UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: September 30

Registrant is making a filing for 11 of its series:

Wells Fargo Diversified Capital Builder Fund, Wells Fargo Diversified Income Builder Fund, Wells Fargo Index Asset Allocation Fund, Wells Fargo International Bond Fund, Wells Fargo Strategic Income Fund, Wells Fargo C&B Mid Cap Value Fund, Wells Fargo Common Stock Fund, Wells Fargo Discovery Fund, Wells Fargo Enterprise Fund, Wells Fargo Opportunity Fund, and Wells Fargo Special Mid Cap Value Fund.

Date of reporting period:    March 31, 2018

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report

March 31, 2018

Wells Fargo Diversified Capital Builder Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Diversified Capital Builder Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

During the last quarter of 2017, investors enjoyed consistently rising equity values globally.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Diversified Capital Builder Fund for the six-month period that ended March 31, 2018. During the last quarter of 2017, investors enjoyed consistently rising equity values globally. During the final two months of the first quarter of 2018, market volatility returned and equity markets reversed their year-to-date gains.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 5.84% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 3.76%. Emerging market stocks, as measured by the MSCI EM Index (Net),3 added 8.96%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 1.08% and the Bloomberg Barclays Municipal Bond Index5 lost 0.37% while fixed-income investments outside the U.S. gained 5.31%, according to the Bloomberg Barclays Global Aggregate ex-USD Index.6 The ICE BofAML U.S. High Yield Index7 fell 0.51% during the period.

During the last three months of 2017, stocks advanced on synchronized global growth, which led to higher investor and consumer confidence. The first quarter of 2018 began with strong stock market gains in January. A strong January 2018 U.S. employment report and inflation concerns prompted equity volatility in February. Investor optimism for growth was supplanted with concerns over trade tensions, increased interest rates, and the prospect of new data privacy regulations.

Reactions to U.S. interest rate increases were uneven across the yield curve and globally.

The U.S. Federal Reserve (Fed) increased the federal funds rate twice during the six-month period for a combined 50 basis points (bps; 100 bps equals 1.00%). Internationally, central banks maintained low interest rates and accommodative monetary policies that supported business activity and stock values in foreign markets. A weaker U.S. dollar was generally supportive of business activity in regions around the globe. The Bank of Japan continued its accommodative monetary policies, and industrial production, retail sales, and fixed asset investment increased in China.

Globally, stocks moved higher during the last quarter of 2017. Low inflation and interest rates supported accelerating global economic growth and corporate earnings. Brief episodes of geopolitical tensions, often associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding U.S. trade policies, did not discourage investing activity.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[7]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo Diversified Capital Builder Fund	3

Fed officials announced in October 2017 plans to begin unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattened yield curve persisted. The Fed raised the federal funds rate target to a range of 1.25% to 1.50% in December 2017 and began selling bonds held in its portfolio.

Positive economic and market news continued as 2017 closed and 2018 began.

In January 2018, fourth-quarter 2017 U.S. gross domestic product was reported to be growing at a reported 3.2% annual rate. The unemployment rate fell to a 17-year low of 4.1%. Tax reform passed and wage growth data improved, encouraging increased business and consumer spending.

Improving business and economic data globally continued to support stocks through January 2018. Political wrangling in the U.S. over budget resolutions could not dissuade investors from buying stocks as payrolls and factory orders increased. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Investor sentiment shifted in February as inflation concerns emerged in the U.S. when readings from the Producer Price Index in January rose 2.5% year over year. During February, the U.S. market endured a loss from January’s high of nearly 12% before recovering much of that loss. The Fed raised the federal funds rate in March 2018. Bond yields rose across the yield curve.

During January 2018, purchasing managers’ indices in China, the eurozone, India, and Japan reported data for December that indicated continued growth. Despite positive economic signals and business fundamentals, international stock values fell during February and March 2018, swept up in the selling momentum in U.S. markets.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

During February, the U.S. market endured a loss from January’s high of nearly 12% before recovering much of that loss.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Diversified Capital Builder Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Margaret Patel

Average annual total returns (%) as of March 31, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKBAX)	1-20-1998	3.34	10.57	7.32	9.65	11.88	7.96	1.12	1.12
Class C (EKBCX)	1-22-1998	7.93	11.04	7.15	8.93	11.04	7.15	1.87	1.87
Administrator Class (EKBDX)	7-30-2010	–	–	–	9.82	12.07	8.14	1.04	1.04
Institutional Class (EKBYX)	1-26-1998	–	–	–	10.07	12.30	8.34	0.79	0.78
Diversified Capital Builder Blended Index[4]	–	–	–	–	11.36	11.13	9.32	–	–
ICE BofAML U.S. Cash Pay High Yield Index[5]	–	–	–	–	3.67	4.98	8.04	–	–
Russell 1000® Index[6]	–	–	–	–	13.98	13.17	9.61	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, high-yield securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Diversified Capital Builder Fund	5

Ten largest holdings (%) as of March 31, 2018[7]
Adobe Systems Incorporated	4.10
Broadcom Limited	3.38
Leidos Holdings Incorporated	3.22
Alphabet Incorporated Class A	3.19
Amphenol Corporation Class A	3.18
Becton Dickinson & Company	3.06
PNC Financial Services Group Incorporated	3.02
LyondellBasell Industries NV Class A	2.76
Raytheon Company	2.55
Plains All American Pipeline LP	2.53

Portfolio allocation as of March 31, 2018[8]

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Diversified Capital Builder Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through January 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.20% for Class A, 1.95% for Class C, 1.05% for Administrator Class, and 0.78% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	Source: Wells Fargo Funds Management, LLC. The Diversified Capital Builder Blended Index is composed of the Russell 1000® Index (75%) and the ICE BofAML U.S. Cash Pay High Yield Index (25%). You cannot invest directly in an index.

[5]	The ICE BofAML U.S. Cash Pay High Yield Index is an unmanaged market index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond index. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[6]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[7]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Diversified Capital Builder Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2017 to March 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2017	Ending account value 3-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,041.62	$5.65	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.40	$5.59	1.11%
Class C
Actual	$1,000.00	$1,037.58	$9.45	1.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.66	$9.35	1.86%
Administrator Class
Actual	$1,000.00	$1,041.24	$5.24	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.19	1.03%
Institutional Class
Actual	$1,000.00	$1,042.32	$3.97	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.04	$3.93	0.78%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Diversified Capital Builder Fund	7

Security name	Shares	Value

Common Stocks: 85.50%

Consumer Discretionary: 1.33%

Household Durables: 0.78%
Whirlpool Corporation	50,000	$7,655,500

Specialty Retail: 0.55%
The Home Depot Incorporated	30,000	5,347,200

Consumer Staples: 0.60%

Food Products: 0.60%
Lamb Weston Holdings Incorporated	100,001	5,822,058

Energy: 11.47%

Oil, Gas & Consumable Fuels: 11.47%
Andeavor Logistics LP	495,000	22,180,950
Enterprise Products Partners	140,000	3,427,200
EOG Resources Incorporated	35,000	3,684,450
EQT Corporation	100,000	4,751,000
Kinder Morgan Incorporated	1,625,000	24,472,500
ONEOK Incorporated	150,000	8,538,000
Plains All American Pipeline LP	1,120,000	24,673,600
The Williams Companies Incorporated	810,000	20,136,600

		111,864,300

Financials: 4.70%

Banks: 3.43%
PNC Financial Services Group Incorporated	195,000	29,491,800
Regions Financial Corporation	210,000	3,901,800

		33,393,600

Capital Markets: 1.27%
S&P Global Incorporated	65,000	12,418,900

Health Care: 11.33%

Health Care Equipment & Supplies: 5.86%
Abbott Laboratories	410,000	24,567,200
Becton Dickinson & Company	137,538	29,804,485
Hologic Incorporated †	50,000	1,868,000
West Pharmaceutical Services Incorporated	10,000	882,900

		57,122,585

Life Sciences Tools & Services: 5.12%
Agilent Technologies Incorporated	170,000	11,373,000
Thermo Fisher Scientific Incorporated	100,000	20,646,000
Waters Corporation †	90,000	17,878,500

		49,897,500

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Diversified Capital Builder Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Shares	Value

Pharmaceuticals: 0.35%
Eli Lilly & Company	45,000	$3,481,650

Industrials: 14.13%

Aerospace & Defense: 7.07%
Curtiss-Wright Corporation	130,000	17,559,100
Huntington Ingalls Industries Incorporated	65,000	16,754,400
Lockheed Martin Corporation	29,000	9,799,970
Raytheon Company	115,000	24,819,300

		68,932,770

Building Products: 0.40%
Apogee Enterprises Incorporated	90,000	3,901,500

Electrical Equipment: 1.35%
AMETEK Incorporated	100,000	7,597,000
Eaton Corporation plc	70,000	5,593,700

		13,190,700

Industrial Conglomerates: 1.39%
Honeywell International Incorporated	45,000	6,502,950
Roper Industries Incorporated	25,000	7,017,250

		13,520,200

Machinery: 3.92%
IDEX Corporation	95,000	13,538,450
John Bean Technologies Corporation	140,000	15,876,000
Oshkosh Corporation	80,000	6,181,600
Parker-Hannifin Corporation	15,000	2,565,450

		38,161,500

Information Technology: 32.89%

Electronic Equipment, Instruments & Components: 6.12%
Amphenol Corporation Class A	360,000	31,006,800
Corning Incorporated	670,000	18,679,600
FLIR Systems Incorporated	200,000	10,002,000

		59,688,400

Internet Software & Services: 3.19%
Alphabet Incorporated Class A †	30,000	31,114,200

IT Services: 3.76%
Leidos Holdings Incorporated	480,000	31,392,000
MasterCard Incorporated Class A	30,000	5,254,800

		36,646,800

Semiconductors & Semiconductor Equipment: 11.71%
Applied Materials Incorporated	70,000	3,892,700
Broadcom Limited	140,000	32,991,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Diversified Capital Builder Fund	9

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Cypress Semiconductor Corporation	600,000	$10,176,000
Microsemi Corporation †	310,000	20,063,200
QUALCOMM Incorporated	70,000	3,878,700
Texas Instruments Incorporated	145,000	15,064,050
Versum Materials Incorporated	170,000	6,397,100
Xilinx Incorporated	300,000	21,672,000

		114,134,750

Software: 7.16%
Adobe Systems Incorporated †	185,000	39,974,800
Microsoft Corporation	140,000	12,777,800
Salesforce.com Incorporated †	50,000	5,815,000
Synopsys Incorporated †	135,000	11,237,400

		69,805,000

Technology Hardware, Storage & Peripherals: 0.95%
Western Digital Corporation	100,000	9,227,000

Materials: 6.46%

Chemicals: 5.64%
Ashland Global Holdings Incorporated	30,000	2,093,700
Celanese Corporation Series A	75,000	7,515,750
DowDuPont Incorporated	110,000	7,008,100
Eastman Chemical Company	45,000	4,751,100
Huntsman Corporation	90,000	2,632,500
LyondellBasell Industries NV Class A	255,000	26,948,400
Olin Corporation	25,000	759,750
Westlake Chemical Corporation	30,000	3,334,500

		55,043,800

Containers & Packaging: 0.82%
Avery Dennison Corporation	75,000	7,968,750

Real Estate: 0.65%

Equity REITs: 0.65%
Saul Centers Incorporated	125,000	6,371,250

Utilities: 1.94%

Electric Utilities: 0.21%
American Electric Power Company Incorporated	30,000	2,057,700

Gas Utilities: 1.73%
Atmos Energy Corporation	200,000	16,848,000

Total Common Stocks (Cost $692,815,060)		833,615,613

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Diversified Capital Builder Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 11.49%

Consumer Discretionary: 0.50%

Hotels, Restaurants & Leisure: 0.21%
Speedway Motorsports Incorporated	5.13%	2-1-2023	$2,000,000	$1,991,400

Media: 0.29%
McGraw-Hill Global Education Holdings LLC 144A«	7.88	5-15-2024	3,000,000	2,868,060

Consumer Staples: 0.10%

Food Products: 0.10%
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	1,000,000	991,250

Energy: 0.62%

Oil, Gas & Consumable Fuels: 0.62%
Plains All American Pipeline LP	4.65	10-15-2025	6,000,000	6,032,754

Health Care: 2.46%

Health Care Equipment & Supplies: 0.26%
Teleflex Incorporated	4.88	6-1-2026	2,500,000	2,475,000

Health Care Providers & Services: 2.10%
AMN Healthcare Incorporated 144A	5.13	10-1-2024	10,512,000	10,485,720
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	1,000,000	966,550
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	1,000,000	976,250
HealthSouth Corporation	5.13	3-15-2023	1,000,000	1,012,500
West Street Merger Sub Incorporated 144A	6.38	9-1-2025	7,400,000	7,048,500

				20,489,520

Pharmaceuticals: 0.10%
Catalent Pharma Solutions Incorporated 144A	4.88	1-15-2026	1,000,000	975,000

Industrials: 0.98%

Aerospace & Defense: 0.52%
TransDigm Group Incorporated	6.38	6-15-2026	3,500,000	3,526,250
TransDigm Group Incorporated	6.50	5-15-2025	1,500,000	1,515,000

				5,041,250

Commercial Services & Supplies: 0.15%
Acco Brands Corporation 144A	5.25	12-15-2024	1,500,000	1,507,500

Machinery: 0.10%
SPX FLOW Incorporated 144A	5.88	8-15-2026	1,000,000	1,027,500

Trading Companies & Distributors: 0.21%
Wesco Distribution Incorporated	5.38	6-15-2024	2,000,000	2,007,500

Information Technology: 3.38%

Communications Equipment: 0.63%
CommScope Incorporated 144A	5.50	6-15-2024	6,000,000	6,127,500

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Diversified Capital Builder Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Electronic Equipment, Instruments & Components: 1.70%
Belden Incorporated 144A	5.25%	7-15-2024	$3,000,000	$3,166,200
TTM Technologies Incorporated 144A	5.63	10-1-2025	13,505,000	13,437,473

				16,603,673

Semiconductors & Semiconductor Equipment: 0.32%
Versum Materials Incorporated 144A	5.50	9-30-2024	3,000,000	3,105,000

Software: 0.73%
Nuance Communications Company	6.00	7-1-2024	2,000,000	2,050,000
Symantec Corporation 144A	5.00	4-15-2025	5,000,000	5,041,154

				7,091,154

Materials: 3.00%

Chemicals: 2.68%
Koppers Incorporated 144A	6.00	2-15-2025	8,190,000	8,367,723
Olin Corporation	5.50	8-15-2022	6,000,000	6,195,000
Platform Specialty Products Corporation 144A	5.88	12-1-2025	3,000,000	2,932,500
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	6,835,000	6,698,300
Valvoline Incorporated	4.38	8-15-2025	2,000,000	1,942,500

				26,136,023

Containers & Packaging: 0.32%
Berry Plastics Corporation	5.13	7-15-2023	3,120,000	3,155,194

Real Estate: 0.25%

Equity REITs: 0.25%
Iron Mountain Incorporated 144A	5.38	6-1-2026	2,000,000	1,912,500
Iron Mountain Incorporated	5.75	8-15-2024	500,000	484,375

				2,396,875

Utilities: 0.20%

Independent Power & Renewable Electricity Producers: 0.20%
NRG Energy Incorporated 144A	5.75	1-15-2028	2,000,000	1,955,000

Total Corporate Bonds and Notes (Cost $112,694,575)				111,977,153

Yankee Corporate Bonds and Notes: 2.54%

Financials: 0.50%

Diversified Financial Services: 0.50%
Tronox Finance plc 144A	5.75	10-1-2025	5,000,000	4,862,500

Health Care: 0.24%

Pharmaceuticals: 0.24%
Mallinckrodt plc 144A«	5.50	4-15-2025	3,000,000	2,328,750

Industrials: 0.20%

Electrical Equipment: 0.20%
Sensata Technologies BV 144A	4.88	10-15-2023	2,000,000	2,003,100

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Diversified Capital Builder Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 1.60%

Technology Hardware, Storage & Peripherals: 1.60%
Seagate HDD	4.75%	6-1-2023	$9,500,000	$9,505,911
Seagate HDD	4.88	6-1-2027	6,396,000	6,057,668

				15,563,579

Total Yankee Corporate Bonds and Notes (Cost $24,542,975)				24,757,929

	Yield		Shares
Short-Term Investments: 0.66%

Investment Companies: 0.66%
Securities Lending Cash Investment LLC (l)(r)(u)	1.89		3,105,089	3,105,400
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.54		3,323,641	3,323,641

Total Short-Term Investments (Cost $6,429,041)				6,429,041

Total investments in securities (Cost $836,481,651)	100.19%	976,779,736
Other assets and liabilities, net	(0.19)	(1,819,451)

Total net assets	100.00%	$974,960,285

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	8,312,789	16,912,601	22,120,301	3,105,089	$0	$0	$8,919	$3,105,400
Wells Fargo Government Money Market Fund Select Class	6,114,337	70,499,635	73,290,331	3,323,641	0	0	17,501	3,323,641

					$0	$0	$26,420	$6,429,041	0.66%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2018 (unaudited)	Wells Fargo Diversified Capital Builder Fund	13

Assets
Investments in unaffiliated securities (including $3,040,487 of securities on loan), at value (cost $830,052,610)	$970,350,695
Investments in affiliated securities, at value (cost $6,429,041)	6,429,041
Cash	256,754
Receivable for Fund shares sold	1,424,994
Receivable for dividends and interest	2,707,734
Receivable for securities lending income	1,731
Prepaid expenses and other assets	236,910

Total assets	981,407,859

Liabilities
Payable upon receipt of securities loaned	3,103,912
Payable for investments purchased	1,522,847
Payable for Fund shares redeemed	840,531
Management fee payable	543,825
Administration fees payable	161,735
Distribution fee payable	82,367
Trustees’ fees and expenses payable	865
Accrued expenses and other liabilities	191,492

Total liabilities	6,447,574

Total net assets	$974,960,285

NET ASSETS CONSIST OF
Paid-in capital	$819,927,007
Undistributed net investment income	2,146,114
Accumulated net realized gains on investments	12,589,079
Net unrealized gains on investments	140,298,085

Total net assets	$974,960,285

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$556,778,453
Shares outstanding – Class A1	54,658,774
Net asset value per share – Class A	$10.19
Maximum offering price per share – Class A2	$10.81
Net assets – Class C	$123,428,838
Shares outstanding – Class C1	12,142,181
Net asset value per share – Class C	$10.17
Net assets – Administrator Class	$10,911,348
Shares outstanding – Administrator Class[1]	1,070,067
Net asset value per share – Administrator Class	$10.20
Net assets – Institutional Class	$283,841,646
Shares outstanding – Institutional Class[1]	28,049,140
Net asset value per share – Institutional Class	$10.12

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Diversified Capital Builder Fund	Statement of operations—six months ended March 31, 2018 (unaudited)

Investment income
Dividends	$8,129,155
Interest	3,999,191
Income from affiliated securities	26,420

Total investment income	12,154,766

Expenses
Management fee	3,065,151
Administration fees
Class A	596,086
Class C	129,626
Administrator Class	7,184
Institutional Class	180,928
Shareholder servicing fees
Class A	709,626
Class C	154,317
Administrator Class	13,816
Distribution fee
Class C	462,950
Custody and accounting fees	24,434
Professional fees	22,992
Registration fees	32,230
Shareholder report expenses	21,767
Trustees’ fees and expenses	10,059
Other fees and expenses	2,599

Total expenses	5,433,765
Less: Fee waivers and/or expense reimbursements	(261)

Net expenses	5,433,504

Net investment income	6,721,262

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	12,033,435
Net change in unrealized gains (losses) on investments	19,780,591

Net realized and unrealized gains (losses) on investments	31,814,026

Net increase in net assets resulting from operations	$38,535,288

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Diversified Capital Builder Fund	15

	Six months ended March 31, 2018 (unaudited)		Year ended September 30, 2017

Operations
Net investment income		$6,721,262		$11,582,765
Net realized gains on investments		12,033,435		45,195,207
Net change in unrealized gains (losses) on investments		19,780,591		48,014,577

Net increase in net assets resulting from operations		38,535,288		104,792,549

Distributions to shareholders from
Net investment income
Class A		(2,504,426)		(7,661,442)
Class B		N/A		(3,723)[1]
Class C		(51,669)		(923,064)
Administrator Class		(56,683)		(276,788)
Institutional Class		(1,936,146)		(3,377,945)
Net realized gains
Class A		(26,067,151)		(37,599,086)
Class B		N/A		(82,941)[1]
Class C		(5,684,959)		(5,700,242)
Administrator Class		(514,874)		(1,444,857)
Institutional Class		(12,827,757)		(11,035,158)

Total distributions to shareholders		(49,643,665)		(68,105,246)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,408,871	25,251,631	10,742,727	105,549,123
Class B	N/A	N/A	8,989 [1]	89,544 [1]
Class C	1,552,258	16,199,102	6,100,806	60,045,789
Administrator Class	187,877	1,982,824	1,150,741	11,315,314
Institutional Class	4,468,368	46,605,280	15,573,690	152,910,373

		90,038,837		329,910,143

Reinvestment of distributions
Class A	2,680,318	27,306,071	4,536,323	43,125,024
Class B	N/A	N/A	7,409 [1]	70,848 [1]
Class C	547,031	5,552,022	629,617	5,974,204
Administrator Class	53,976	550,417	179,684	1,707,679
Institutional Class	1,398,356	14,171,619	1,417,203	13,422,904

		47,580,129		64,300,659

Payment for shares redeemed
Class A	(3,931,839)	(41,213,024)	(8,712,586)	(86,111,676)
Class B	N/A	N/A	(166,895)[1]	(1,667,192)[1]
Class C	(1,370,802)	(14,344,760)	(2,103,704)	(20,778,345)
Administrator Class	(162,892)	(1,691,946)	(2,486,279)	(24,695,561)
Institutional Class	(3,459,983)	(35,898,294)	(3,745,131)	(36,861,266)

		(93,148,024)		(170,114,040)

Net increase in net assets resulting from capital share transactions		44,470,942		224,096,762

Total increase in net assets		33,362,565		260,784,065

Net assets
Beginning of period		941,597,720		680,813,655

End of period		$974,960,285		$941,597,720

Undistributed (overdistributed) net investment income		$2,146,114		$(26,224)

[1]	For the period from October 1, 2016 to May 5, 2017. Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Diversified Capital Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.30	$9.96	$9.12	$9.31	$7.89	$6.93
Net investment income	0.07	0.14 [1]	0.17	0.11	0.09	0.12
Net realized and unrealized gains (losses) on investments	0.36	1.12	1.71	(0.20)	1.41	0.96

Total from investment operations	0.43	1.26	1.88	(0.09)	1.50	1.08
Distributions to shareholders from
Net investment income	(0.05)	(0.14)	(0.15)	(0.10)	(0.08)	(0.12)
Net realized gains	(0.49)	(0.78)	(0.89)	0.00	0.00	0.00

Total distributions to shareholders	(0.54)	(0.92)	(1.04)	(0.10)	(0.08)	(0.12)
Net asset value, end of period	$10.19	$10.30	$9.96	$9.12	$9.31	$7.89
Total return[2]	4.16%	13.62%	22.85%	(1.05)%	19.10%	15.75%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.12%	1.14%	1.19%	1.21%	1.20%
Net expenses	1.11%	1.12%	1.14%	1.19%	1.20%	1.20%
Net investment income	1.37%	1.43%	1.77%	1.17%	1.09%	1.66%
Supplemental data
Portfolio turnover rate	17%	54%	73%	69%	82%	70%
Net assets, end of period (000s omitted)	$556,778	$551,272	$467,503	$402,303	$431,388	$399,535

[1]	Calculated based upon average shares outstanding.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Diversified Capital Builder Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.28	$9.96	$9.12	$9.32	$7.90	$6.94
Net investment income	0.03	0.08	0.10	0.05	0.03	0.07
Net realized and unrealized gains (losses) on investments	0.35	1.11	1.72	(0.22)	1.41	0.96

Total from investment operations	0.38	1.19	1.82	(0.17)	1.44	1.03
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.09)	(0.09)	(0.03)	(0.02)	(0.07)
Net realized gains	(0.49)	(0.78)	(0.89)	0.00	0.00	0.00

Total distributions to shareholders	(0.49)	(0.87)	(0.98)	(0.03)	(0.02)	(0.07)
Net asset value, end of period	$10.17	$10.28	$9.96	$9.12	$9.32	$7.90
Total return[2]	3.76%	12.85%	21.96%	(1.88)%	18.21%	14.86%
Ratios to average net assets (annualized)
Gross expenses	1.86%	1.87%	1.89%	1.94%	1.96%	1.95%
Net expenses	1.86%	1.87%	1.89%	1.94%	1.95%	1.95%
Net investment income	0.62%	0.65%	1.03%	0.41%	0.34%	0.91%
Supplemental data
Portfolio turnover rate	17%	54%	73%	69%	82%	70%
Net assets, end of period (000s omitted)	$123,429	$117,346	$67,630	$53,373	$45,670	$39,758

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Diversified Capital Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.32	$9.97	$9.12	$9.32	$7.90	$6.94
Net investment income	0.08 [1]	0.16 [1]	0.18 [1]	0.14 [1]	0.12 [1]	0.14 [1]
Net realized and unrealized gains (losses) on investments	0.34	1.12	1.73	(0.22)	1.41	0.96

Total from investment operations	0.42	1.28	1.91	(0.08)	1.53	1.10
Distributions to shareholders from
Net investment income	(0.05)	(0.15)	(0.17)	(0.12)	(0.11)	(0.14)
Net realized gains	(0.49)	(0.78)	(0.89)	0.00	0.00	0.00

Total distributions to shareholders	(0.54)	(0.93)	(1.06)	(0.12)	(0.11)	(0.14)
Net asset value, end of period	$10.20	$10.32	$9.97	$9.12	$9.32	$7.90
Total return[2]	4.12%	13.75%	23.14%	(0.92)%	19.39%	16.06%
Ratios to average net assets (annualized)
Gross expenses	1.03%	1.04%	1.06%	1.05%	1.04%	1.04%
Net expenses	1.03%	1.04%	1.03%	0.95%	0.95%	0.95%
Net investment income	1.45%	1.58%	1.89%	1.41%	1.33%	1.84%
Supplemental data
Portfolio turnover rate	17%	54%	73%	69%	82%	70%
Net assets, end of period (000s omitted)	$10,911	$10,225	$21,398	$7,898	$9,411	$6,836

[1]	Calculated based upon average shares outstanding.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Diversified Capital Builder Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.25	$9.90	$9.07	$9.27	$7.85	$6.90
Net investment income	0.09	0.19	0.20	0.15	0.13 [1]	0.15
Net realized and unrealized gains (losses) on investments	0.34	1.11	1.71	(0.21)	1.41	0.95

Total from investment operations	0.43	1.30	1.91	(0.06)	1.54	1.10
Distributions to shareholders from
Net investment income	(0.07)	(0.17)	(0.19)	(0.14)	(0.12)	(0.15)
Net realized gains	(0.49)	(0.78)	(0.89)	0.00	0.00	0.00

Total distributions to shareholders	(0.56)	(0.95)	(1.08)	(0.14)	(0.12)	(0.15)
Net asset value, end of period	$10.12	$10.25	$9.90	$9.07	$9.27	$7.85
Total return[2]	4.23%	14.11%	23.28%	(0.75)%	19.68%	16.17%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.79%	0.81%	0.79%	0.78%	0.77%
Net expenses	0.78%	0.78%	0.78%	0.77%	0.78%	0.77%
Net investment income	1.70%	1.71%	2.14%	1.58%	1.52%	2.08%
Supplemental data
Portfolio turnover rate	17%	54%	73%	69%	82%	70%
Net assets, end of period (000s omitted)	$283,842	$262,754	$122,769	$97,251	$100,160	$149,790

[1]	Calculated based upon average shares outstanding.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Diversified Capital Builder Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Diversified Capital Builder Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through May 5, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or

Notes to financial statements (unaudited)	Wells Fargo Diversified Capital Builder Fund	21

decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2018, the aggregate cost of all investments for federal income tax purposes was $835,780,189 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$165,982,107
Gross unrealized losses	(24,982,560)
Net unrealized gains	$140,999,547

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

22	Wells Fargo Diversified Capital Builder Fund	Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$13,002,700	$0	$0	$13,002,700
Consumer staples	5,822,058	0	0	5,822,058
Energy	111,864,300	0	0	111,864,300
Financials	45,812,500	0	0	45,812,500
Health care	110,501,735	0	0	110,501,735
Industrials	137,706,670	0	0	137,706,670
Information technology	320,616,150	0	0	320,616,150
Materials	63,012,550	0	0	63,012,550
Real estate	6,371,250	0	0	6,371,250
Utilities	18,905,700	0	0	18,905,700

Corporate bonds and notes	0	111,977,153	0	111,977,153

Yankee corporate bonds and notes	0	24,757,929	0	24,757,929

Short-term investments
Investment companies	3,323,641	0	0	3,323,641
Investments measured at net asset value*				3,105,400
Total assets	$836,939,254	$136,735,082	$0	$976,779,736

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $3,105,400 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment

Notes to financial statements (unaudited)	Wells Fargo Diversified Capital Builder Fund	23

objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.65% and declining to 0.48% as the average daily net assets of the Fund increase. For the six months ended March 31, 2018, the management fee was equivalent to an annual rate of 0.63% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.20% for Class A shares, 1.95% for Class C shares 1.05% for Administrator Class shares, and 0.78% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2018, Funds Distributor received $32,699 from the sale of Class A shares and $387 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended March 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2018 were $174,247,634 and $168,044,183, respectively.

24	Wells Fargo Diversified Capital Builder Fund	Notes to financial statements (unaudited)

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended March 31, 2018, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Diversified Capital Builder Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Diversified Capital Builder Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Diversified Capital Builder Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

28	Wells Fargo Diversified Capital Builder Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
C. David Messman** (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

**	David Messman was the Secretary and Chief Legal Officer until April 16, 2018.

List of abbreviations	Wells Fargo Diversified Capital Builder Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309990 05-18 SA225/SAR225 03-18

Semi-Annual Report

March 31, 2018

Wells Fargo Diversified Income Builder Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Diversified Income Builder Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

During the last quarter of 2017, investors enjoyed consistently rising equity values globally.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Diversified Income Builder Fund for the six-month period that ended March 31, 2018. During the last quarter of 2017, investors enjoyed consistently rising equity values globally. During the final two months of the first quarter of 2018, market volatility returned and equity markets reversed their year-to-date gains.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 5.84% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 3.76%. Emerging market stocks, as measured by the MSCI EM Index (Net),3 added 8.96%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 1.08% and the Bloomberg Barclays Municipal Bond Index5 lost 0.37% while fixed-income investments outside the U.S. gained 5.31%, according to the Bloomberg Barclays Global Aggregate ex-USD Index.6 The ICE BofAML U.S. High Yield Index7 fell 0.51% during the period.

During the last three months of 2017, stocks advanced on synchronized global growth, which led to higher investor and consumer confidence. The first quarter of 2018 began with strong stock market gains in January. A strong January 2018 U.S. employment report and inflation concerns prompted equity volatility in February. Investor optimism for growth was supplanted with concerns over trade tensions, increased interest rates, and the prospect of new data privacy regulations.

Reactions to U.S. interest rate increases were uneven across the yield curve and globally.

The U.S. Federal Reserve (Fed) increased the federal funds rate twice during the six-month period for a combined 50 basis points (bps; 100 bps equals 1.00%). Internationally, central banks maintained low interest rates and accommodative monetary policies that supported business activity and stock values in foreign markets. A weaker U.S. dollar was generally supportive of business activity in regions around the globe. The Bank of Japan continued its accommodative monetary policies, and industrial production, retail sales, and fixed asset investment increased in China.

Globally, stocks moved higher during the last quarter of 2017. Low inflation and interest rates supported accelerating global economic growth and corporate earnings. Brief episodes of geopolitical tensions, often associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding U.S. trade policies, did not discourage investing activity.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[7]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo Diversified Income Builder Fund	3

Fed officials announced in October 2017 plans to begin unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattened yield curve persisted. The Fed raised the federal funds rate target to a range of 1.25% to 1.50% in December 2017 and began selling bonds held in its portfolio.

Positive economic and market news continued as 2017 closed and 2018 began.

In January 2018, fourth-quarter 2017 U.S. gross domestic product was reported to be growing at a reported 3.2% annual rate. The unemployment rate fell to a 17-year low of 4.1%. Tax reform passed and wage growth data improved, encouraging increased business and consumer spending.

Improving business and economic data globally continued to support stocks through January 2018. Political wrangling in the U.S. over budget resolutions could not dissuade investors from buying stocks as payrolls and factory orders increased. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Investor sentiment shifted in February as inflation concerns emerged in the U.S. when readings from the Producer Price Index in January rose 2.5% year over year. During February, the U.S. market endured a loss from January’s high of nearly 12% before recovering much of that loss. The Fed raised the federal funds rate in March 2018. Bond yields rose across the yield curve.

During January 2018, purchasing managers’ indices in China, the eurozone, India, and Japan reported data for December that indicated continued growth. Despite positive economic signals and business fundamentals, international stock values fell during February and March 2018, swept up in the selling momentum in U.S. markets.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

During February, the U.S. market endured a loss from January’s high of nearly 12% before recovering much of that loss.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Diversified Income Builder Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp Acharya, CFA®, FRM‡

Margaret Patel

Average annual total returns (%) as of March 31, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKSAX)	4-14-1987	(1.67)	4.87	5.99	4.32	6.10	6.61	1.05	0.85
Class C (EKSCX)	2-1-1993	2.58	5.35	5.83	3.58	5.35	5.83	1.80	1.60
Administrator Class (EKSDX)	7-30-2010	–	–	–	4.50	6.30	6.76	0.97	0.77
Institutional Class (EKSYX)	1-13-1997	–	–	–	4.70	6.51	6.97	0.72	0.52
Diversified Income Builder Blended Index[4]	–	–	–	–	6.24	7.04	8.54	–	–
ICE BofAML U.S. Cash Pay High Yield Index[5]	–	–	–	–	3.67	4.98	8.04	–	–
Russell 1000® Index[6]	–	–	–	–	13.98	13.17	9.61	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, high-yield securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Diversified Income Builder Fund	5

Ten largest holdings (%) as of March 31, 2018[7]
AMN Healthcare Incorporated 5.13%, 10-1-2024	3.28
Cheniere Corpus Christi Holdings LLC 5.13%, 6-30-2027	3.13
Tronox Finance plc 5.75%, 10-1-2025	2.13
TTM Technologies Incorporated 5.63%, 10-1-2025	2.11
Versum Materials Incorporated 5.50%, 9-30-2024	1.84
HCA Incorporated 5.38%, 2-1-2025	1.74
Koppers Incorporated 6.00%, 2-15-2025	1.73
Lamb Weston Holdings Incorporated 4.63%, 11-1-2024	1.66
A. Schulman Incorporated 6.88%, 6-1-2023	1.56
HD Supply Incorporated 5.75%, 4-15-2024	1.55

Portfolio allocation as of March 31, 2018[8]

‡	Mr. Acharya became a portfolio manager of the Fund on January 2, 2018.

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Diversified Income Builder Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through January 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	Source: Wells Fargo Funds Management, LLC. The Diversified Income Builder Blended Index is composed of the ICE BofAML U.S. Cash Pay High Yield Index (65%) and the Russell 1000® Index (35%). Prior to January 2, 2018, The Diversified Income Builder Blended Index was weighted 75% in the ICE BofAML U.S. Cash Pay High Yield Index and 25% in the Russell 1000® Index. You cannot invest directly in an index.

[5]	The ICE BofAML U.S. Cash Pay High Yield Index is an unmanaged market index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond index. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[6]	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[7]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Diversified Income Builder Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2017 to March 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2017	Ending account value 3-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$997.11	$4.68	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.24	$4.73	0.94%
Class C
Actual	$1,000.00	$993.87	$8.40	1.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.50	$8.50	1.69%
Administrator Class
Actual	$1,000.00	$997.46	$4.18	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.23	0.84%
Institutional Class
Actual	$1,000.00	$1,000.08	$3.04	0.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.89	$3.07	0.61%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Diversified Income Builder Fund	7

Security name	Shares	Value

Common Stocks: 36.77%

Consumer Discretionary: 2.03%

Auto Components: 0.22%
Lear Corporation	4,965	$923,937
Xinyi Glass Holdings Limited	508,000	773,255

		1,697,192

Automobiles: 0.33%
General Motors Company	35,089	1,275,134
Renault SA	10,815	1,312,376

		2,587,510

Hotels, Restaurants & Leisure: 0.30%
Extended Stay America Incorporated	57,552	1,137,803
Las Vegas Sands Corporation	16,597	1,193,324

		2,331,127

Household Durables: 0.40%
Leggett & Platt Incorporated	45,000	1,996,200
Persimmon plc	31,164	1,106,081

		3,102,281

Multiline Retail: 0.31%
Kohl’s Corporation	22,227	1,456,091
Target Corporation	13,291	922,794

		2,378,885

Specialty Retail: 0.11%
DSW Incorporated Class A	39,764	893,099

Textiles, Apparel & Luxury Goods: 0.36%
Li & Fung Limited	2,126,000	1,048,068
Ralph Lauren Corporation	8,999	1,006,088
Yue Yuen Industrial Holdings Limited	178,500	715,154

		2,769,310

Consumer Staples: 0.44%

Food & Staples Retailing: 0.19%
Wal-Mart Stores Incorporated	16,311	1,451,190

Food Products: 0.15%
Lamb Weston Holdings Incorporated	20,000	1,164,400

Tobacco: 0.10%
Imperial Tobacco Group plc	23,975	816,337

Energy: 7.34%

Energy Equipment & Services: 0.04%
Archrock Partners LP	6,882	84,098
Hi-Crush Partners LP	12,218	129,511

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Diversified Income Builder Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Shares	Value

Energy Equipment & Services (continued)
Seadrill Partners LLC	8,711	$23,955
USD Compression Partners LP	5,189	87,850

		325,414

Oil, Gas & Consumable Fuels: 7.30%
Alliance Holdings GP LP	4,262	106,593
Alliance Resource Partners LP	13,263	234,092
American Midstream Partners	6,753	72,932
Andeavor Logistics LP	100,851	4,519,133
Antero Midstream GP LP «	6,629	105,998
Antero Midstream Partners LP	15,609	404,117
Black Stone Minerals LP	14,913	246,810
Blueknight Energy Partners LP	6,807	28,930
Boardwalk Pipeline Partners LP	22,281	226,152
BP Midstream Partners LP	3,823	68,202
Buckeye Partners LP	26,113	976,365
Calumet Specialty Products LP †	10,937	77,106
Capital Product Partners LP	18,686	58,300
Cheniere Energy Partners LP	7,447	216,708
CNX Midstream Partners LP	3,623	66,627
Consol Coal Resources LP	1,246	17,382
Crescent Point Energy Corporation	118,600	806,408
Crestwood Equity Partners LP	8,433	215,885
CrossAmerica Partners LP	3,267	67,170
CVR Refining LP	8,934	116,589
DCP Midstream LP	16,073	564,484
Delek Logistics Partners LP	1,513	42,894
Dominion Energy Midstream Partners LP	7,448	114,327
Dorchester Minerals LP	4,654	74,929
Dynagas LNG Partners LP	3,538	35,380
Emerge Energy Services LP †	3,814	23,456
Enable Midstream Partners LP	14,632	200,751
Enbridge Energy Partners LP	47,667	459,510
Energy Transfer Equity LP	153,694	2,183,992
Energy Transfer Partners LP	190,671	3,092,684
Enlink Midstream LLC	11,271	165,120
Enlink Midstream Partners LP	29,288	400,074
Enterprise Products Partners	260,615	6,379,855
Enviva Partners LP	2,126	58,252
EQT Corporation	30,000	1,425,300
EQT GP Holdings LP	4,738	109,353
EQT Midstream Partners LP	10,472	618,162
Foresight Energy LP	5,100	17,952
Gaslog Partners LP	7,299	170,067
Genesis Energy LP	18,768	369,917
Global Partners LP	5,023	77,103
Golar LNG Partners LP	8,806	150,671
Green Plains Partners LP	2,039	35,479
Hess Midstream Partners LP	2,768	52,703
Hoegh LNG Partners LP	3,024	48,989

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Diversified Income Builder Fund	9

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Holly Energy Partners LP	8,058	$222,159
Kimbell Royalty Partners LP	1,556	29,564
Kinder Morgan Incorporated	230,000	3,463,800
KNOT Offshore Partners LP	4,132	81,814
Magellan Midstream Partners LP	40,626	2,370,527
Martin Midstream Partners LP	5,678	76,653
MPLX LP	51,111	1,688,707
Natural Resource Partners LP	1,415	40,611
Navios Maritime Midstream Partners LP	3,239	13,086
NGL Energy Partners LP	21,557	237,127
Noble Midstream Partners LP	3,172	147,910
Nustar Energy Lp Mlp	14,101	287,519
NuStar GP Holdings LLC	6,041	69,774
Oasis Midstream Partners LP	1,347	23,855
ONEOK Incorporated	60,000	3,415,200
PBF Logistics LP	4,027	74,298
Phillips 66 Partners LP	8,870	423,809
Plains All American Pipeline LP	256,175	5,643,535
Plains GP Holdings LP Class A	27,567	599,582
Repsol YPF SA	52,778	938,162
Rice Midstream Partners LP	13,088	236,893
Shell Midstream Partners LP	23,907	503,242
Spectra Energy Partners LP	15,807	531,747
Sprague Resources LP	1,805	43,049
Summit Midstream Partners LP	8,324	116,952
Sunoco LP	9,916	252,957
Tallgrass Energy GP LP	10,339	196,648
Tallgrass Energy Partners LP	8,335	315,813
TC Pipelines LP	9,520	330,249
Teekay LNG Partners LP	9,639	172,538
Teekay Offshore Partners LP	17,520	39,770
The Williams Companies Incorporated	135,000	3,356,100
Total SA	20,288	1,162,901
Transmontaigne Partners LP	2,303	82,424
USD Partners LP	2,434	25,192
Valero Energy Corporation	13,621	1,263,620
Valero Energy Partners LP	4,005	141,897
Viper Energy Partners LP	7,094	180,259
Western Gas Equity Partners LP	7,015	232,337
Western Gas Partners LP	17,116	730,340
Williams Partners LP	43,041	1,481,902

		56,747,425

Financials: 1.67%

Banks: 0.65%
Industrial & Commercial Bank of China Limited H Shares	1,827,000	1,592,204
JPMorgan Chase & Company	20,697	2,276,049
United Overseas Bank Limited	55,000	1,157,321

		5,025,574

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Diversified Income Builder Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Shares	Value

Capital Markets: 0.57%
Ares Capital Corporation	91,003	$1,444,218
Intermediate Capital Group	114,196	1,577,290
Natixis	168,130	1,379,556

		4,401,064

Diversified Financial Services: 0.21%
Compass Diversified Holdings	46,400	760,960
ORIX Corporation	51,100	915,761

		1,676,721

Mortgage REITs: 0.24%
MFA Financial Incorporated	119,179	897,418
New Residential Investment Corporation	57,615	947,767

		1,845,185

Health Care: 3.92%

Biotechnology: 0.27%
Amgen Incorporated	6,272	1,069,251
Gilead Sciences Incorporated	13,710	1,033,597

		2,102,848

Health Care Equipment & Supplies: 1.54%
Abbott Laboratories	70,000	4,194,400
Becton Dickinson & Company	18,000	3,900,600
Teleflex Incorporated	15,000	3,824,700

		11,919,700

Health Care Providers & Services: 0.16%
UnitedHealth Group Incorporated	5,745	1,229,430

Life Sciences Tools & Services: 1.04%
Thermo Fisher Scientific Incorporated	20,000	4,129,200
Waters Corporation †	20,000	3,973,000

		8,102,200

Pharmaceuticals: 0.91%
Allergan plc	20,000	3,365,800
Eli Lilly & Company	35,000	2,707,950
GlaxoSmithKline plc	52,705	1,023,586

		7,097,336

Industrials: 4.10%

Aerospace & Defense: 1.90%
Boeing Company	3,306	1,083,971
Curtiss-Wright Corporation	35,000	4,727,450
Huntington Ingalls Industries Incorporated	18,000	4,639,680
Raytheon Company	20,000	4,316,400

		14,767,501

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Diversified Income Builder Fund	11

Security name	Shares	Value

Air Freight & Logistics: 0.10%
Royal Mail plc	106,805	$810,626

Construction & Engineering: 0.11%
Kajima Corporation	90,800	853,644

Electrical Equipment: 0.40%
AMETEK Incorporated	15,000	1,139,550
Eaton Corporation plc	25,000	1,997,750

		3,137,300

Industrial Conglomerates: 0.57%
Honeywell International Incorporated	25,000	3,612,750
Shanghai Industrial Holdings Limited	316,000	829,251

		4,442,001

Machinery: 0.60%
Caterpillar Incorporated	7,039	1,037,408
Crane Company	14,416	1,336,940
John Bean Technologies Corporation	20,000	2,268,000

		4,642,348

Trading Companies & Distributors: 0.27%
Itochu Corporation	52,400	1,023,223
Russel Metals Incorporated	48,100	1,047,608

		2,070,831

Transportation Infrastructure: 0.15%
Sydney Airport Holdings Limited	230,088	1,192,954

Information Technology: 7.89%

Communications Equipment: 0.22%
Cisco Systems Incorporated	40,537	1,738,632

Electronic Equipment, Instruments & Components: 1.55%
Amphenol Corporation Class A	45,000	3,875,850
Corning Incorporated	130,000	3,624,400
FLIR Systems Incorporated	65,000	3,250,650
Venture Corporation Limited	61,000	1,319,238

		12,070,138

Internet Software & Services: 0.47%
Alphabet Incorporated Class A †	3,500	3,629,990

IT Services: 0.55%
Leidos Holdings Incorporated	65,000	4,251,000

Semiconductors & Semiconductor Equipment: 2.59%
BE Semiconductor Industries NV	7,300	748,836
Broadcom Limited	15,000	3,534,750

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Diversified Income Builder Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Cypress Semiconductor Corporation	100,000	$1,696,000
KLA-Tencor Corporation	12,427	1,354,667
Maxim Integrated Products Incorporated	14,076	847,657
Microsemi Corporation †	50,000	3,236,000
QUALCOMM Incorporated	20,000	1,108,200
Texas Instruments Incorporated	35,000	3,636,150
Xilinx Incorporated	55,000	3,973,200

		20,135,460

Software: 1.62%
Adobe Systems Incorporated †	15,000	3,241,200
Microsoft Corporation	61,216	5,587,184
Synopsys Incorporated †	45,000	3,745,800

		12,574,184

Technology Hardware, Storage & Peripherals: 0.89%
Apple Incorporated	9,140	1,533,509
Samsung Electronics Company Limited	412	962,628
Seagate Technology plc	27,849	1,629,723
Western Digital Corporation	20,000	1,845,400
Xerox Corporation	33,855	974,347

		6,945,607

Materials: 1.57%

Chemicals: 1.22%
Ciner Resources LP	805	21,775
Covestro AG 144A	7,830	770,997
CVR Partners LP	11,899	38,672
DowDuPont Incorporated	40,000	2,548,400
LyondellBasell Industries NV Class A	48,412	5,116,180
Oci Partners LP	2,942	27,052
Terra Nitrogen Company LP	790	66,328
Tosoh Corporation	41,300	814,457
Westlake Chemical Partners LP	3,156	70,537

		9,474,398

Containers & Packaging: 0.22%
Sealed Air Corporation	40,000	1,711,600

Metals & Mining: 0.13%
Fortescue Metals Group Limited	274,597	925,027
Suncoke Energy Partners LP	2,879	51,246

		976,273

Paper & Forest Products: 0.00%
Pope Resources LP	535	37,477

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Diversified Income Builder Fund	13

Security name	Shares	Value

Real Estate: 5.97%

Equity REITs: 5.82%
Alexandria Real Estate Equities Incorporated	14,282	$1,783,679
American Homes 4 Rent Class A	56,083	1,126,147
American Tower Corporation	27,624	4,014,872
Boston Properties Incorporated	11,626	1,432,556
Camden Property Trust	15,691	1,320,868
Crown Castle International Corporation	10,000	1,096,100
Equinix Incorporated	12,041	5,034,824
Equity Residential	17,867	1,100,965
Essex Property Trust Incorporated	5,813	1,399,073
Four Corners Property Trust Incorporated	40,545	936,184
Gaming and Leisure Properties Incorporated	24,225	810,811
Healthcare Trust of America Incorporated Class A	22,727	601,129
Host Hotels & Resorts Incorporated	119,609	2,229,512
Hudson Pacific Properties Incorporated	63,267	2,058,076
Invitation Homes Incorporated	48,057	1,097,141
Klepierre SA	24,079	970,557
Physicians Realty Trust	166,559	2,593,324
Prologis Incorporated	47,058	2,964,183
Public Storage Incorporated	6,450	1,292,516
Retail Opportunity Investment Corporation	106,760	1,886,449
Saul Centers Incorporated	35,000	1,783,950
SBA Communications Corporation †	4,925	841,781
Simon Property Group Incorporated	19,591	3,023,871
Sun Communities Incorporated	14,800	1,352,276
Taubman Centers Incorporated	12,208	694,757
Ventas Incorporated	15,622	773,758
Xenia Hotels & Resorts Incorporated	52,632	1,037,903

		45,257,262

Real Estate Management & Development: 0.15%
Shimao Property Holding Limited	410,000	1,175,917

Telecommunication Services: 0.74%

Diversified Telecommunication Services: 0.56%
AT&T Incorporated	62,270	2,219,926
Telenor ASA	44,717	1,016,915
Verizon Communications Incorporated	23,150	1,107,033

		4,343,874

Wireless Telecommunication Services: 0.18%
Vodafone Group plc	528,678	1,446,479

Utilities: 1.10%

Electric Utilities: 0.13%
Brookfield Infrastructure Partners LP	24,127	1,004,648

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Diversified Income Builder Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name			Shares	Value

Gas Utilities: 0.65%
AmeriGas Partners LP			12,427	$496,707
Atmos Energy Corporation			40,000	3,369,600
Ferrellgas Partners LP			12,107	37,774
Star Group LP			8,059	75,352
Suburban Propane Partners LP			11,128	244,927
Superior Plus Corporation			81,700	782,534

				5,006,894

Independent Power & Renewable Electricity Producers: 0.06%
Brookfield Renewable Partner LP			15,736	489,862

Multi-Utilities: 0.26%
Engie SA			55,256	922,691
Iren SpA			352,600	1,107,061

				2,029,752

Total Common Stocks (Cost $273,856,824)				285,880,880

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes: 54.03%

Consumer Discretionary: 3.65%

Auto Components: 1.41%
Dana Holding Corporation	5.50%	12-15-2024	$3,925,000	3,983,875
Tenneco Incorporated	5.00	7-15-2026	7,250,000	7,034,675

				11,018,550

Hotels, Restaurants & Leisure: 0.60%
Speedway Motorsports Incorporated	5.13	2-1-2023	4,700,000	4,679,790

Media: 1.06%
McGraw-Hill Global Education Holdings LLC 144A«	7.88	5-15-2024	8,598,000	8,219,860

Specialty Retail: 0.58%
Group 1 Automotive Incorporated	5.00	6-1-2022	4,453,000	4,487,733

Consumer Staples: 1.90%

Food Products: 1.90%
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	13,000,000	12,886,250
Post Holdings Incorporated 144A	5.00	8-15-2026	2,000,000	1,900,000

				14,786,250

Energy: 3.13%

Oil, Gas & Consumable Fuels: 3.13%
Cheniere Corpus Christi Holdings LLC	5.13	6-30-2027	24,500,000	24,316,250

Financials: 0.13%

Diversified Financial Services: 0.13%
Toll Road Investment Part II 144A¤	0.00	2-15-2030	2,000,000	994,354

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Diversified Income Builder Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Health Care: 10.58%

Health Care Equipment & Supplies: 1.14%
Halyard Health Incorporated	6.25%	10-15-2022	$1,000,000	$1,025,000
Hologic Incorporated 144A	4.38	10-15-2025	2,000,000	1,930,000
Teleflex Incorporated	4.88	6-1-2026	6,000,000	5,940,000

				8,895,000

Health Care Providers & Services: 7.35%
AMN Healthcare Incorporated 144A	5.13	10-1-2024	25,535,000	25,471,163
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	7,000,000	6,765,850
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	3,000,000	2,928,750
HCA Incorporated	5.38	2-1-2025	13,500,000	13,533,750
HealthSouth Corporation	5.13	3-15-2023	2,000,000	2,025,000
St Josephs Hospital & Medical Center	3.93	7-1-2022	1,000,000	994,490
West Street Merger Sub Incorporated 144A	6.38	9-1-2025	5,700,000	5,429,250

				57,148,253

Health Care Technology: 1.05%
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	7,000,000	7,131,250
Quintiles IMS Holdings Incorporated 144A	5.00	10-15-2026	1,000,000	994,630

				8,125,880

Pharmaceuticals: 1.04%
Catalent Pharma Solutions Incorporated 144A	4.88	1-15-2026	8,300,000	8,092,500

Industrials: 10.13%

Aerospace & Defense: 4.20%
Moog Incorporated 144A	5.25	12-1-2022	5,500,000	5,637,500
Orbital ATK Incorporated	5.50	10-1-2023	10,640,000	11,118,800
TransDigm Group Incorporated	6.38	6-15-2026	11,800,000	11,888,500
TransDigm Group Incorporated	6.50	5-15-2025	4,000,000	4,040,000

				32,684,800

Commercial Services & Supplies: 1.04%
Acco Brands Corporation 144A	5.25	12-15-2024	5,000,000	5,025,000
Eastern Maine Healthcare	5.02	7-1-2036	1,000,000	987,684
South Nassau Communities	4.65	8-1-2048	2,000,000	2,029,666

				8,042,350

Construction & Engineering: 0.25%
Aecom Company	5.13	3-15-2027	2,000,000	1,932,500

Machinery: 1.93%
Actuant Corporation	5.63	6-15-2022	1,165,000	1,179,563
Oshkosh Corporation	5.38	3-1-2025	3,675,000	3,785,250
SPX FLOW Incorporated 144A	5.63	8-15-2024	4,500,000	4,578,750
SPX FLOW Incorporated 144A	5.88	8-15-2026	5,328,000	5,474,520

				15,018,083

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Diversified Income Builder Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Trading Companies & Distributors: 2.71%
HD Supply Incorporated 144A	5.75%	4-15-2024	$11,450,000	$12,062,003
Wesco Distribution Incorporated	5.38	6-15-2024	8,974,000	9,007,653

				21,069,656

Information Technology: 9.97%

Communications Equipment: 2.04%
CommScope Incorporated 144A	5.50	6-15-2024	9,479,000	9,680,429
CommScope Technologies Finance LLC 144A	5.00	3-15-2027	6,500,000	6,175,000

				15,855,429

Electronic Equipment, Instruments & Components: 3.11%
Anixter International Incorporated	5.13	10-1-2021	4,000,000	4,115,000
Belden Incorporated 144A	5.25	7-15-2024	3,485,000	3,678,069
TTM Technologies Incorporated 144A	5.63	10-1-2025	16,495,000	16,412,525

				24,205,594

IT Services: 0.26%
Gartner Incorporated 144A	5.13	4-1-2025	2,000,000	2,000,000

Semiconductors & Semiconductor Equipment: 3.14%
Micron Technology Incorporated 144A	5.25	1-15-2024	3,000,000	3,101,250
Micron Technology Incorporated	5.50	2-1-2025	6,750,000	7,003,125
Versum Materials Incorporated 144A	5.50	9-30-2024	13,834,000	14,318,190

				24,422,565

Software: 0.27%
Nuance Communications Company	6.00	7-1-2024	2,000,000	2,050,000

Technology Hardware, Storage & Peripherals: 1.15%
Diebold Incorporated	8.50	4-15-2024	8,500,000	8,946,250

Materials: 10.97%

Chemicals: 8.81%
A. Schulman Incorporated	6.88	6-1-2023	11,500,000	12,132,494
Koppers Incorporated 144A	6.00	2-15-2025	13,150,000	13,435,355
Olin Corporation	5.13	9-15-2027	5,000,000	4,931,250
Olin Corporation	5.50	8-15-2022	8,500,000	8,776,250
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	8,945,000	8,766,100
Scotts Miracle-Gro Company	5.25	12-15-2026	4,000,000	3,965,000
Scotts Miracle-Gro Company	6.00	10-15-2023	6,000,000	6,300,000
Valvoline Incorporated	4.38	8-15-2025	10,000,000	9,712,500
Valvoline Incorporated	5.50	7-15-2024	500,000	513,125

				68,532,074

Containers & Packaging: 1.88%
Ball Corporation	5.00	3-15-2022	2,500,000	2,587,500
Berry Plastics Corporation	5.13	7-15-2023	2,500,000	2,528,200
Berry Plastics Corporation	6.00	10-15-2022	4,100,000	4,233,250

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Diversified Income Builder Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Containers & Packaging (continued)
Sealed Air Corporation 144A	5.25%	4-1-2023	$4,650,000	$4,777,875
Sealed Air Corporation 144A	5.50	9-15-2025	500,000	517,500

				14,644,325

Metals & Mining: 0.28%
Commercial Metals Company	4.88	5-15-2023	2,150,000	2,138,885

Real Estate: 3.57%

Equity REITs: 3.57%
Equinix Incorporated	5.38	5-15-2027	5,000,000	5,075,000
Equinix Incorporated	5.75	1-1-2025	1,500,000	1,560,000
Iron Mountain Incorporated 144A	4.88	9-15-2027	12,000,000	11,130,000
Iron Mountain Incorporated 144A	5.38	6-1-2026	6,500,000	6,215,625
Iron Mountain Incorporated	5.75	8-15-2024	3,927,000	3,804,281

				27,784,906

Total Corporate Bonds and Notes (Cost $423,828,381)				420,091,837

Investment Companies: 0.19%

Alternative Investment Funds: 0.19%
3i Infrastructure plc				1,453,189

Total Investment Companies (Cost $1,679,148)				1,453,189

Municipal Obligations: 2.20%

Illinois: 0.55%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A (Tax Revenue) 144A	4.84	4-15-2028	2,000,000	2,002,140
Chicago IL Project C1 (GO Revenue)	7.78	1-1-2035	2,000,000	2,307,480

				4,309,620

Michigan: 0.40%
Detroit MI Final Recovery Project Series C (GO Revenue)	5.00	12-10-2026	2,000,000	1,999,880
Wayne County MI Recovery Zone Economic Development Build America Bonds (Miscellaneous Revenue)	10.00	12-1-2040	1,000,000	1,139,710

				3,139,590

New Jersey: 0.13%
Newark NJ Redevelopment Area Public Service Electric & Gas Project (Utilities Revenue) 144A	4.49	12-1-2047	1,000,000	985,150

New York: 0.30%
Jefferson County NY Civic Facility Development Corporation Refunding Bond Series B Samaritan Medical Center Obligated Group (Health Revenue)	4.25	11-1-2028	360,000	352,526
New York Energy R&D Authority Green Bond Series A (Utilities Revenue)	4.81	4-1-2034	1,000,000	1,009,460
New York NY IDA Brooklyn Navy Yard Cogeneration Partners LP (Utilities Revenue)	5.65	10-1-2028	1,000,000	999,910

				2,361,896

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Diversified Income Builder Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oklahoma: 0.07%
Oklahoma Development Finance Authority (Health Revenue) %%	5.45%	8-15-2028	$500,000	$530,165

Pennsylvania: 0.50%
Philadelphia PA Authority for Industrial Development MFHR University Square Apartments Low Income Housing Project (Housing Revenue) 144A	5.00	12-1-2020	2,000,000	1,981,800
Scranton PA Refunding Notes (GO Revenue)	5.00	11-15-2032	1,800,000	1,888,740

				3,870,540

Tennessee: 0.25%
Bristol TN Industrial Development Board The Pinnacle Project Series A (Tax Revenue) 144A	5.13	12-1-2042	2,000,000	1,945,420

Total Municipal Obligations (Cost $17,177,504)				17,142,381

Yankee Corporate Bonds and Notes: 4.62%

Financials: 2.12%

Diversified Financial Services: 2.12%
Tronox Finance plc 144A	5.75	10-1-2025	17,000,000	16,532,500

Health Care: 1.13%

Pharmaceuticals: 1.13%
Mallinckrodt plc 144A«	5.50	4-15-2025	5,655,000	4,389,694
Mallinckrodt plc 144A«	5.63	10-15-2023	5,500,000	4,400,000

				8,789,694

Industrials: 1.37%

Electrical Equipment: 1.37%
Sensata Technologies BV 144A	4.88	10-15-2023	6,700,000	6,710,385
Sensata Technologies BV 144A	5.63	11-1-2024	3,750,000	3,918,750

				10,629,135

Total Yankee Corporate Bonds and Notes (Cost $38,814,998)				35,951,329

	Yield		Shares
Short-Term Investments: 2.43%

Investment Companies: 2.43%
Securities Lending Cash Investment LLC (l)(r)(u)	1.89		11,093,883	11,094,992
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.54		7,770,586	7,770,586

Total Short-Term Investments (Cost $18,865,578)				18,865,578

Total investments in securities (Cost $774,222,433)	100.24%	779,385,194
Other assets and liabilities, net	(0.24)	(1,828,541)

Total net assets	100.00%	$777,556,653

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Diversified Income Builder Fund	19

«	All or a portion of this security is on loan.

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

¤	The security is issued in zero coupon form with no periodic interest payments.

%%	The security is issued on a when-issued basis.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	11,166,995	27,382,887	27,455,999	11,093,883	$609	$(609)	$34,479	$11,094,992
Wells Fargo Government Money Market Fund Select Class	11,243,453	163,952,414	167,425,281	7,770,586	0	0	59,882	7,770,586

					$609	$(609)	$94,361	$18,865,578	2.43%

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Diversified Income Builder Fund	Statement of assets and liabilities—March 31, 2018 (unaudited)

Assets
Investments in unaffiliated securities (including $10,731,412 of securities loaned), at value (cost $755,356,855)	$760,519,616
Investments in affiliated securities, at value (cost $18,865,578)	18,865,578
Cash	102,191
Foreign currency, at value (cost $454,049)	452,666
Receivable for investments sold	189,449
Receivable for Fund shares sold	1,666,005
Receivable for dividends and interest	8,600,677
Receivable for securities lending income	9,167
Prepaid expenses and other assets	177,638

Total assets	790,582,987

Liabilities
Payable upon receipt of securities loaned	11,094,378
Payable for Fund shares redeemed	890,612
Payable for investments purchased	500,000
Management fee payable	243,136
Administration fees payable	117,455
Distribution fee payable	113,995
Accrued expenses and other liabilities	66,758

Total liabilities	13,026,334

Total net assets	$777,556,653

NET ASSETS CONSIST OF
Paid-in capital	$750,532,638
Undistributed net investment income	2,565,901
Accumulated net realized gains on investments	19,296,753
Net unrealized gains on investments	5,161,361

Total net assets	$777,556,653

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$228,762,460
Shares outstanding – Class A1	36,749,423
Net asset value per share – Class A	$6.22
Maximum offering price per share – Class A2	$6.60
Net assets – Class C	$172,903,822
Shares outstanding – Class C1	27,722,346
Net asset value per share – Class C	$6.24
Net assets – Administrator Class	$36,109,311
Shares outstanding – Administrator Class[1]	5,925,280
Net asset value per share – Administrator Class	$6.09
Net assets – Institutional Class	$339,781,060
Shares outstanding – Institutional Class[1]	55,801,963
Net asset value per share – Institutional Class	$6.09

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended March 31, 2018 (unaudited)	Wells Fargo Diversified Income Builder Fund	21

Investment income
Interest	$13,158,132
Dividends (net of foreign withholding taxes of $13,444)	3,822,956
Income from affiliated securities	94,361

Total investment income	17,075,449

Expenses
Management fee	2,106,706
Administration fees
Class A	242,106
Class C	180,016
Administrator Class	25,824
Institutional Class	219,089
Shareholder servicing fees
Class A	288,222
Class C	214,305
Administrator Class	49,661
Distribution fee
Class C	642,915
Custody and accounting fees	18,249
Professional fees	28,951
Registration fees	54,100
Shareholder report expenses	23,230
Trustees’ fees and expenses	7,558
Other fees and expenses	5,475

Total expenses	4,106,407
Less: Fee waivers and/or expense reimbursements	(368,541)

Net expenses	3,737,866

Net investment income	13,337,583

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	19,094,049
Affiliated securities	609
Forward foreign currency contracts	37,876

Net realized gains on investments	19,132,534

Net change in unrealized gains (losses) on:
Unaffiliated securities	(35,057,097)
Affiliated securities	(609)

Net change in unrealized gains (losses) on investments	(35,057,706)

Net realized and unrealized gains (losses) on investments	(15,925,172)

Net decrease in net assets resulting from operations	$(2,587,589)

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Diversified Income Builder Fund	Statement of changes in net assets

	Six months ended March 31, 2018 (unaudited)		Year ended September 30, 2017

Operations
Net investment income		$13,337,583		$19,531,782
Net realized gains on investments		19,132,534		12,945,402
Net change in unrealized gains (losses) on investments		(35,057,706)		21,283,855

Net increase (decrease) in net assets resulting from operations		(2,587,589)		53,761,039

Distributions to shareholders from
Net investment income
Class A		(3,109,090)		(6,500,003)
Class B		N/A		(5,875)[1]
Class C		(1,739,908)		(4,004,743)
Administrator Class		(557,679)		(1,700,100)
Institutional Class		(5,099,125)		(8,456,717)
Net realized gains
Class A		(3,469,742)		(1,136,812)
Class B		N/A		(2,604)[1]
Class C		(2,575,248)		(905,222)
Administrator Class		(614,461)		(289,153)
Institutional Class		(5,252,670)		(1,137,209)

Total distributions to shareholders		(22,417,923)		(24,138,438)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	6,923,966	44,453,568	18,433,357	114,970,196
Class B	N/A	N/A	790 [1]	4,856 [1]
Class C	4,394,142	28,218,297	9,920,574	62,050,326
Administrator Class	766,283	4,812,009	4,611,695	28,032,068
Institutional Class	14,808,459	92,827,917	37,928,512	231,275,398

		170,311,791		436,332,844

Reinvestment of distributions
Class A	969,407	6,180,140	1,145,568	7,148,903
Class B	N/A	N/A	1,045 [1]	6,448 [1]
Class C	616,452	3,936,133	687,580	4,297,275
Administrator Class	172,908	1,080,005	309,869	1,885,882
Institutional Class	1,356,554	8,457,601	1,308,141	8,015,673

		19,653,879		21,354,181

Payment for shares redeemed
Class A	(5,555,835)	(35,527,190)	(10,383,064)	(65,031,893)
Class B	N/A	N/A	(77,635)[1]	(486,950)[1]
Class C	(3,004,162)	(19,263,591)	(6,040,064)	(37,818,153)
Administrator Class	(1,687,929)	(10,555,989)	(9,917,933)	(59,608,201)
Institutional Class	(10,561,320)	(65,934,145)	(9,738,100)	(59,471,981)

		(131,280,915)		(222,417,178)

Net increase in net assets resulting from capital share transactions		58,684,755		235,269,847

Total increase in net assets		33,679,243		264,892,448

Net assets
Beginning of period		743,877,410		478,984,962

End of period		$777,556,653		$743,877,410

Undistributed (overdistributed) net investment income		$2,565,901		$(265,880)

[1]	For the period from October 1, 2016 to May 5, 2017. Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Diversified Income Builder Fund	23

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$6.42	$6.13	$5.71	$6.37	$6.13	$6.00
Net investment income	0.11	0.20	0.20	0.21	0.23	0.25
Net realized and unrealized gains (losses) on investments	(0.12)	0.35	0.64	(0.31)	0.38	0.13

Total from investment operations	(0.01)	0.55	0.84	(0.10)	0.61	0.38
Distributions to shareholders from
Net investment income	(0.09)	(0.22)	(0.21)	(0.21)	(0.23)	(0.25)
Net realized gains	(0.10)	(0.04)	(0.21)	(0.35)	(0.14)	0.00

Total distributions to shareholders	(0.19)	(0.26)	(0.42)	(0.56)	(0.37)	(0.25)
Net asset value, end of period	$6.22	$6.42	$6.13	$5.71	$6.37	$6.13
Total return[1]	(0.29)%	9.16%	15.39%	(1.92)%	10.13%	6.37%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.05%	1.08%	1.11%	1.13%	1.12%
Net expenses	0.94%	1.05%	1.08%	1.08%	1.08%	1.08%
Net investment income	3.44%	3.29%	3.55%	3.38%	3.60%	4.03%
Supplemental data
Portfolio turnover rate	28%	29%	38%	63%	52%	60%
Net assets, end of period (000s omitted)	$228,762	$220,977	$154,496	$127,242	$143,062	$159,229

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Diversified Income Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$6.44	$6.14	$5.72	$6.39	$6.14	$6.01
Net investment income	0.09	0.16	0.16 [1]	0.16 [1]	0.18	0.20
Net realized and unrealized gains (losses) on investments	(0.12)	0.35	0.63	(0.32)	0.39	0.13

Total from investment operations	(0.03)	0.51	0.79	(0.16)	0.57	0.33
Distributions to shareholders from
Net investment income	(0.07)	(0.17)	(0.16)	(0.16)	(0.18)	(0.20)
Net realized gains	(0.10)	(0.04)	(0.21)	(0.35)	(0.14)	0.00

Total distributions to shareholders	(0.17)	(0.21)	(0.37)	(0.51)	(0.32)	(0.20)
Net asset value, end of period	$6.24	$6.44	$6.14	$5.72	$6.39	$6.14
Total return[2]	(0.61)%	8.51%	14.51%	(2.81)%	9.47%	5.58%
Ratios to average net assets (annualized)
Gross expenses	1.79%	1.80%	1.83%	1.86%	1.88%	1.87%
Net expenses	1.69%	1.80%	1.83%	1.83%	1.83%	1.83%
Net investment income	2.69%	2.54%	2.80%	2.62%	2.85%	3.29%
Supplemental data
Portfolio turnover rate	28%	29%	38%	63%	52%	60%
Net assets, end of period (000s omitted)	$172,904	$165,513	$129,856	$110,457	$111,045	$112,113

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Diversified Income Builder Fund	25

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$6.29	$6.00	$5.60	$6.25	$6.01	$5.89
Net investment income	0.11	0.21 [1]	0.21 [1]	0.21 [1]	0.24	0.26
Net realized and unrealized gains (losses) on investments	(0.12)	0.34	0.61	(0.30)	0.38	0.12

Total from investment operations	(0.01)	0.55	0.82	(0.09)	0.62	0.38
Distributions to shareholders from
Net investment income	(0.09)	(0.22)	(0.21)	(0.21)	(0.24)	(0.26)
Net realized gains	(0.10)	(0.04)	(0.21)	(0.35)	(0.14)	0.00

Total distributions to shareholders	(0.19)	(0.26)	(0.42)	(0.56)	(0.38)	(0.26)
Net asset value, end of period	$6.09	$6.29	$6.00	$5.60	$6.25	$6.01
Total return[2]	(0.25)%	9.45%	15.45%	(1.69)%	10.46%	6.43%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.97%	1.00%	0.97%	0.96%	0.96%
Net expenses	0.84%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	3.53%	3.51%	3.72%	3.56%	3.77%	4.21%
Supplemental data
Portfolio turnover rate	28%	29%	38%	63%	52%	60%
Net assets, end of period (000s omitted)	$36,109	$41,975	$70,051	$31,367	$48,690	$43,135

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Diversified Income Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$6.28	$6.00	$5.59	$6.25	$6.01	$5.88
Net investment income	0.12	0.24	0.23	0.24	0.25 [1]	0.27 [1]
Net realized and unrealized gains (losses) on investments	(0.11)	0.31	0.61	(0.32)	0.38	0.13

Total from investment operations	0.01	0.55	0.84	(0.08)	0.63	0.40
Distributions to shareholders from
Net investment income	(0.10)	(0.23)	(0.22)	(0.23)	(0.25)	(0.27)
Net realized gains	(0.10)	(0.04)	(0.21)	(0.35)	(0.14)	0.00

Total distributions to shareholders	(0.20)	(0.27)	(0.43)	(0.58)	(0.39)	(0.27)
Net asset value, end of period	$6.09	$6.28	$6.00	$5.59	$6.25	$6.01
Total return[2]	0.01%	9.49%	15.88%	(1.65)%	10.68%	6.83%
Ratios to average net assets (annualized)
Gross expenses	0.71%	0.72%	0.75%	0.71%	0.70%	0.69%
Net expenses	0.61%	0.71%	0.71%	0.69%	0.70%	0.69%
Net investment income	3.78%	3.60%	3.92%	3.76%	3.98%	4.43%
Supplemental data
Portfolio turnover rate	28%	29%	38%	63%	52%	60%
Net assets, end of period (000s omitted)	$339,781	$315,413	$124,116	$77,558	$61,133	$49,807

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Diversified Income Builder Fund	27

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Diversified Income Builder Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through May 5, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2018, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes

28	Wells Fargo Diversified Income Builder Fund	Notes to financial statements (unaudited)

are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in income from affiliated securities on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to financial statements (unaudited)	Wells Fargo Diversified Income Builder Fund	29

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2018, the aggregate cost of all investments for federal income tax purposes was $773,081,967 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$32,291,353
Gross unrealized losses	(25,988,126)
Net unrealized gains	$6,303,227

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

30	Wells Fargo Diversified Income Builder Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$10,804,470	$4,954,934	$0	$15,759,404
Consumer staples	2,615,590	816,337	0	3,431,927
Energy	54,971,776	2,101,063	0	57,072,839
Financials	6,326,412	6,622,132	0	12,948,544
Health care	29,427,928	1,023,586	0	30,451,514
Industrials	27,207,507	4,709,698	0	31,917,205
Information technology	58,314,309	3,030,702	0	61,345,011
Materials	9,689,267	2,510,481	0	12,199,748
Real estate	44,286,705	2,146,474	0	46,433,179
Telecommunication services	3,326,959	2,463,394	0	5,790,353
Utilities	6,501,404	2,029,752	0	8,531,156

Corporate bonds and notes	0	420,091,837	0	420,091,837

Investment companies	1,453,189	0	0	1,453,189

Municipal obligations	0	17,142,381	0	17,142,381

Yankee corporate bonds and notes	0	35,951,329	0	35,951,329

Short-term investments
Investment companies	7,770,586	0	0	7,770,586
Investments measured at net asset value*				11,094,992
Total assets	$282,696,102	$505,594,100	$0	$779,385,194

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $11,094,992 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.55% and declining to 0.43% as the average daily net assets of the Fund increase. For the six months ended March 31, 2018, the management fee was equivalent to an annual rate of 0.54% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account

Notes to financial statements (unaudited)	Wells Fargo Diversified Income Builder Fund	31

servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class C shares, 0.77% for Class Administrator Class shares, and 0.52% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to January 1, 2018, the Fund’s expenses were capped at 1.08% for Class A shares, 1.83% for Class C shares, 0.90% for Administrator Class shares, and 0.71% for Institutional Class shares.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2018, Funds Distributor received $45,010 from the sale of Class A shares and $104 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A for the six months ended March 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2018 were $267,380,677 and $213,571,530, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended March 31, 2018, the Fund entered into forward foreign currency contracts for economic hedging purposes. The Fund had average contract amounts of $41,158 and $18,131 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended March 31, 2018.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged

32	Wells Fargo Diversified Income Builder Fund	Notes to financial statements (unaudited)

to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended March 31, 2018, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTIONS

On April 24, 2018, the Fund declared distributions from net investment income to shareholders of record on April 23, 2018. The per share amounts payable on April 25, 2018 were as follows:

Net investment income
Class A	$0.02094
Class C	0.01684
Administrator Class	0.02138
Institutional Class	0.02275

On May 24, 2018, the Fund declared distributions from net investment income to shareholders of record on May 23, 2018. The per share amounts payable on May 25, 2018 were as follows:

Net investment income
Class A	$0.01577
Class C	0.01188
Administrator Class	0.01620
Institutional Class	0.01746

These distributions are not reflected in the accompanying financial statements.

Other information (unaudited)	Wells Fargo Diversified Income Builder Fund	33

TAX INFORMATION

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

34	Wells Fargo Diversified Income Builder Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Diversified Income Builder Fund	35

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

36	Wells Fargo Diversified Income Builder Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
C. David Messman** (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

**	David Messman was the Secretary and Chief Legal Officer until April 16, 2018.

List of abbreviations	Wells Fargo Diversified Income Builder Fund	37

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309991 05-18 SA226/SAR226 03-18

Semi-Annual Report

March 31, 2018

Wells Fargo Index Asset Allocation Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Index Asset Allocation Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

During the last quarter of 2017, investors enjoyed consistently rising equity values globally.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Index Asset Allocation Fund for the six-month period that ended March 31, 2018. During the last quarter of 2017, investors enjoyed consistently rising equity values globally. During the final two months of the first quarter of 2018, market volatility returned and equity markets reversed their year-to-date gains.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 5.84% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 3.76%. Emerging market stocks, as measured by the MSCI EM Index (Net),3 added 8.96%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 1.08% and the Bloomberg Barclays Municipal Bond Index5 lost 0.37% while fixed-income investments outside the U.S. gained 5.31%, according to the Bloomberg Barclays Global Aggregate ex-USD Index.6 The ICE BofAML U.S. High Yield Index7 fell 0.51% during the period.

During the last three months of 2017, stocks advanced on synchronized global growth, which led to higher investor and consumer confidence. The first quarter of 2018 began with strong stock market gains in January. A strong January 2018 U.S. employment report and inflation concerns prompted equity volatility in February. Investor optimism for growth was supplanted with concerns over trade tensions, increased interest rates, and the prospect of new data privacy regulations.

Reactions to U.S. interest rate increases were uneven across the yield curve and globally.

The U.S. Federal Reserve (Fed) increased the federal funds rate twice during the six-month period for a combined 50 basis points (bps; 100 bps equals 1.00%). Internationally, central banks maintained low interest rates and accommodative monetary policies that supported business activity and stock values in foreign markets. A weaker U.S. dollar was generally supportive of business activity in regions around the globe. The Bank of Japan continued its accommodative monetary policies, and industrial production, retail sales, and fixed asset investment increased in China.

Globally, stocks moved higher during the last quarter of 2017. Low inflation and interest rates supported accelerating global economic growth and corporate earnings. Brief episodes of geopolitical tensions, often associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding U.S. trade policies, did not discourage investing activity.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index. .

[5]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[7]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo Index Asset Allocation Fund	3

Fed officials announced in October 2017 plans to begin unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattened yield curve persisted. The Fed raised the federal funds rate target to a range of 1.25% to 1.50% in December 2017 and began selling bonds held in its portfolio.

Positive economic and market news continued as 2017 closed and 2018 began.

In January 2018, fourth-quarter 2017 U.S. gross domestic product was reported to be growing at a reported 3.2% annual rate. The unemployment rate fell to a 17-year low of 4.1%. Tax reform passed and wage growth data improved, encouraging increased business and consumer spending.

Improving business and economic data globally continued to support stocks through January 2018. Political wrangling in the U.S. over budget resolutions could not dissuade investors from buying stocks as payrolls and factory orders increased. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Investor sentiment shifted in February as inflation concerns emerged in the U.S. when readings from the Producer Price Index in January rose 2.5% year over year. During February, the U.S. market endured a loss from January’s high of nearly 12% before recovering much of that loss. The Fed raised the federal funds rate in March 2018. Bond yields rose across the yield curve.

During January 2018, purchasing managers’ indices in China, the eurozone, India, and Japan reported data for December that indicated continued growth. Despite positive economic signals and business fundamentals, international stock values fell during February and March 2018, swept up in the selling momentum in U.S. markets.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

During February, the U.S. market endured a loss from January’s high of nearly 12% before recovering much of that loss.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Index Asset Allocation Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Kandarp R. Acharya, CFA®, FRM

Petros Bocray, CFA®, FRM

Christian L. Chan, CFA®

Average annual total returns (%) as of March 31, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SFAAX)	11-13-1986	0.95	8.12	6.77	7.12	9.41	7.40	1.09	1.08
Class C (WFALX)	4-1-1998	5.29	8.59	6.61	6.29	8.59	6.61	1.84	1.83
Administrator Class (WFAIX)	11-8-1999	–	–	–	7.30	9.65	7.66	1.01	0.90
Institutional Class (WFATX)	10-31-2016	–	–	–	7.45	9.69	7.68	0.76	0.75
Index Asset Allocation Blended Index[4]	–	–	–	–	8.49	9.59	8.74	–	–
Bloomberg Barclays U.S. Treasury Index[5]	–	–	–	–	0.43	1.07	2.74	–	–
S&P 500 Index[6]	–	–	–	–	13.99	13.31	9.49	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Index Asset Allocation Fund	5

Ten largest holdings (%) as of March 31, 2018[7]
Apple Incorporated	2.26
Microsoft Corporation	1.87
Amazon.com Incorporated	1.55
Berkshire Hathaway Incorporated Class B	1.02
Facebook Incorporated Class A	1.02
JPMorgan Chase & Company	1.00
Johnson & Johnson	0.91
Exxon Mobil Corporation	0.84
Alphabet Incorporated Class C	0.84
Alphabet Incorporated Class A	0.82

Sector distribution as of March 31, 2018[8]

Neutral target allocation

Current target allocation as of March 31, 2018[9]

[1]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the expenses of the Institutional Class shares. If these expenses had been included, returns for Institutional Class shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through January 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	Source: Wells Fargo Funds Management, LLC. Effective April 1, 2015, the Index Asset Allocation Blended Index is weighted 60% in the S&P 500 Index and 40% in the Bloomberg Barclays U.S. Treasury Index. Prior to April 1, 2015, the Index Asset Allocation Blended Index was weighted 60% in the S&P 500 Index and 40% in the Bloomberg Barclays U.S. Treasury 20+ Year Index. You cannot invest directly in an index.

[5]	The Bloomberg Barclays U.S. Treasury Index is an unmanaged index of prices of U.S. Treasury bonds with maturities of 1 to 30 years. You cannot invest directly in an index.

[6]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[7]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[9]	Current target allocation includes the effect of any tactical futures overlay that may be in place. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Index Asset Allocation Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2017 to March 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2017	Ending account value 3-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,026.13	$5.41	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.39	1.07%
Class C
Actual	$1,000.00	$1,022.46	$9.18	1.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.86	$9.15	1.82%
Administrator Class
Actual	$1,000.00	$1,026.92	$4.55	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53	0.90%
Institutional Class
Actual	$1,000.00	$1,027.87	$3.74	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.24	$3.73	0.74%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Index Asset Allocation Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 0.00%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$48,222	$55,819

Total Agency Securities (Cost $48,222)				55,819

			Shares
Common Stocks: 59.82%

Consumer Discretionary: 7.58%

Auto Components: 0.10%
Aptiv plc			8,970	762,181
BorgWarner Incorporated			6,678	335,436
The Goodyear Tire & Rubber Company			8,109	215,537

				1,313,154

Automobiles: 0.26%
Ford Motor Company			131,684	1,459,059
General Motors Company			42,609	1,548,411
Harley-Davidson Incorporated «			5,683	243,687

				3,251,157

Distributors: 0.07%
Genuine Parts Company			4,951	444,798
LKQ Corporation †			10,446	396,426

				841,224

Diversified Consumer Services: 0.01%
H&R Block Incorporated			7,054	179,242

Hotels, Restaurants & Leisure: 1.09%
Carnival Corporation			13,699	898,380
Chipotle Mexican Grill Incorporated †			830	268,181
Darden Restaurants Incorporated			4,168	355,322
Hilton Worldwide Holdings Incorporated			6,823	537,379
Marriott International Incorporated Class A			10,130	1,377,477
McDonald’s Corporation			26,899	4,206,466
MGM Resorts International			17,199	602,309
Norwegian Cruise Line Holdings Limited †			6,957	368,512
Royal Caribbean Cruises Limited			5,770	679,360
Starbucks Corporation			47,420	2,745,144
Wyndham Worldwide Corporation			3,364	384,943
Wynn Resorts Limited			2,711	494,378
Yum! Brands Incorporated			11,220	955,159

				13,873,010

Household Durables: 0.24%
D.R. Horton Incorporated			11,543	506,045
Garmin Limited			3,733	219,986
Leggett & Platt Incorporated			4,462	197,934
Lennar Corporation Class A			9,214	543,073

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Shares	Value

Household Durables (continued)
Mohawk Industries Incorporated †	2,134	$495,557
Newell Rubbermaid Incorporated	16,372	417,159
Pulte Group Incorporated	8,893	262,255
Whirlpool Corporation	2,385	365,167

		3,007,176

Internet & Direct Marketing Retail: 2.21%
Amazon.com Incorporated †	13,557	19,621,588
Booking Holdings Incorporated †	1,646	3,424,322
Expedia Incorporated	4,128	455,772
Netflix Incorporated †	14,642	4,324,515
TripAdvisor Incorporated «†	3,662	149,739

		27,975,936

Leisure Products: 0.04%
Hasbro Incorporated	3,813	321,436
Mattel Incorporated «	11,605	152,606

		474,042

Media: 1.53%
CBS Corporation Class B	11,646	598,488
Charter Communications Incorporated Class A †	6,277	1,953,528
Comcast Corporation Class A	156,404	5,344,325
Discovery Communications Incorporated Class A «†	5,250	112,508
Discovery Communications Incorporated Class C †	10,305	201,154
DISH Network Corporation Class A †	7,695	291,564
Interpublic Group of Companies Incorporated	12,973	298,768
News Corporation Class A	12,923	204,183
News Corporation Class B	4,108	66,139
Omnicom Group Incorporated «	7,770	564,646
The Walt Disney Company	50,740	5,096,326
Time Warner Incorporated	26,314	2,488,778
Twenty-First Century Fox Incorporated Class A	35,565	1,304,880
Twenty-First Century Fox Incorporated Class B	14,820	539,003
Viacom Incorporated Class B	11,908	369,862

		19,434,152

Multiline Retail: 0.29%
Dollar General Corporation	8,705	814,353
Dollar Tree Incorporated †	8,000	759,200
Kohl’s Corporation	5,669	371,376
Macy’s Incorporated	10,285	305,876
Nordstrom Incorporated «	3,944	190,929
Target Corporation	18,342	1,273,485

		3,715,219

Specialty Retail: 1.30%
Advance Auto Parts Incorporated	2,496	295,901
AutoZone Incorporated †	920	596,795

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Index Asset Allocation Fund	9

Security name	Shares	Value

Specialty Retail (continued)
Best Buy Company Incorporated	8,581	$600,584
CarMax Incorporated †	6,102	377,958
Foot Locker Incorporated	4,089	186,213
L Brands Incorporated	8,286	316,608
Lowe’s Companies Incorporated	28,006	2,457,527
O’Reilly Automotive Incorporated †	2,823	698,354
Ross Stores Incorporated	12,895	1,005,552
The Gap Incorporated	7,350	229,320
The Home Depot Incorporated	39,403	7,023,191
The TJX Companies Incorporated	21,336	1,740,164
Tiffany & Company	3,438	335,755
Tractor Supply Company	4,221	266,007
ULTA Beauty Incorporated †	1,955	399,348

		16,529,277

Textiles, Apparel & Luxury Goods: 0.44%
HanesBrands Incorporated «	12,156	223,914
Michael Kors Holdings Limited †	5,131	318,532
Nike Incorporated Class B	43,795	2,909,740
PVH Corporation	2,595	392,961
Ralph Lauren Corporation	1,869	208,954
Tapestry Incorporated	9,613	505,740
Under Armour Incorporated Class A «†	6,251	102,204
Under Armour Incorporated Class C †	6,219	89,243
VF Corporation	11,110	823,473

		5,574,761

Consumer Staples: 4.58%

Beverages: 1.16%
Brown-Forman Corporation Class B	8,824	480,026
Constellation Brands Incorporated Class A	5,783	1,318,061
Dr Pepper Snapple Group Incorporated	6,064	717,856
Molson Coors Brewing Company Class B	6,239	469,984
Monster Beverage Corporation †	13,951	798,137
PepsiCo Incorporated	47,988	5,237,890
The Coca-Cola Company	129,552	5,626,443

		14,648,397

Food & Staples Retailing: 1.01%
Costco Wholesale Corporation	14,817	2,791,967
CVS Health Corporation	34,233	2,129,635
Sysco Corporation	16,202	971,472
The Kroger Company	29,739	711,952
Wal-Mart Stores Incorporated	48,981	4,357,840
Walgreens Boots Alliance Incorporated	28,748	1,882,132

		12,844,998

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Shares	Value

Food Products: 0.69%
Archer Daniels Midland Company	18,871	$818,435
Campbell Soup Company «	6,491	281,125
ConAgra Foods Incorporated	13,520	498,618
General Mills Incorporated	19,201	865,197
Hormel Foods Corporation «	9,113	312,758
Kellogg Company	8,400	546,084
McCormick & Company Incorporated	4,086	434,710
Mondelez International Incorporated Class A	50,188	2,094,345
The Hershey Company	4,753	470,357
The J.M. Smucker Company	3,832	475,206
The Kraft Heinz Company	20,153	1,255,330
Tyson Foods Incorporated Class A	10,041	734,901

		8,787,066

Household Products: 0.88%
Church & Dwight Company Incorporated	8,231	414,513
Colgate-Palmolive Company	29,536	2,117,140
Kimberly-Clark Corporation	11,834	1,303,278
The Clorox Company	4,366	581,158
The Procter & Gamble Company	85,068	6,744,191

		11,160,280

Personal Products: 0.11%
Coty Incorporated Class A	15,932	291,556
The Estee Lauder Companies Incorporated Class A	7,577	1,134,428

		1,425,984

Tobacco: 0.73%
Altria Group Incorporated	64,128	3,996,457
Philip Morris International	52,408	5,209,355

		9,205,812

Energy: 3.43%

Energy Equipment & Services: 0.47%
Baker Hughes Incorporated	14,259	395,972
Halliburton Company	29,442	1,382,007
Helmerich & Payne Incorporated	3,673	244,475
National Oilwell Varco Incorporated	12,824	472,051
Schlumberger Limited	46,698	3,025,096
TechnipFMC plc	14,795	435,713

		5,955,314

Oil, Gas & Consumable Fuels: 2.96%
Anadarko Petroleum Corporation	18,462	1,115,289
Andeavor Corporation	4,773	479,973
Apache Corporation	12,871	495,276
Cabot Oil & Gas Corporation	15,548	372,841
Chevron Corporation	64,459	7,350,904

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Index Asset Allocation Fund	11

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Company	3,220	$301,070
Concho Resources Incorporated †	5,030	756,160
ConocoPhillips	39,635	2,349,959
Devon Energy Corporation	17,752	564,336
EOG Resources Incorporated	19,525	2,055,397
EQT Corporation	8,261	392,480
Exxon Mobil Corporation	142,981	10,667,812
Hess Corporation	9,036	457,402
Kinder Morgan Incorporated	64,019	964,126
Marathon Oil Corporation	28,671	462,463
Marathon Petroleum Corporation	16,007	1,170,272
Newfield Exploration Company †	6,739	164,566
Noble Energy Incorporated	16,608	503,222
Occidental Petroleum Corporation	25,818	1,677,137
ONEOK Incorporated	13,856	788,684
Phillips 66 Company	14,167	1,358,899
Pioneer Natural Resources Company	5,746	987,048
Range Resources Corporation	7,632	110,969
The Williams Companies Incorporated	27,917	694,017
Valero Energy Corporation	14,616	1,355,926

		37,596,228

Financials: 8.81%

Banks: 3.90%
Bank of America Corporation	322,832	9,681,732
BB&T Corporation	26,230	1,365,009
Citigroup Incorporated	86,724	5,853,870
Citizens Financial Group Incorporated	16,444	690,319
Comerica Incorporated	5,831	559,368
Fifth Third Bancorp	23,411	743,299
Huntington Bancshares Incorporated	37,197	561,675
JPMorgan Chase & Company	115,807	12,735,296
KeyCorp	35,791	699,714
M&T Bank Corporation	5,066	933,968
People’s United Financial Incorporated	11,712	218,546
PNC Financial Services Group Incorporated	15,912	2,406,531
Regions Financial Corporation	37,879	703,792
SunTrust Banks Incorporated	15,802	1,075,168
SVB Financial Group †	1,784	428,178
US Bancorp	52,954	2,674,177
Wells Fargo & Company (l)	148,133	7,763,651
Zions Bancorporation	6,630	349,600

		49,443,893

Capital Markets: 1.88%
Affiliated Managers Group Incorporated	1,839	348,638
Ameriprise Financial Incorporated	4,938	730,528
Bank of New York Mellon Corporation	34,072	1,755,730
BlackRock Incorporated	4,175	2,261,681

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Shares	Value

Capital Markets (continued)
CBOE Holdings Incorporated	3,803	$433,922
CME Group Incorporated	11,486	1,857,746
E*TRADE Financial Corporation †	8,987	497,970
Franklin Resources Incorporated	10,983	380,890
Intercontinental Exchange Incorporated	19,648	1,424,873
Invesco Limited	13,738	439,753
Moody’s Corporation	5,610	904,893
Morgan Stanley	46,556	2,512,162
Northern Trust Corporation	7,178	740,267
Raymond James Financial Incorporated	4,373	390,990
S&P Global Incorporated	8,567	1,636,811
State Street Corporation	12,406	1,237,250
T. Rowe Price Group Incorporated	8,253	891,076
The Charles Schwab Corporation	40,436	2,111,568
The Goldman Sachs Group Incorporated	11,921	3,002,423
The NASDAQ OMX Group Incorporated	3,934	339,189

		23,898,360

Consumer Finance: 0.44%
American Express Company	24,310	2,267,637
Capital One Financial Corporation	16,409	1,572,310
Discover Financial Services	11,970	861,002
Navient Corporation	8,874	116,427
Synchrony Financial	24,113	808,509

		5,625,885

Diversified Financial Services: 1.04%
Berkshire Hathaway Incorporated Class B †	64,943	12,954,830
Leucadia National Corporation	10,579	240,461

		13,195,291

Insurance: 1.55%
AFLAC Incorporated	26,378	1,154,301
American International Group Incorporated	30,333	1,650,722
Aon plc	8,307	1,165,721
Arthur J. Gallagher & Company	6,121	420,696
Assurant Incorporated	1,770	161,796
Brighthouse Financial Incorporated †	3,233	166,176
Chubb Limited	15,659	2,141,681
Cincinnati Financial Corporation	5,035	373,899
Everest Reinsurance Group Limited	1,377	353,641
Lincoln National Corporation	7,364	538,014
Loews Corporation	9,098	452,444
Marsh & McLennan Companies Incorporated	17,128	1,414,602
MetLife Incorporated	34,979	1,605,186
Principal Financial Group Incorporated	9,090	553,672
Prudential Financial Incorporated	14,240	1,474,552
The Allstate Corporation	11,960	1,133,808
The Hartford Financial Services Group Incorporated	12,045	620,558

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Index Asset Allocation Fund	13

Security name	Shares	Value

Insurance (continued)
The Progressive Corporation	19,648	$1,197,153
The Travelers Companies Incorporated	9,158	1,271,680
Torchmark Corporation	3,579	301,244
Unum Group	7,465	355,409
Willis Towers Watson plc	4,459	678,615
XL Group Limited	8,669	479,049

		19,664,619

Health Care: 8.20%

Biotechnology: 1.58%
AbbVie Incorporated	53,790	5,091,224
Alexion Pharmaceuticals Incorporated †	7,479	833,609
Amgen Incorporated	22,555	3,845,176
Biogen Incorporated †	7,139	1,954,801
Celgene Corporation †	25,381	2,264,239
Gilead Sciences Incorporated	44,203	3,332,464
Incyte Corporation †	5,928	493,980
Regeneron Pharmaceuticals Incorporated †	2,605	897,058
Vertex Pharmaceuticals Incorporated †	8,567	1,396,250

		20,108,801

Health Care Equipment & Supplies: 1.71%
Abbott Laboratories	58,734	3,519,341
Align Technology Incorporated †	2,433	610,999
Baxter International Incorporated	16,768	1,090,591
Becton Dickinson & Company	8,984	1,946,833
Boston Scientific Corporation †	46,394	1,267,484
Danaher Corporation	20,714	2,028,108
Dentsply Sirona Incorporated	7,750	389,903
Edwards Lifesciences Corporation †	7,087	988,778
Hologic Incorporated †	9,330	348,569
IDEXX Laboratories Incorporated †	2,939	562,495
Intuitive Surgical Incorporated †	3,789	1,564,213
Medtronic plc	45,731	3,668,541
ResMed Incorporated	4,822	474,822
Stryker Corporation	10,872	1,749,522
The Cooper Companies Incorporated	1,654	378,452
Varian Medical Systems Incorporated †	3,081	377,885
Zimmer Biomet Holdings Incorporated	6,854	747,360

		21,713,896

Health Care Providers & Services: 1.62%
Aetna Incorporated	11,032	1,864,408
AmerisourceBergen Corporation	5,484	472,776
Anthem Incorporated	8,628	1,895,572
Cardinal Health Incorporated	10,619	665,599
Centene Corporation †	5,854	625,617
Cigna Corporation	8,195	1,374,629
DaVita HealthCare Partners Incorporated †	4,913	323,963

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Shares	Value

Health Care Providers & Services (continued)
Envision Healthcare Corporation †	4,082	$156,871
Express Scripts Holding Company †	19,043	1,315,490
HCA Holdings Incorporated	9,445	916,165
Henry Schein Incorporated †	5,186	348,551
Humana Incorporated	4,645	1,248,715
Laboratory Corporation of America Holdings †	3,438	556,097
McKesson Corporation	6,963	980,878
Quest Diagnostics Incorporated	4,576	458,973
UnitedHealth Group Incorporated	32,652	6,987,528
Universal Health Services Incorporated Class B	2,934	347,415

		20,539,247

Health Care Technology: 0.05%
Cerner Corporation †	10,661	618,338

Life Sciences Tools & Services: 0.51%
Agilent Technologies Incorporated	10,890	728,541
Illumina Incorporated †	4,960	1,172,643
IQVIA Holdings Incorporated †	4,919	482,603
Mettler-Toledo International Incorporated †	860	494,526
PerkinElmer Incorporated	3,729	282,360
Thermo Fisher Scientific Incorporated	13,557	2,798,978
Waters Corporation †	2,658	528,012

		6,487,663

Pharmaceuticals: 2.73%
Allergan plc	11,146	1,875,760
Bristol-Myers Squibb Company	55,089	3,484,379
Eli Lilly & Company	32,533	2,517,078
Johnson & Johnson	90,530	11,601,420
Merck & Company Incorporated	90,979	4,955,626
Mylan NV †	17,371	715,164
Nektar Therapeutics †	5,429	576,886
Perrigo Company plc	4,420	368,363
Pfizer Incorporated	200,870	7,128,876
Zoetis Incorporated	16,442	1,373,071

		34,596,623

Industrials: 6.11%

Aerospace & Defense: 1.74%
Arconic Incorporated	14,335	330,278
General Dynamics Corporation	9,318	2,058,346
Harris Corporation	4,006	646,088
Huntington Ingalls Industries Incorporated	1,531	394,631
L-3 Technologies Incorporated	2,639	548,912
Lockheed Martin Corporation	8,382	2,832,529
Northrop Grumman Corporation	5,874	2,050,731
Raytheon Company	9,735	2,101,008
Rockwell Collins Incorporated	5,531	745,855

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Index Asset Allocation Fund	15

Security name	Shares	Value

Aerospace & Defense (continued)
Textron Incorporated	8,832	$520,823
The Boeing Company	18,666	6,120,208
TransDigm Group Incorporated	1,638	502,768
United Technologies Corporation	25,098	3,157,830

		22,010,007

Air Freight & Logistics: 0.41%
C.H. Robinson Worldwide Incorporated	4,715	441,843
Expeditors International of Washington Incorporated	5,957	377,078
FedEx Corporation	8,316	1,996,755
United Parcel Service Incorporated Class B	23,223	2,430,519

		5,246,195

Airlines: 0.30%
Alaska Air Group Incorporated	4,150	257,134
American Airlines Group Incorporated	14,209	738,300
Delta Air Lines Incorporated	21,946	1,202,860
Southwest Airlines Company	18,252	1,045,475
United Continental Holdings Incorporated †	8,165	567,223

		3,810,992

Building Products: 0.19%
A.O. Smith Corporation	4,908	312,100
Allegion plc	3,211	273,866
Fortune Brands Home & Security Incorporated	5,127	301,929
Johnson Controls International plc	31,251	1,101,285
Masco Corporation	10,574	427,613

		2,416,793

Commercial Services & Supplies: 0.18%
Cintas Corporation	2,910	496,388
Republic Services Incorporated	7,599	503,282
Stericycle Incorporated †	2,886	168,918
Waste Management Incorporated	13,463	1,132,508

		2,301,096

Construction & Engineering: 0.05%
Fluor Corporation	4,720	270,078
Jacobs Engineering Group Incorporated	4,063	240,326
Quanta Services Incorporated †	5,187	178,173

		688,577

Electrical Equipment: 0.33%
Acuity Brands Incorporated «	1,422	197,928
AMETEK Incorporated	7,806	593,022
Eaton Corporation plc	14,854	1,186,983
Emerson Electric Company	21,422	1,463,123
Rockwell Automation Incorporated	4,312	751,150

		4,192,206

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Shares	Value

Industrial Conglomerates: 1.03%
3M Company	20,094	$4,411,035
General Electric Company	292,982	3,949,397
Honeywell International Incorporated	25,375	3,666,941
Roper Industries Incorporated	3,469	973,714

		13,001,087

Machinery: 1.01%
Caterpillar Incorporated	20,166	2,972,065
Cummins Incorporated	5,255	851,783
Deere & Company	10,926	1,697,026
Dover Corporation	5,210	511,726
Flowserve Corporation	4,413	191,215
Fortive Corporation	10,334	801,092
Illinois Tool Works Incorporated	10,372	1,624,878
Ingersoll-Rand plc	8,430	720,849
Paccar Incorporated	11,877	785,901
Parker-Hannifin Corporation	4,489	767,754
Pentair plc	5,590	380,847
Snap-on Incorporated	1,914	282,392
Stanley Black & Decker Incorporated	5,174	792,657
Xylem Incorporated	6,069	466,827

		12,847,012

Professional Services: 0.18%
Equifax Incorporated	4,051	477,248
IHS Markit Limited †	12,214	589,203
Nielsen Holdings plc	11,312	359,608
Robert Half International Incorporated	4,192	242,675
Verisk Analytics Incorporated †	5,234	544,336

		2,213,070

Road & Rail: 0.57%
CSX Corporation	29,938	1,667,846
J.B. Hunt Transport Services Incorporated	2,888	338,329
Kansas City Southern	3,477	381,948
Norfolk Southern Corporation	9,588	1,301,859
Union Pacific Corporation	26,562	3,570,730

		7,260,712

Trading Companies & Distributors: 0.12%
Fastenal Company	9,706	529,851
United Rentals Incorporated †	2,851	492,453
W.W. Grainger Incorporated	1,723	486,351

		1,508,655

Information Technology: 14.88%

Communications Equipment: 0.64%
Cisco Systems Incorporated	162,560	6,972,198
F5 Networks Incorporated †	2,086	301,656

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Index Asset Allocation Fund	17

Security name	Shares	Value

Communications Equipment (continued)
Juniper Networks Incorporated	11,599	$282,204
Motorola Solutions Incorporated	5,466	575,570

		8,131,628

Electronic Equipment, Instruments & Components: 0.27%
Amphenol Corporation Class A	10,308	887,828
Corning Incorporated	29,325	817,581
FLIR Systems Incorporated	4,687	234,397
IPG Photonics Corporation †	1,276	297,793
TE Connectivity Limited	11,850	1,183,815

		3,421,414

Internet Software & Services: 2.83%
Akamai Technologies Incorporated †	5,737	407,212
Alphabet Incorporated Class A †	10,071	10,445,037
Alphabet Incorporated Class C †	10,270	10,596,483
eBay Incorporated †	31,761	1,278,063
Facebook Incorporated Class A †	80,847	12,918,542
VeriSign Incorporated «†	2,818	334,102

		35,979,439

IT Services: 2.57%
Accenture plc Class A	20,808	3,194,028
Alliance Data Systems Corporation	1,628	346,536
Automatic Data Processing Incorporated	14,957	1,697,320
Cognizant Technology Solutions Corporation Class A	19,840	1,597,120
CSRA Incorporated	5,531	228,043
DXC Technology Company	9,626	967,702
Fidelity National Information Services Incorporated	11,175	1,076,153
Fiserv Incorporated †	13,944	994,347
Gartner Incorporated †	3,065	360,505
Global Payments Incorporated	5,369	598,751
International Business Machines Corporation	28,907	4,435,201
MasterCard Incorporated Class A	31,150	5,456,234
Paychex Incorporated	10,786	664,310
PayPal Holdings Incorporated †	38,067	2,888,143
The Western Union Company	15,498	298,027
Total System Services Incorporated	5,580	481,331
Visa Incorporated Class A	60,827	7,276,126

		32,559,877

Semiconductors & Semiconductor Equipment: 2.51%
Advanced Micro Devices Incorporated «†	27,795	279,340
Analog Devices Incorporated	12,478	1,137,120
Applied Materials Incorporated	35,453	1,971,541
Broadcom Limited	13,851	3,263,988
Intel Corporation	157,920	8,224,474
KLA-Tencor Corporation	5,284	576,009
Lam Research Corporation	5,498	1,116,974

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Microchip Technology Incorporated «	7,907	$722,384
Micron Technology Incorporated †	39,018	2,034,399
NVIDIA Corporation	20,414	4,727,678
Qorvo Incorporated †	4,267	300,610
QUALCOMM Incorporated	49,952	2,767,840
Skyworks Solutions Incorporated	6,157	617,301
Texas Instruments Incorporated	33,195	3,448,629
Xilinx Incorporated	8,598	621,120

		31,809,407

Software: 3.45%
Activision Blizzard Incorporated	25,598	1,726,841
Adobe Systems Incorporated †	16,587	3,584,119
Ansys Incorporated †	2,829	443,276
Autodesk Incorporated †	7,432	933,311
CA Incorporated	10,551	357,679
Cadence Design Systems Incorporated †	9,545	350,970
Citrix Systems Incorporated †	4,364	404,979
Electronic Arts Incorporated †	10,350	1,254,834
Intuit Incorporated	8,210	1,423,204
Microsoft Corporation	259,819	23,713,680
Oracle Corporation	101,970	4,665,128
Red Hat Incorporated †	5,972	892,874
Salesforce.com Incorporated †	23,154	2,692,810
Symantec Corporation	20,920	540,782
Synopsys Incorporated †	5,018	417,698
Take-Two Interactive Software Incorporated †	3,860	377,431

		43,779,616

Technology Hardware, Storage & Peripherals: 2.61%
Apple Incorporated	171,215	28,726,453
Hewlett Packard Enterprise Company	52,876	927,445
HP Incorporated	55,253	1,211,146
NetApp Incorporated	9,040	557,678
Seagate Technology plc	9,611	562,436
Western Digital Corporation	10,040	926,391
Xerox Corporation	7,218	207,734

		33,119,283

Materials: 1.71%

Chemicals: 1.25%
Air Products & Chemicals Incorporated	7,387	1,174,755
Albemarle Corporation	3,733	346,198
CF Industries Holdings Incorporated	7,870	296,935
DowDuPont Incorporated	78,959	5,030,478
Eastman Chemical Company	4,823	509,212
Ecolab Incorporated	8,772	1,202,378
FMC Corporation	4,532	347,015
International Flavors & Fragrances Incorporated	2,663	364,591

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Index Asset Allocation Fund	19

Security name	Shares	Value

Chemicals (continued)
LyondellBasell Industries NV Class A	10,917	$1,153,709
Monsanto Company	14,874	1,735,647
PPG Industries Incorporated	8,586	958,198
Praxair Incorporated	9,689	1,398,123
The Mosaic Company	11,828	287,184
The Sherwin-Williams Company	2,790	1,094,015

		15,898,438

Construction Materials: 0.08%
Martin Marietta Materials Incorporated	2,118	439,061
Vulcan Materials Company	4,469	510,226

		949,287

Containers & Packaging: 0.21%
Avery Dennison Corporation	2,967	315,244
Ball Corporation	11,812	469,055
International Paper Company	13,933	744,440
Packaging Corporation of America	3,183	358,724
Sealed Air Corporation	5,648	241,678
WestRock Company	8,607	552,311

		2,681,452

Metals & Mining: 0.17%
Freeport-McMoRan Incorporated	45,435	798,293
Newmont Mining Corporation	18,001	703,299
Nucor Corporation	10,727	655,312

		2,156,904

Real Estate: 1.66%

Equity REITs: 1.62%
Alexandria Real Estate Equities Incorporated	3,415	426,499
American Tower Corporation	14,876	2,162,078
Apartment Investment & Management Company Class A	5,308	216,301
AvalonBay Communities Incorporated	4,659	766,219
Boston Properties Incorporated	5,207	641,607
Crown Castle International Corporation	13,992	1,533,663
Digital Realty Trust Incorporated	6,932	730,494
Duke Realty Corporation	12,045	318,952
Equinix Incorporated	2,673	1,117,688
Equity Residential	12,423	765,505
Essex Property Trust Incorporated	2,227	535,994
Extra Space Storage Incorporated	4,252	371,455
Federal Realty Investment Trust	2,470	286,792
GGP Incorporated	21,314	436,084
HCP Incorporated	15,840	367,963
Host Hotels & Resorts Incorporated	24,771	461,731
Iron Mountain Incorporated	9,497	312,071
Kimco Realty Corporation	14,356	206,726
Mid-America Apartment Communities Incorporated	3,834	349,814

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Shares	Value

Equity REITs (continued)
Prologis Incorporated	17,986	$1,132,938
Public Storage Incorporated	5,055	1,012,971
Realty Income Corporation	9,590	496,091
Regency Centers Corporation	5,014	295,726
SBA Communications Corporation †	3,931	671,887
Simon Property Group Incorporated	10,499	1,620,521
SL Green Realty Corporation	3,048	295,138
The Macerich Company	3,660	205,033
UDR Incorporated	9,048	322,290
Ventas Incorporated	12,018	595,252
Vornado Realty Trust	5,833	392,561
Welltower Incorporated	12,497	680,212
Weyerhaeuser Company	25,484	891,940

		20,620,196

Real Estate Management & Development: 0.04%
CBRE Group Incorporated Class A †	10,196	481,455

Telecommunication Services: 1.15%

Diversified Telecommunication Services: 1.15%
AT&T Incorporated	207,186	7,386,181
CenturyLink Incorporated	32,825	539,315
Verizon Communications Incorporated	139,292	6,660,943

		14,586,439

Utilities: 1.71%

Electric Utilities: 1.06%
Alliant Energy Corporation	7,806	318,953
American Electric Power Company Incorporated	16,601	1,138,663
Duke Energy Corporation	23,623	1,830,074
Edison International	10,994	699,878
Entergy Corporation	6,099	480,479
Eversource Energy	10,692	629,973
Exelon Corporation	32,563	1,270,283
FirstEnergy Corporation	15,085	513,041
NextEra Energy Incorporated	15,872	2,592,374
PG&E Corporation	17,377	763,372
Pinnacle West Capital Corporation	3,772	301,006
PPL Corporation	23,420	662,552
The Southern Company	34,019	1,519,289
Xcel Energy Incorporated	17,143	779,664

		13,499,601

Independent Power & Renewable Electricity Producers: 0.05%
AES Corporation	22,287	253,403
NRG Energy Incorporated	10,182	310,856

		564,259

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Index Asset Allocation Fund	21

Security name			Shares	Value

Multi-Utilities: 0.56%
Ameren Corporation			8,187	$463,630
CenterPoint Energy Incorporated			14,544	398,506
CMS Energy Corporation			9,530	431,614
Consolidated Edison Incorporated			10,473	816,266
Dominion Resources Incorporated			21,985	1,482,449
DTE Energy Company			6,052	631,829
NiSource Incorporated			11,385	272,215
Public Service Enterprise Group Incorporated			17,032	855,688
SCANA Corporation			4,812	180,691
Sempra Energy			8,615	958,160
WEC Energy Group Incorporated			10,647	667,567

				7,158,615

Water Utilities: 0.04%
American Water Works Company Incorporated			6,024	494,751

Total Common Stocks (Cost $366,882,039)				759,073,508

	Interest rate	Maturity date	Principal
Non-Agency Mortgage-Backed Securities: 0.00%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA (1 Month LIBOR +0.33%) ±	2.20%	12-25-2034	$13,528	12,541

Total Non-Agency Mortgage-Backed Securities (Cost $13,528)				12,541

		Expiration date	Shares
Rights: 0.00%

Consumer Staples: 0.00%

Food & Staples Retailing: 0.00%
Safeway Casa Ley Contingent Value Rights †(a)		4-26-2018	6,765	115

Total Rights (Cost $223)				115

		Maturity date	Principal
U.S. Treasury Securities: 38.61%
U.S. Treasury Bond	2.13	9-30-2024	$1,844,000	1,783,331
U.S. Treasury Bond	2.13	11-30-2024	1,852,000	1,788,581
U.S. Treasury Bond	2.50	2-15-2045	2,860,000	2,605,763
U.S. Treasury Bond	2.50	2-15-2046	2,659,000	2,419,690
U.S. Treasury Bond	2.50	5-15-2046	2,643,000	2,403,065
U.S. Treasury Bond	2.75	8-15-2042	1,340,000	1,292,056
U.S. Treasury Bond	2.75	11-15-2042	1,781,000	1,715,589
U.S. Treasury Bond	2.88	5-15-2043	2,534,000	2,492,677
U.S. Treasury Bond	2.88	8-15-2045	2,862,000	2,804,596
U.S. Treasury Bond	3.00	5-15-2042	904,000	912,154
U.S. Treasury Bond	3.00	11-15-2044	2,772,000	2,784,592
U.S. Treasury Bond	3.00	5-15-2045	2,864,000	2,875,956
U.S. Treasury Bond	3.00	11-15-2045	2,835,000	2,851,279
U.S. Treasury Bond	3.13	11-15-2041	846,000	872,337

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Bond	3.13%	2-15-2042	$1,066,000	$1,099,252
U.S. Treasury Bond	3.13	2-15-2043	1,783,000	1,834,284
U.S. Treasury Bond	3.13	8-15-2044	2,827,000	2,905,154
U.S. Treasury Bond	3.38	5-15-2044	2,936,000	3,151,088
U.S. Treasury Bond	3.50	2-15-2039	731,000	801,792
U.S. Treasury Bond	3.63	8-15-2043	2,200,000	2,458,053
U.S. Treasury Bond	3.63	2-15-2044	2,898,000	3,240,798
U.S. Treasury Bond	3.75	8-15-2041	929,000	1,056,666
U.S. Treasury Bond	3.75	11-15-2043	2,870,000	3,271,773
U.S. Treasury Bond	3.88	8-15-2040	946,000	1,093,861
U.S. Treasury Bond	4.25	5-15-2039	681,000	827,291
U.S. Treasury Bond	4.25	11-15-2040	977,000	1,190,679
U.S. Treasury Bond	4.38	2-15-2038	381,000	468,068
U.S. Treasury Bond	4.38	11-15-2039	757,000	935,769
U.S. Treasury Bond	4.38	5-15-2040	1,078,000	1,334,042
U.S. Treasury Bond	4.38	5-15-2041	842,000	1,046,061
U.S. Treasury Bond	4.50	2-15-2036	837,000	1,032,851
U.S. Treasury Bond	4.50	5-15-2038	428,000	534,816
U.S. Treasury Bond	4.50	8-15-2039	721,000	905,322
U.S. Treasury Bond	4.63	2-15-2040	1,276,000	1,629,979
U.S. Treasury Bond	4.75	2-15-2037	264,000	337,435
U.S. Treasury Bond	4.75	2-15-2041	1,084,000	1,412,962
U.S. Treasury Bond	5.00	5-15-2037	375,000	493,569
U.S. Treasury Bond	5.25	11-15-2028	479,000	588,083
U.S. Treasury Bond	5.25	2-15-2029	349,000	429,916
U.S. Treasury Bond	5.38	2-15-2031	752,000	962,042
U.S. Treasury Bond	5.50	8-15-2028	369,000	459,926
U.S. Treasury Bond	6.13	11-15-2027	525,000	674,666
U.S. Treasury Bond	6.13	8-15-2029	293,000	388,537
U.S. Treasury Bond	6.25	5-15-2030	478,000	648,104
U.S. Treasury Bond	6.38	8-15-2027	224,000	291,482
U.S. Treasury Bond	6.88	8-15-2025	224,000	286,634
U.S. Treasury Note	0.75	7-15-2019	1,583,000	1,553,899
U.S. Treasury Note	0.75	8-15-2019	1,584,000	1,552,763
U.S. Treasury Note	0.88	4-15-2019	1,460,000	1,440,947
U.S. Treasury Note	0.88	5-15-2019	1,466,000	1,444,913
U.S. Treasury Note	0.88	6-15-2019	1,485,000	1,461,947
U.S. Treasury Note	0.88	7-31-2019	811,000	797,038
U.S. Treasury Note	0.88	9-15-2019	1,550,000	1,519,721
U.S. Treasury Note	1.00	3-15-2019	1,383,000	1,368,306
U.S. Treasury Note	1.00	6-30-2019	622,000	612,779
U.S. Treasury Note	1.00	8-31-2019	1,842,000	1,810,774
U.S. Treasury Note	1.00	9-30-2019	1,695,000	1,664,396
U.S. Treasury Note	1.00	10-15-2019	1,596,000	1,566,364
U.S. Treasury Note	1.00	11-15-2019	1,433,000	1,404,472
U.S. Treasury Note	1.00	11-30-2019	1,985,000	1,944,462
U.S. Treasury Note	1.13	5-31-2019	690,000	681,636
U.S. Treasury Note	1.13	12-31-2019	1,247,000	1,222,833
U.S. Treasury Note	1.13	3-31-2020	1,987,000	1,941,425
U.S. Treasury Note	1.13	4-30-2020	1,330,000	1,297,930

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Index Asset Allocation Fund	23

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.13%	2-28-2021	$3,264,000	$3,147,160
U.S. Treasury Note	1.13	6-30-2021	3,343,000	3,206,296
U.S. Treasury Note	1.13	7-31-2021	2,232,000	2,137,491
U.S. Treasury Note	1.13	8-31-2021	2,233,000	2,135,299
U.S. Treasury Note	1.13	9-30-2021	2,188,000	2,089,694
U.S. Treasury Note	1.25	3-31-2019	1,834,000	1,817,952
U.S. Treasury Note	1.25	4-30-2019	586,000	580,276
U.S. Treasury Note	1.25	5-31-2019	1,787,000	1,768,060
U.S. Treasury Note	1.25	6-30-2019	1,790,000	1,769,267
U.S. Treasury Note	1.25	8-31-2019	1,790,000	1,765,739
U.S. Treasury Note	1.25	10-31-2019	804,000	791,610
U.S. Treasury Note	1.25	1-31-2020	3,442,000	3,378,473
U.S. Treasury Note	1.25	2-29-2020	1,745,000	1,711,134
U.S. Treasury Note	1.25	3-31-2021	3,250,000	3,141,772
U.S. Treasury Note	1.25	10-31-2021	2,188,000	2,096,520
U.S. Treasury Note	1.25	7-31-2023	1,829,000	1,706,478
U.S. Treasury Note	1.38	7-31-2019	1,787,000	1,767,473
U.S. Treasury Note	1.38	9-30-2019	1,739,000	1,716,568
U.S. Treasury Note	1.38	12-15-2019	1,651,000	1,626,237
U.S. Treasury Note	1.38	1-15-2020	1,638,000	1,612,259
U.S. Treasury Note	1.38	1-31-2020	2,293,000	2,256,770
U.S. Treasury Note	1.38	2-15-2020	1,667,000	1,639,022
U.S. Treasury Note	1.38	2-29-2020	3,442,000	3,383,132
U.S. Treasury Note	1.38	3-31-2020	3,442,000	3,379,454
U.S. Treasury Note	1.38	4-30-2020	3,442,000	3,375,540
U.S. Treasury Note	1.38	5-31-2020	1,380,000	1,352,054
U.S. Treasury Note	1.38	8-31-2020	3,350,000	3,272,825
U.S. Treasury Note	1.38	9-15-2020	1,598,000	1,560,871
U.S. Treasury Note	1.38	9-30-2020	3,356,000	3,275,394
U.S. Treasury Note	1.38	10-31-2020	3,178,000	3,098,801
U.S. Treasury Note	1.38	1-31-2021	3,192,000	3,102,810
U.S. Treasury Note	1.38	4-30-2021	3,245,000	3,144,908
U.S. Treasury Note	1.38	5-31-2021	3,248,000	3,143,106
U.S. Treasury Note	1.38	6-30-2023	1,733,000	1,629,649
U.S. Treasury Note	1.38	8-31-2023	1,817,000	1,704,490
U.S. Treasury Note	1.38	9-30-2023	1,778,000	1,665,388
U.S. Treasury Note	1.50	3-31-2019	645,000	640,994
U.S. Treasury Note	1.50	5-31-2019	2,387,000	2,368,321
U.S. Treasury Note	1.50	10-31-2019	3,442,000	3,401,385
U.S. Treasury Note	1.50	11-30-2019	3,133,000	3,094,228
U.S. Treasury Note	1.50	4-15-2020	1,675,000	1,647,961
U.S. Treasury Note	1.50	5-15-2020	1,678,000	1,649,529
U.S. Treasury Note	1.50	5-31-2020	3,442,000	3,381,573
U.S. Treasury Note	1.50	6-15-2020	1,680,000	1,650,174
U.S. Treasury Note	1.50	7-15-2020	1,683,000	1,651,404
U.S. Treasury Note	1.50	8-15-2020	1,684,000	1,651,457
U.S. Treasury Note	1.50	1-31-2022	1,625,000	1,565,731
U.S. Treasury Note	1.50	2-28-2023	1,635,000	1,554,286
U.S. Treasury Note	1.50	3-31-2023	1,679,000	1,594,456
U.S. Treasury Note	1.50	8-15-2026	4,143,000	3,757,963

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.63%	3-31-2019	$2,104,000	$2,093,397
U.S. Treasury Note	1.63	4-30-2019	1,703,000	1,693,344
U.S. Treasury Note	1.63	6-30-2019	2,157,000	2,142,211
U.S. Treasury Note	1.63	7-31-2019	2,128,000	2,111,979
U.S. Treasury Note	1.63	8-31-2019	3,442,000	3,413,230
U.S. Treasury Note	1.63	12-31-2019	3,442,000	3,404,065
U.S. Treasury Note	1.63	3-15-2020	1,667,000	1,645,510
U.S. Treasury Note	1.63	6-30-2020	3,442,000	3,388,279
U.S. Treasury Note	1.63	7-31-2020	3,213,000	3,160,956
U.S. Treasury Note	1.63	10-15-2020	1,591,000	1,562,105
U.S. Treasury Note	1.63	11-30-2020	2,166,000	2,123,855
U.S. Treasury Note	1.63	8-15-2022	1,250,000	1,203,414
U.S. Treasury Note	1.63	8-31-2022	2,373,000	2,282,511
U.S. Treasury Note	1.63	11-15-2022	2,108,000	2,023,033
U.S. Treasury Note	1.63	4-30-2023	1,711,000	1,632,982
U.S. Treasury Note	1.63	5-31-2023	1,714,000	1,634,021
U.S. Treasury Note	1.63	10-31-2023	1,824,000	1,730,467
U.S. Treasury Note	1.63	2-15-2026	4,269,000	3,935,891
U.S. Treasury Note	1.63	5-15-2026	4,111,000	3,778,759
U.S. Treasury Note	1.75	9-30-2019	3,441,000	3,416,237
U.S. Treasury Note	1.75	11-30-2019	1,732,000	1,717,602
U.S. Treasury Note	1.75	10-31-2020	1,585,000	1,560,296
U.S. Treasury Note	1.75	11-15-2020	1,588,000	1,562,998
U.S. Treasury Note	1.75	12-31-2020	3,353,000	3,296,781
U.S. Treasury Note	1.75	11-30-2021	2,003,000	1,951,555
U.S. Treasury Note	1.75	2-28-2022	1,637,000	1,591,480
U.S. Treasury Note	1.75	3-31-2022	1,640,000	1,593,235
U.S. Treasury Note	1.75	4-30-2022	1,612,000	1,564,130
U.S. Treasury Note	1.75	5-15-2022	1,448,000	1,404,993
U.S. Treasury Note	1.75	5-31-2022	2,343,000	2,271,477
U.S. Treasury Note	1.75	6-30-2022	2,347,000	2,274,049
U.S. Treasury Note	1.75	9-30-2022	1,771,000	1,711,334
U.S. Treasury Note	1.75	1-31-2023	1,684,000	1,621,733
U.S. Treasury Note	1.75	5-15-2023	3,117,000	2,991,899
U.S. Treasury Note	1.88	12-31-2019	1,762,000	1,750,083
U.S. Treasury Note	1.88	6-30-2020	1,888,000	1,868,784
U.S. Treasury Note	1.88	12-15-2020	1,619,000	1,597,992
U.S. Treasury Note	1.88	11-30-2021	1,649,000	1,614,376
U.S. Treasury Note	1.88	1-31-2022	2,358,000	2,304,046
U.S. Treasury Note	1.88	2-28-2022	2,348,000	2,292,613
U.S. Treasury Note	1.88	3-31-2022	2,371,000	2,313,669
U.S. Treasury Note	1.88	4-30-2022	2,376,000	2,316,670
U.S. Treasury Note	1.88	5-31-2022	1,795,000	1,749,740
U.S. Treasury Note	1.88	7-31-2022	2,337,000	2,273,646
U.S. Treasury Note	1.88	8-31-2022	1,754,000	1,705,474
U.S. Treasury Note	1.88	9-30-2022	2,248,000	2,183,852
U.S. Treasury Note	1.88	10-31-2022	1,650,000	1,602,448
U.S. Treasury Note	1.88	8-31-2024	1,968,000	1,876,521
U.S. Treasury Note	2.00	1-31-2020	1,760,000	1,751,440
U.S. Treasury Note	2.00	7-31-2020	1,306,000	1,295,864

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Index Asset Allocation Fund	25

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	2.00%	9-30-2020	$2,093,000	$2,074,694
U.S. Treasury Note	2.00	11-30-2020	2,266,000	2,243,948
U.S. Treasury Note	2.00	1-15-2021	1,617,000	1,600,180
U.S. Treasury Note	2.00	2-28-2021	2,421,000	2,393,626
U.S. Treasury Note	2.00	5-31-2021	1,559,000	1,538,428
U.S. Treasury Note	2.00	8-31-2021	1,641,000	1,615,990
U.S. Treasury Note	2.00	10-31-2021	1,649,000	1,622,113
U.S. Treasury Note	2.00	11-15-2021	2,485,000	2,444,476
U.S. Treasury Note	2.00	12-31-2021	2,300,000	2,258,793
U.S. Treasury Note	2.00	2-15-2022	1,679,000	1,648,841
U.S. Treasury Note	2.00	7-31-2022	1,778,000	1,739,522
U.S. Treasury Note	2.00	10-31-2022	2,238,000	2,184,865
U.S. Treasury Note	2.00	11-30-2022	4,261,000	4,157,786
U.S. Treasury Note	2.00	2-15-2023	3,077,000	2,997,218
U.S. Treasury Note	2.00	4-30-2024	1,930,000	1,858,584
U.S. Treasury Note	2.00	5-31-2024	1,934,000	1,861,062
U.S. Treasury Note	2.00	6-30-2024	1,939,000	1,864,950
U.S. Treasury Note	2.00	2-15-2025	4,486,000	4,289,906
U.S. Treasury Note	2.00	8-15-2025	4,495,000	4,280,968
U.S. Treasury Note	2.00	11-15-2026	4,255,000	4,010,191
U.S. Treasury Note	2.13	8-31-2020	1,477,000	1,468,934
U.S. Treasury Note	2.13	1-31-2021	1,409,000	1,398,523
U.S. Treasury Note	2.13	6-30-2021	1,516,000	1,500,843
U.S. Treasury Note	2.13	8-15-2021	2,440,000	2,413,014
U.S. Treasury Note	2.13	9-30-2021	1,633,000	1,613,971
U.S. Treasury Note	2.13	12-31-2021	1,626,000	1,605,251
U.S. Treasury Note	2.13	6-30-2022	1,615,000	1,588,896
U.S. Treasury Note	2.13	12-31-2022	4,298,000	4,213,686
U.S. Treasury Note	2.13	11-30-2023	1,638,000	1,594,865
U.S. Treasury Note	2.13	2-29-2024	1,960,000	1,904,193
U.S. Treasury Note	2.13	3-31-2024	1,961,000	1,903,690
U.S. Treasury Note	2.13	7-31-2024	1,927,000	1,865,961
U.S. Treasury Note	2.13	5-15-2025	4,466,000	4,298,248
U.S. Treasury Note	2.25	2-29-2020	1,913,000	1,912,253
U.S. Treasury Note	2.25	2-15-2021	1,767,000	1,760,443
U.S. Treasury Note	2.25	3-31-2021	1,440,000	1,433,442
U.S. Treasury Note	2.25	4-30-2021	1,514,000	1,506,625
U.S. Treasury Note	2.25	7-31-2021	2,618,000	2,601,016
U.S. Treasury Note	2.25	12-31-2023	1,886,000	1,847,437
U.S. Treasury Note	2.25	1-31-2024	1,914,000	1,873,649
U.S. Treasury Note	2.25	10-31-2024	1,882,000	1,832,855
U.S. Treasury Note	2.25	11-15-2024	4,492,000	4,372,227
U.S. Treasury Note	2.25	12-31-2024	1,911,000	1,859,128
U.S. Treasury Note	2.25	11-15-2025	4,512,000	4,364,562
U.S. Treasury Note	2.25	2-15-2027	4,295,000	4,125,141
U.S. Treasury Note	2.25	8-15-2027	4,252,000	4,073,928
U.S. Treasury Note	2.25	11-15-2027	4,284,000	4,100,517
U.S. Treasury Note	2.38	12-31-2020	1,317,000	1,316,729
U.S. Treasury Note	2.38	1-31-2023	2,325,000	2,305,136
U.S. Treasury Note	2.38	8-15-2024	4,465,000	4,387,194

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Index Asset Allocation Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	2.38%	5-15-2027	$4,355,000	$4,222,159
U.S. Treasury Note	2.50	8-15-2023	2,662,000	2,648,440
U.S. Treasury Note	2.50	5-15-2024	4,360,000	4,321,389
U.S. Treasury Note	2.50	1-31-2025	1,936,000	1,913,146
U.S. Treasury Note	2.63	8-15-2020	3,367,000	3,387,679
U.S. Treasury Note	2.63	11-15-2020	5,315,000	5,347,365
U.S. Treasury Note	2.63	2-28-2023	2,359,000	2,366,556
U.S. Treasury Note	2.75	11-15-2023	3,936,000	3,962,410
U.S. Treasury Note	2.75	2-15-2024	3,410,000	3,430,244
U.S. Treasury Note	2.75	2-28-2025	1,955,000	1,963,324
U.S. Treasury Note	2.75	2-15-2028	3,068,000	3,070,037
U.S. Treasury Note	3.13	5-15-2019	1,768,000	1,786,216
U.S. Treasury Note	3.13	5-15-2021	1,657,000	1,691,121
U.S. Treasury Note	3.38	11-15-2019	3,180,000	3,236,558
U.S. Treasury Note	3.50	5-15-2020	2,864,000	2,932,640
U.S. Treasury Note	3.63	8-15-2019	1,545,000	1,573,796
U.S. Treasury Note	3.63	2-15-2020	2,648,000	2,712,676
U.S. Treasury Note	3.63	2-15-2021	2,765,000	2,859,126
U.S. Treasury Note	6.00	2-15-2026	445,000	548,819
U.S. Treasury Note	6.25	8-15-2023	378,000	447,184
U.S. Treasury Note	6.50	11-15-2026	296,000	381,951
U.S. Treasury Note	6.63	2-15-2027	215,000	281,339
U.S. Treasury Note	6.75	8-15-2026	221,000	287,921
U.S. Treasury Note	7.13	2-15-2023	260,000	314,224
U.S. Treasury Note	7.25	8-15-2022	261,000	312,190
U.S. Treasury Note	7.50	11-15-2024	240,000	310,508
U.S. Treasury Note	7.63	11-15-2022	140,000	171,095
U.S. Treasury Note	7.63	2-15-2025	216,000	283,045
U.S. Treasury Note	7.88	2-15-2021	180,000	207,521
U.S. Treasury Note	8.00	11-15-2021	511,000	608,566
U.S. Treasury Note	8.13	8-15-2019	307,000	331,597
U.S. Treasury Note	8.13	5-15-2021	181,000	211,959
U.S. Treasury Note	8.13	8-15-2021	175,000	207,103
U.S. Treasury Note	8.50	2-15-2020	162,000	180,681
U.S. Treasury Note	8.75	5-15-2020	130,000	147,562
U.S. Treasury Note	8.75	8-15-2020	288,000	330,479

Total U.S. Treasury Securities (Cost $498,844,193)				489,942,810

	Yield		Shares
Short-Term Investments: 0.90%

Investment Companies: 0.46%
Securities Lending Cash Investment LLC (l)(r)(u)	1.89		3,465,716	3,466,062
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.54		2,392,276	2,392,276

				5,858,338

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Index Asset Allocation Fund	27

Security name	Yield	Maturity date	Principal	Value

U.S. Treasury Securities: 0.44%
U.S. Treasury Bill (z)#	1.54%	5-24-2018	$5,425,000	$5,412,064
U.S. Treasury Bill (z)#	1.35	4-12-2018	127,000	126,943

				5,539,007

Total Short-Term Investments (Cost $11,397,666)				11,397,345

Total investments in securities (Cost $877,185,871)	99.33%	1,260,482,138
Other assets and liabilities, net	0.67	8,496,333

Total net assets	100.00%	$1,268,978,471

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	729	6-15-2018	$101,568,456	$96,337,350	$0	$(5,231,106)
5-Year U.S. Treasury Notes	82	6-29-2018	9,383,393	9,385,797	2,404	0
Short
10-Year U.S. Treasury Notes	(781)	6-20-2018	(93,605,568)	(94,610,828)	0	(1,005,260)

					$2,404	$(6,236,366)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Common Stocks
Financials
Banks
Wells Fargo & Company	164,057	70	15,994	148,133	$93,453	$(446,259)	$122,069	$7,763,651	0.61%

Short-Term Investments
Investment companies
Securities Lending Cash Investment LLC	3,363,101	30,641,727	30,539,112	3,465,716	0	0	11,094	3,466,062
Wells Fargo Government Money Market Fund Select Class	7,658,402	83,082,261	88,348,387	2,392,276	0	0	62,451	2,392,276

								5,858,338	0.46

					$93,453	$(446,259)	$195,614	$13,621,989	1.07%

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Index Asset Allocation Fund	Statement of assets and liabilities—March 31, 2018 (unaudited)

Assets
Investments in unaffiliated securities (including $3,382,627 of securities loaned), at value (cost $866,625,168)	$1,246,860,149
Investments in affiliated securities, at value (cost $10,560,703)	13,621,989
Cash	180,632
Receivable for investments sold	38,757,291
Receivable for Fund shares sold	828,633
Receivable for dividends and interest	3,558,267
Receivable for daily variation margin on open futures contracts	1,346,227
Prepaid expenses and other assets	406,514

Total assets	1,305,559,702

Liabilities
Payable for investments purchased	30,594,237
Payable upon receipt of securities loaned	3,465,700
Payable for Fund shares redeemed	1,106,981
Management fee payable	669,290
Administration fees payable	214,930
Payable for daily variation margin on open futures contracts	190,924
Distribution fee payable	99,668
Trustees’ fees and expenses payable	2,053
Accrued expenses and other liabilities	237,448

Total liabilities	36,581,231

Total net assets	$1,268,978,471

NET ASSETS CONSIST OF
Paid-in capital	$899,471,757
Undistributed net investment income	216,536
Accumulated net realized losses on investments	(7,772,127)
Net unrealized gains on investments	377,062,305

Total net assets	$1,268,978,471

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$803,295,097
Shares outstanding – Class A1	24,708,873
Net asset value per share – Class A	$32.51
Maximum offering price per share – Class A2	$34.49
Net assets – Class C	$149,574,616
Shares outstanding – Class C1	7,565,562
Net asset value per share – Class C	$19.77
Net assets – Administrator Class	$223,649,295
Shares outstanding – Administrator Class[1]	6,878,044
Net asset value per share – Administrator Class	$32.52
Net assets – Institutional Class	$92,459,463
Shares outstanding – Institutional Class[1]	2,846,874
Net asset value per share – Institutional Class	$32.48

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended March 31, 2018 (unaudited)	Wells Fargo Index Asset Allocation Fund	29

Investment income
Dividends	$7,574,062
Interest	4,225,756
Income from affiliated securities	195,614

Total investment income	11,995,432

Expenses
Management fee	3,974,475
Administration fees
Class A	869,371
Class C	161,035
Administrator Class	157,215
Institutional Class	55,942
Shareholder servicing fees
Class A	1,034,965
Class C	191,709
Administrator Class	301,554
Distribution fee
Class C	575,126
Custody and accounting fees	24,108
Professional fees	240
Registration fees	217
Shareholder report expenses	255
Other fees and expenses	481

Total expenses	7,346,693
Less: Fee waivers and/or expense reimbursements	(109,047)

Net expenses	7,237,646

Net investment income	4,757,786

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	11,494,677
Affiliated securities	93,453
Futures contracts	8,181,284

Net realized gains on investments	19,769,414

Net change in unrealized gains (losses) on:
Unaffiliated securities	17,981,957
Affiiliated securities	(446,261)
Futures contracts	(7,626,510)

Net change in unrealized gains (losses) on investments	9,909,186

Net realized and unrealized gains (losses) on investments	29,678,600

Net increase in net assets resulting from operations	$34,436,386

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Index Asset Allocation Fund	Statement of changes in net assets

	Six months ended March 31, 2018 (unaudited)		Year ended September 30, 2017

Operations
Net investment income		$4,757,786		$9,170,811
Net realized gains on investments		19,769,414		9,899,963
Net change in unrealized gains (losses) on investments		9,909,186		98,492,964

Net increase in net assets resulting from operations		34,436,386		117,563,738

Distributions to shareholders from
Net investment income
Class A		(3,075,508)		(7,312,513)
Class B		N/A		0 [1]
Class C		0		(70,275)
Administrator Class		(1,040,946)		(2,579,847)
Institutional Class		(504,706)		(568,243)[2]
Net realized gains
Class A		(4,901,970)		(7,379,070)
Class B		N/A		0 [1]
Class C		(911,161)		(1,277,133)
Administrator Class		(1,385,800)		(1,816,976)
Institutional Class		(548,929)		(193,189)[2]

Total distributions to shareholders		(12,369,020)		(21,197,246)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	380,653	12,509,790	2,073,618	63,158,800
Class B	N/A	N/A	0 [1]	0 [1]
Class C	540,289	10,834,761	2,328,600	43,112,461
Administrator Class	1,127,885	37,346,741	4,249,283	130,093,840
Institutional Class	1,461,978	47,685,620	2,337,480 [2]	71,528,209 [2]

		108,376,912		307,893,310

Reinvestment of distributions
Class A	236,996	7,766,053	472,960	14,326,956
Class B	N/A	N/A	0 [1]	0 [1]
Class C	40,831	816,212	62,398	1,135,663
Administrator Class	73,606	2,411,351	127,144	3,867,648
Institutional Class	21,238	694,738	24,813 [2]	761,237 [2]

		11,688,354		20,091,504

Payment for shares redeemed
Class A	(1,629,481)	(53,645,191)	(4,807,553)	(146,972,158)
Class B	N/A	N/A	(11,0694)[1]	(213,027)[1]
Class C	(871,622)	(17,479,123)	(2,145,127)	(40,093,776)
Administrator Class	(2,716,557)	(89,147,611)	(2,967,092)	(90,263,946)
Institutional Class	(546,888)	(18,043,001)	(451,747)[2]	(14,069,406)[2]

		(178,314,926)		(291,612,313)

Net increase (decrease) in net assets resulting from capital share transactions		(58,249,660)		36,372,501

Total increase (decrease) in net assets		(36,182,294)		132,738,993

Net assets
Beginning of period		1,305,160,765		1,172,421,772

End of period		$1,268,978,471		$1,305,160,765

Undistributed net investment income		$216,536		$79,910

[1]	For the period from October 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

[2]	For the period from October 31, 2016 (commencement of class operations) to September 30, 2017

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Index Asset Allocation Fund	31

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$31.99	$29.61	$28.72	$28.20	$24.48	$22.17
Net investment income	0.13	0.25	0.22	0.27	0.38	0.34
Net realized and unrealized gains (losses) on investments	0.70	2.67	2.45	0.76	3.72	2.31

Total from investment operations	0.83	2.92	2.67	1.03	4.10	2.65
Distributions to shareholders from
Net investment income	(0.12)	(0.27)	(0.21)	(0.22)	(0.38)	(0.34)
Net realized gains	(0.19)	(0.27)	(1.57)	(0.29)	0.00	0.00

Total distributions to shareholders	(0.31)	(0.54)	(1.78)	(0.51)	(0.38)	(0.34)
Net asset value, end of period	$32.51	$31.99	$29.61	$28.72	$28.20	$24.48
Total return[1]	2.61%	9.99%	9.68%	3.62%	16.83%	12.02%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.09%	1.10%	1.22%	1.20%	1.18%
Net expenses	1.07%	1.09%	1.10%	1.15%	1.15%	1.15%
Net investment income	0.76%	0.79%	0.79%	0.90%	1.42%	1.43%
Supplemental data
Portfolio turnover rate	6%	9%	8%	43%	9%	11%
Net assets, end of period (000s omitted)	$803,295	$822,769	$828,421	$736,276	$708,873	$657,702

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Index Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$19.45	$17.99	$17.47	$17.20	$14.94	$13.53
Net investment income	0.00 [1]	0.01	0.01 [2]	0.05	0.11	0.10
Net realized and unrealized gains (losses) on investments	0.44	1.62	1.48	0.45	2.27	1.41

Total from investment operations	0.44	1.63	1.49	0.50	2.38	1.51
Distributions to shareholders from
Net investment income	0.00	(0.01)	(0.02)	(0.05)	(0.12)	(0.10)
Net realized gains	(0.12)	(0.16)	(0.95)	(0.18)	0.00	0.00

Total distributions to shareholders	(0.12)	(0.17)	(0.97)	(0.23)	(0.12)	(0.10)
Net asset value, end of period	$19.77	$19.45	$17.99	$17.47	$17.20	$14.94
Total return[3]	2.25%	9.14%	8.86%	2.86%	15.96%	11.20%
Ratios to average net assets (annualized)
Gross expenses	1.82%	1.84%	1.85%	1.98%	1.95%	1.93%
Net expenses	1.82%	1.84%	1.85%	1.90%	1.90%	1.90%
Net investment income	0.01%	0.04%	0.03%	0.10%	0.67%	0.68%
Supplemental data
Portfolio turnover rate	6%	9%	8%	43%	9%	11%
Net assets, end of period (000s omitted)	$149,575	$152,820	$136,881	$62,019	$24,093	$19,164

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Index Asset Allocation Fund	33

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$31.99	$29.63	$28.75	$28.21	$24.49	$22.18
Net investment income	0.15	0.30	0.28	0.35	0.45	0.40
Net realized and unrealized gains (losses) on investments	0.72	2.68	2.45	0.76	3.72	2.30

Total from investment operations	0.87	2.98	2.73	1.11	4.17	2.70
Distributions to shareholders from
Net investment income	(0.15)	(0.35)	(0.28)	(0.28)	(0.45)	(0.39)
Net realized gains	(0.19)	(0.27)	(1.57)	(0.29)	0.00	0.00

Total distributions to shareholders	(0.34)	(0.62)	(1.85)	(0.57)	(0.45)	(0.39)
Net asset value, end of period	$32.52	$31.99	$29.63	$28.75	$28.21	$24.49
Total return[1]	2.69%	10.20%	9.91%	3.89%	17.12%	12.31%
Ratios to average net assets (annualized)
Gross expenses	0.99%	0.99%	1.02%	1.09%	1.04%	1.02%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	0.93%	0.96%	0.98%	1.12%	1.68%	1.69%
Supplemental data
Portfolio turnover rate	6%	9%	8%	43%	9%	11%
Net assets, end of period (000s omitted)	$223,649	$268,512	$206,908	$85,380	$59,783	$34,536

[1]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Index Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

INSTITUTIONAL CLASS	Six months ended March 31, 2018 (unaudited)	Period ended September 30, 2017[1]
Net asset value, beginning of period	$31.96	$29.27
Net investment income	0.19	0.35
Net realized and unrealized gains (losses) on investments	0.70	3.03

Total from investment operations	0.89	3.38
Distributions to shareholders from
Net investment income	(0.18)	(0.42)
Net realized gains	(0.19)	(0.27)

Total distributions to shareholders	(0.37)	(0.69)
Net asset value, end of period	$32.48	$31.96
Total return[2]	2.79%	11.70%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.74%
Net expenses	0.74%	0.74%
Net investment income	1.10%	1.08%
Supplemental data
Portfolio turnover rate	6%	9%
Net assets, end of period (000s omitted)	$92,459	$61,060

[1]	For the period from October 31, 2016 (commencement of class operations) to September 30, 2017

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Index Asset Allocation Fund	35

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Index Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities

36	Wells Fargo Index Asset Allocation Fund	Notes to financial statements (unaudited)

lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in income from affiliated securities on the Statement of Operations.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Notes to financial statements (unaudited)	Wells Fargo Index Asset Allocation Fund	37

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2018, the aggregate cost of all investments for federal income tax purposes was $877,488,027 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$382,906,880
Gross unrealized losses	(6,146,731)
Net unrealized gains	$376,760,149

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

38	Wells Fargo Index Asset Allocation Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$55,819	$0	$55,819

Common stocks
Consumer discretionary	96,168,350	0	0	96,168,350
Consumer staples	58,072,537	0	0	58,072,537
Energy	43,551,542	0	0	43,551,542
Financials	111,828,048	0	0	111,828,048
Health care	104,064,568	0	0	104,064,568
Industrials	77,496,402	0	0	77,496,402
Information technology	188,800,664	0	0	188,800,664
Materials	21,686,081			21,686,081
Real estate	21,101,651	0	0	21,101,651
Telecommunication services	14,586,439	0	0	14,586,439
Utilities	21,717,226	0	0	21,717,226

Rights
Consumer staples	0	115	0	115

Non-agency mortgage-backed securities	0	12,541	0	12,541

U.S. Treasury securities	489,942,810	0	0	489,942,810

Short-term investments
Investment companies	2,392,276	0	0	2,392,276
U.S. Treasury securities	5,539,007	0	0	5,539,007
Investments measured at net asset value*				3,466,062

	1,256,947,601	68,475	0	1,260,482,138
Futures contracts	2,404	0	0	2,404
Total assets	$1,256,950,005	$68,475	$0	$1,260,484,542
Liabilities
Futures contracts	$6,236,366	$0	$0	$6,236,366
Total liabilities	$6,236,366	$0	$0	$6,236,366

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments LLC valued at $3,466,062 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at the cumulative unrealized gains (losses) at measurement date. The current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment

Notes to financial statements (unaudited)	Wells Fargo Index Asset Allocation Fund	39

objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.65% and declining to 0.48% as the average daily net assets of the Fund increase. For the six months ended March 31, 2018, the management fee was equivalent to an annual rate of 0.61% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.08% for Class A shares, 1.83% for Class C shares, 0.90% for Administrator Class shares, and 0.75% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to February 22, 2018, the Fund’s expenses were capped at 1.15% for Class A shares and 1.90% for Class C shares.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A Distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2018, Funds Distributor received $24,371 from the sale of Class A shares and $42 in contingent deferred sales charges from redemptions of Class C shares, respectively. No contingent deferred sales charges were incurred by Class A shares for the six months ended March 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

40	Wells Fargo Index Asset Allocation Fund	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2018 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$76,745,412	$6,629,924	$82,380,600	$72,575,293

6. DERIVATIVE TRANSACTIONS

During the six months ended March 31, 2018, the Fund entered into futures contracts to manage the duration of the portfolio and to gain market exposure to certain asset classes by implementing tactical asset allocation shifts. The Fund had an average notional amount of $43,167,894 and $131,803,482 in long and short futures contracts, respectively, during the six months ended March 31, 2018.

A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined following tables.

The fair value of derivative instruments as of March 31, 2018 was as follows for the Fund:

	Asset derivatives			Liability derivatives
	Statement of Assets and Liabilities location	Fair value		Statement of Assets and Liabilities location	Fair value
Equity risk	Net unrealized gains on investments	$0	*	Net unrealized gains on investments	$5,231,106	*
Interest rate risk	Net unrealized gains on investments	2,404	*	Net unrealized gains on investments	1,005,260	*
		$2,404			$6,236,366

*	Amount represents cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of investments. Only the current day’s variation margin as of March 31, 2018 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2018 was as follows for the Fund:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives
Equity risk	$1,956,543	$(5,253,664)
Interest rate risk	6,224,741	(2,372,846)
	$8,181,284	$(7,626,510)

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across

Notes to financial statements (unaudited)	Wells Fargo Index Asset Allocation Fund	41

transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Goldman Sachs	$2,404*	$(2,404)	$0	$0

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Goldman Sachs	$6,236,366*	$(2,404)	$(5,539,007)	$694,955

*	Amount represents cumulative unrealized gains (losses) on futures contracts which are reported in Net unrealized gains on investments. Only the current day’s variation margin as of March 31, 2018 is reported separately on the Statement of Assets and Liabilities.

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended March 31, 2018, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors or geographic regions. A fund that invest a substantial portion of their assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

42	Wells Fargo Index Asset Allocation Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Index Asset Allocation Fund	43

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

44	Wells Fargo Index Asset Allocation Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Notes to financial statements (unaudited)	Wells Fargo Index Asset Allocation Fund	45

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
C. David Messman** (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

**	David Messman was the Secretary and Chief Legal Officer until April 16, 2018.

46	Wells Fargo Index Asset Allocation Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309992 05-18 SA227/SAR227 03-18

Semi-Annual Report

March 31, 2018

Wells Fargo International Bond Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo International Bond Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

During the last quarter of 2017, investors enjoyed consistently rising equity values globally.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo International Bond Fund for the six-month period that ended March 31, 2018. During the last quarter of 2017, investors enjoyed consistently rising equity values globally. During the final two months of the first quarter of 2018, market volatility returned and equity markets reversed their year-to-date gains.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 5.84% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 3.76%. Emerging market stocks, as measured by the MSCI EM Index (Net),3 added 8.96%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 1.08% and the Bloomberg Barclays Municipal Bond Index5 lost 0.37% while fixed-income investments outside the U.S. gained 5.31%, according to the Bloomberg Barclays Global Aggregate ex-USD Index.6 The ICE BofAML U.S. High Yield Index7 fell 0.51% during the period.

During the last three months of 2017, stocks advanced on synchronized global growth, which led to higher investor and consumer confidence. The first quarter of 2018 began with strong stock market gains in January. A strong January 2018 U.S. employment report and inflation concerns prompted equity volatility in February. Investor optimism for growth was supplanted with concerns over trade tensions, increased interest rates, and the prospect of new data privacy regulations.

Reactions to U.S. interest rate increases were uneven across the yield curve and globally.

The U.S. Federal Reserve (Fed) increased the federal funds rate twice during the six-month period for a combined 50 basis points (bps; 100 bps equals 1.00%). Internationally, central banks maintained low interest rates and accommodative monetary policies that supported business activity and stock values in foreign markets. A weaker U.S. dollar was generally supportive of business activity in regions around the globe. The Bank of Japan continued its accommodative monetary policies, and industrial production, retail sales, and fixed asset investment increased in China.

Globally, stocks moved higher during the last quarter of 2017. Low inflation and interest rates supported accelerating global economic growth and corporate earnings. Brief episodes of geopolitical tensions, often associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding U.S. trade policies, did not discourage investing activity.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[7]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo International Bond Fund	3

Fed officials announced in October 2017 plans to begin unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattened yield curve persisted. The Fed raised the federal funds rate target to a range of 1.25% to 1.50% in December 2017 and began selling bonds held in its portfolio.

Positive economic and market news continued as 2017 closed and 2018 began.

In January 2018, fourth-quarter 2017 U.S. gross domestic product was reported to be growing at a reported 3.2% annual rate. The unemployment rate fell to a 17-year low of 4.1%. Tax reform passed and wage growth data improved, encouraging increased business and consumer spending.

Improving business and economic data globally continued to support stocks through January 2018. Political wrangling in the U.S. over budget resolutions could not dissuade investors from buying stocks as payrolls and factory orders increased. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Investor sentiment shifted in February as inflation concerns emerged in the U.S. when readings from the Producer Price Index in January rose 2.5% year over year. During February, the U.S. market endured a loss from January’s high of nearly 12% before recovering much of that loss. The Fed raised the federal funds rate in March 2018. Bond yields rose across the yield curve.

During January 2018, purchasing managers’ indices in China, the eurozone, India, and Japan reported data for December that indicated continued growth. Despite positive economic signals and business fundamentals, international stock values fell during February and March 2018, swept up in the selling momentum in U.S. markets.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

During February, the U.S. market endured a loss from January’s high of nearly 12% before recovering much of that loss.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo International Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Fargo Asset Management (International), LLC

Portfolio managers

Michael Lee

Tony Norris

Alex Perrin

Christopher Wightman

Peter Wilson

Average annual total returns (%) as of March 31, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (ESIYX)	9-30-2003	5.02	(0.69)	1.79	10.00	0.24	2.26	1.03	1.03
Class C (ESIVX)	9-30-2003	8.11	(0.53)	1.50	9.11	(0.53)	1.50	1.78	1.78
Class R6 (ESIRX)	11-30-2012	–	–	–	10.29	0.60	2.60	0.65	0.65
Administrator Class (ESIDX)	7-30-2010	–	–	–	10.17	0.39	2.42	0.97	0.85
Institutional Class (ESICX)	12-15-1993	–	–	–	10.42	0.56	2.57	0.70	0.70
Bloomberg Barclays Global Aggregate ex-USD Index[4]	–	–	–	–	11.75	1.23	1.85	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the fund and its share price can be sudden and unpredictable. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and geographic risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo International Bond Fund	5

Ten largest holdings (%) as of March 31, 2018[5]
Canada, 0.75%, 9-1-2020	4.44
New Zealand, 4.50%, 4-15-2027	4.38
Australian Government Bond Series 146, 1.75%, 11-21-2020	4.21
Norway, 1.75%, 2-17-2027	4.06
Poland, 1.50%, 4-25-2020	3.96
Mexico, 7.75%, 11-13-2042	3.89
Italy Buoni Poliennali del Tesoro, 2.20%, 6-1-2027	3.70
Italy Buoni Poliennali del Tesoro, 2.70%, 3-1-2047	3.09
Malaysia, 3.96%, 9-15-2025	3.09
Colombia, 7.50%, 8-26-2026	2.59

Portfolio allocation as of March 31, 2018[6]

[1]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Class R6 shares would be higher. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen International Bond Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through January 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment grade fixed income markets excluding the U.S. dollar denominated debt market. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo International Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2017 to March 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2017	Ending account value 3-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$914.65	$4.92	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.19	1.03%
Class C
Actual	$1,000.00	$911.63	$8.48	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.06	$8.95	1.78%
Class R6
Actual	$1,000.00	$916.45	$3.11	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.69	$3.28	0.65%
Administrator Class
Actual	$1,000.00	$914.88	$4.06	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28	0.85%
Institutional Class
Actual	$1,000.00	$915.36	$3.34	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53	0.70%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo International Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 4.84%

United States: 4.84%
Abbott Laboratories (Health Care, Health Care Equipment & Supplies)	3.40%	11-30-2023	$1,000,000	$992,383
AbbVie Incorporated (Health Care, Biotechnology)	3.20	5-14-2026	900,000	856,082
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	3.15	8-22-2027	1,675,000	1,614,979
Anheuser-Busch InBev Worldwide Incorporated (Consumer Staples, Beverages) %%	4.00	4-13-2028	2,500,000	2,529,295
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	2.90	9-12-2027	1,250,000	1,189,019
AT&T Incorporated (Telecommunication Services, Diversified Telecommunication Services)	3.90	8-14-2027	1,250,000	1,257,767
B.A.T. Capital Corporation (Consumer Staples, Tobacco) 144A	3.56	8-15-2027	2,100,000	2,008,320
Campbell Soup Company (Consumer Staples, Food Products)	3.65	3-15-2023	3,175,000	3,180,387
Coty Incorporated (Consumer Staples, Personal Products) %%144A	4.00	4-15-2023	350,000	432,854
Discovery Communications LLC (Consumer Discretionary, Media)	3.95	3-20-2028	700,000	671,444
Ford Motor Credit Company LLC (Financials, Consumer Finance)	2.46	3-27-2020	1,500,000	1,476,028
Goldman Sachs Group Incorporated (Financials, Capital Markets)	3.75	2-25-2026	1,650,000	1,620,232
Johnson & Johnson (Health Care, Pharmaceuticals)	2.95	3-3-2027	2,000,000	1,943,140
JPMorgan Chase & Company (Financials, Banks)	3.30	4-1-2026	2,575,000	2,488,563
Lowe’s Companies Incorporated (Consumer Discretionary, Specialty Retail)	3.10	5-3-2027	700,000	673,853
Microsoft Corporation (Information Technology, Software)	2.40	8-8-2026	2,000,000	1,861,090
Qualcomm Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	3.25	5-20-2027	1,000,000	949,981

Total Corporate Bonds and Notes (Cost $26,427,691)				25,745,417

Foreign Corporate Bonds and Notes @: 4.83%

Brazil: 0.29%
BRF SA (Consumer Staples, Food Products, BRL) 144A	7.75	5-22-2018	5,137,000	1,529,376

Denmark: 1.91%
Nykredit Realkredit AS (Financials, Thrifts & Mortgage Finance, DKK)	2.50	10-1-2047	35,668,983	6,134,599
Realkredit Danmark AS (Financials, Thrifts & Mortgage Finance, DKK)	2.50	7-1-2047	23,485,314	4,036,349

				10,170,948

France: 0.20%
Casino Guichard Perrachon SA (Consumer Staples, Food & Staples Retailing, EUR)	4.50	3-7-2024	400,000	520,512
Paprec Holding SA (Industrials, Commercial & Professional Service, EUR) 144A	4.00	3-31-2025	425,000	524,981

				1,045,493

Germany: 0.13%
Adler Pelzer Holding Gmbh (Consumer Discretionary, Auto Components, EUR)	4.13	4-1-2024	550,000	684,144

Ireland: 0.30%
GE Capital UK Funding Company (Financials, Capital Markets, GBP)	5.13	5-24-2023	1,000,000	1,598,656

Luxembourg: 0.12%
LSF10 Wolverine Investments SCA (Financials, Diversified Financial Services, EUR) 144A	5.00	3-15-2024	275,000	341,127
Takko Luxembourg 2 SCA (Consumer Discretionary, Textiles, Apparel & Luxury Goods, EUR) 144A	5.38	11-15-2023	250,000	298,384

				639,511

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo International Bond Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Foreign Corporate Bonds and Notes @ (continued)

Mexico: 0.18%
America Movil SAB de CV (Telecommunication Services, Wireless Telecommunication Services, MXN)	7.13%	12-9-2024	7,250,000	$372,394
Nemak SAB de CV (Consumer Discretionary, Auto Components, EUR)	3.25	3-15-2024	225,000	282,718
Petroleos Mexicanos (Energy, Oil, Gas & Consumable Fuels, MXN) 144A	7.19	9-12-2024	6,532,000	323,941

				979,053

Netherlands: 0.25%
CBR Fashion Finance BV (Consumer Discretionary, Textiles, Apparel & Luxury Goods, EUR) 144A	5.13	10-1-2022	250,000	280,703
Constellium NV (Materials, Metals & Mining, EUR) 144A	4.25	2-15-2026	300,000	373,454
Selecta Group BV (Consumer Discretionary, Internet & Direct Marketing Retail, EUR) 144A	5.88	2-1-2024	575,000	699,863

				1,354,020

United Kingdom: 1.21%
CPUK Finance Limited (Financials, Consumer Finance, GBP)	4.25	2-28-2047	250,000	352,726
FirstGroup plc (Industrials, Road & Rail, GBP)	5.25	11-29-2022	700,000	1,108,006
Heathrow Funding Limited (Industrials, Transportation Infrastructure, GBP)	7.13	2-14-2024	1,000,000	1,722,071
Ocado Group plc (Consumer Discretionary, Internet & Direct Marketing Retail, GBP)	4.00	6-15-2024	550,000	764,015
Pinnacle Bidco plc (Financials, Consumer Finance, GBP) 144A	6.38	2-15-2025	200,000	281,286
RAC Bond Company plc (Consumer Discretionary, Automobiles, GBP)	5.00	11-6-2022	800,000	1,058,653
Tesco plc (Consumer Staples, Food & Staples Retailing, GBP)	6.13	2-24-2022	500,000	789,506
Thomas Cook Finance 2 plc (Financials, Diversified Financial Services, EUR) 144A	3.88	7-15-2023	300,000	373,705

				6,449,968

United States: 0.24%
Cemex Finance LLC (Financials, Consumer Finance, EUR)	4.63	6-15-2024	500,000	655,928
Federal-Mogul LLC (Consumer Staples, Auto Components, EUR)	5.00	7-15-2024	500,000	602,920

				1,258,848

Total Foreign Corporate Bonds and Notes (Cost $25,842,407)				25,710,017

Foreign Government Bonds @: 74.49%
Australian Government Bond Series 146 (AUD)	1.75	11-21-2020	29,375,000	22,379,796
Brazil (BRL)	10.00	1-1-2019	15,705,000	4,878,286
Brazil (BRL)	10.00	1-1-2025	40,990,000	12,878,176
Canada (CAD)	0.75	9-1-2020	31,275,000	23,655,489
Canada 144A (CAD)	1.25	12-15-2020	16,375,000	12,467,421
Colombia (COP)	7.00	5-4-2022	12,100,000,000	4,544,297
Colombia (COP)	7.50	8-26-2026	35,850,000,000	13,762,088
France (EUR)	0.50	5-25-2025	6,500,000	8,104,623
Hungary (HUF)	1.75	10-26-2022	485,000,000	1,954,729
India (INR)	7.80	4-11-2021	117,000,000	1,827,965
India (INR)	8.79	11-8-2021	600,000,000	9,656,602
Indonesia (IDR)	7.50	8-15-2032	119,345,000,000	8,896,154
Indonesia (IDR)	8.38	3-15-2024	22,900,000,000	1,817,271
Indonesia (IDR)	8.38	9-15-2026	45,000,000,000	3,607,681
Italy Buoni Poliennali del Tesoro (EUR)	2.20	6-1-2027	15,300,000	19,689,612
Italy Buoni Poliennali del Tesoro 144A (EUR)	2.70	3-1-2047	13,515,000	16,438,088

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo International Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds @ (continued)
Korea Treasury Bond (KRW)	2.00%	3-10-2020	12,290,000,000	$11,501,844
Malaysia (MYR)	3.66	10-15-2020	7,650,000	1,990,519
Malaysia (MYR)	3.90	11-30-2026	21,550,000	5,525,541
Malaysia (MYR)	3.96	9-15-2025	63,575,000	16,432,740
Malaysia (MYR)	4.50	4-15-2030	8,300,000	2,177,057
Mexico (MXN)	5.75	3-5-2026	57,500,000	2,871,837
Mexico (MXN)	7.75	11-13-2042	370,600,000	20,690,610
Mexico (MXN)	8.00	11-7-2047	32,000,000	1,836,427
Mexico (MXN)	10.00	12-5-2024	10,850,000	684,648
New South Wales (AUD)	5.00	8-20-2024	7,750,000	6,761,499
New Zealand (NZD)	4.50	4-15-2027	28,250,000	23,283,680
Norway 144A (NOK)	1.50	2-19-2026	8,000,000	999,157
Norway 144A (NOK)	1.75	2-17-2027	170,975,000	21,625,541
Poland (PLN)	1.50	4-25-2020	72,225,000	21,092,658
Poland (PLN)	2.50	7-25-2027	14,550,000	4,043,898
Province of Ontario (AUD)	6.25	9-29-2020	6,000,000	5,011,147
Queensland Treasury 144A (AUD)	4.00	6-21-2019	8,600,000	6,761,276
Republic of Peru (PEN)	5.70	8-12-2024	5,000,000	1,686,257
Republic of Peru (PEN)	6.35	8-12-2028	23,950,000	8,326,408
Republic of South Africa (ZAR)	7.75	2-28-2023	106,481,000	9,136,387
Republic of South Africa (ZAR)	8.75	2-28-2048	62,300,000	5,202,389
Republic of South Africa (ZAR)	8.75	2-28-2048	48,500,000	4,050,014
Republic of South Africa (ZAR)	10.50	12-21-2026	21,650,000	2,114,024
Romania (RON)	5.75	4-29-2020	14,000,000	3,902,531
Singapore (SGD)	2.88	9-1-2030	12,050,000	9,599,378
Singapore (SGD)	3.00	9-1-2024	16,840,000	13,466,606
Thailand (THB)	3.85	12-12-2025	385,025,000	13,647,332
Turkey (TRY)	8.70	7-11-2018	3,500,000	875,865
Turkey (TRY)	9.40	7-8-2020	3,500,000	814,387
Turkey (TRY)	10.70	2-17-2021	4,000,000	942,894
Turkey (TRY)	11.00	2-24-2027	1,900,000	443,540
United Kingdom Gilt Bonds (GBP)	1.25	7-22-2027	1,725,000	2,390,447

Total Foreign Government Bonds (Cost $378,012,055)				396,446,816

U.S. Treasury Securities: 9.15%
U.S. Treasury Bond	2.75	11-15-2047	$7,450,000	7,106,322
U.S. Treasury Bond	3.00	11-15-2045	5,700,000	5,719,932
U.S. Treasury Note	1.75	11-15-2020	22,800,000	22,441,025
U.S. Treasury Note	2.00	4-30-2024	12,075,000	11,628,185
U.S. Treasury Note	2.25	11-15-2027	1,900,000	1,818,623

Total U.S. Treasury Securities (Cost $49,108,056)				48,714,087

Yankee Corporate Bonds and Notes: 3.63%

Canada: 0.29%
Alimentation Couche-Tard Incorporated (Consumer Staples, Food & Staples Retailing)	3.55	7-26-2027	1,600,000	1,535,712

Cayman Islands: 0.11%
UPCB Finance IV Limited (Financials, Diversified Financial Services)	5.38	1-15-2025	600,000	579,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo International Bond Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

France: 0.35%
Danone SA (Consumer Staples, Food Products) 144A	2.95%	11-2-2026	$2,000,000	$1,856,207

Ireland: 0.19%
Ardagh Packaging Finance plc (Financials, Diversified Financial Services)	4.63	5-15-2023	1,000,000	1,003,750

Luxembourg: 0.28%
Actavis Funding SCS (Health Care, Pharmaceuticals)	3.45	3-15-2022	1,500,000	1,486,758

Netherlands: 1.10%
Mubadala Development Company (Energy, Oil, Gas & Consumable Fuels)	5.50	4-20-2021	1,700,000	1,802,000
Myriad International Holdings BV (Consumer Discretionary, Media)	6.00	7-18-2020	1,950,000	2,050,214
Siemens Financieringsmat Company (Financials, Diversified Financial Services) 144A	2.35	10-15-2026	2,200,000	2,011,327

				5,863,541

Spain: 0.14%
Telefonica Emisiones SAU (Telecommunication Services, Diversified Telecommunication Services)	4.10	3-8-2027	750,000	748,745

Switzerland: 0.45%
Credit Suisse Group Funding Limited (Financials, Banks)	3.80	9-15-2022	2,400,000	2,416,017

United Kingdom: 0.72%
BP Capital Markets plc (Financials, Capital Markets)	3.22	4-14-2024	1,625,000	1,602,930
International Game Technology plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	6.25	2-15-2022	1,000,000	1,047,500
Jaguar Land Rover Automobiles plc (Consumer Discretionary, Automobiles)	3.50	3-15-2020	1,200,000	1,192,500

				3,842,930

Total Yankee Corporate Bonds and Notes (Cost $19,553,915)				19,332,660

	Yield		Shares
Short-Term Investments: 1.88%

Investment Companies: 1.88%
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.54		9,981,687	9,981,687

Total Short-Term Investments (Cost $9,981,687)				9,981,687

Total investments in securities (Cost $508,925,811)	98.82%	525,930,684
Other assets and liabilities, net	1.18	6,256,337

Total net assets	100.00%	$532,187,021

%%	The security is issued on a when-issued basis.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

@	Foreign bond principal is denominated in the local currency of the issuer.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo International Bond Fund	11

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty¤¤	Settlement date	Unrealized gains	Unrealized losses
129,550,000,000 IDR	9,421,818 USD	State Street Bank	4-9-2018	$0	$(16,661)
1,446,858 USD	19,950,000,000 IDR	State Street Bank	4-9-2018	0	(1,486)
8,117,617 USD	109,600,000,000 IDR	State Street Bank	4-9-2018	160,802	0
1,476,756,000 JPY	18,000,000 SGD	State Street Bank	4-12-2018	0	(256,655)
739,972,800 JPY	216,000,000 THB	State Street Bank	4-12-2018	0	(157,693)
5,414,875 USD	170,000,000 THB	State Street Bank	4-12-2018	0	(23,218)
739,972,800 JPY	216,000,000 THB	State Street Bank	4-12-2018	206,231	0
1,476,756,000 JPY	18,000,000 SGD	State Street Bank	4-12-2018	411,573	0
5,785,376 USD	7,700,000 SGD	State Street Bank	4-16-2018	0	(89,100)
3,291,149 USD	4,335,000 SGD	State Street Bank	4-16-2018	0	(16,104)
1,730,319 USD	21,525,000 ZAR	State Street Bank	4-18-2018	0	(84,190)
4,750,000 PLN	1,389,885 USD	State Street Bank	4-18-2018	0	(2,090)
13,400,000 ZAR	1,111,420 USD	State Street Bank	4-18-2018	18,170	0
1,146,844 USD	36,000,000 THB	State Street Bank	4-19-2018	0	(5,016)
3,6000,000 THB	1,128,615 USD	State Street Bank	4-19-2018	23,245	0
9,550,000 EUR	11,913,491 USD	State Street Bank	4-24-2018	0	(146,017)
1,250,000,000 JPY	9,603,336 EUR	State Street Bank	4-24-2018	0	(71,256)
26,000,000 EUR	32,041,620 USD	State Street Bank	4-24-2018	0	(4,517)
1,250,000,000 JPY	9,603,336 EUR	State Street Bank	4-24-2018	0	(382)
8,439,210 USD	27,300,000 PEN	State Street Bank	4-25-2018	0	(16,394)
14,205,812 USD	17,525,000 CAD	State Street Bank	4-25-2018	596,979	0
20,029,867 USD	25,350,000 CAD	State Street Bank	4-25-2018	344,622	0
3,316,138 USD	4,260,000 CAD	State Street Bank	4-25-2018	8,085	0
19,888,898 USD	27,450,000 NZD	State Street Bank	5-14-2018	53,373	0
3,393,985 USD	4,660,000 NZD	State Street Bank	5-14-2018	26,643	0
6,195,000,000 JPY	57,945,882 USD	State Street Bank	5-15-2018	419,304	0
30,587,180 USD	38,600,000 AUD	State Street Bank	5-21-2018	938,804	0
11,959,873 USD	15,175,000 AUD	State Street Bank	5-21-2018	304,067	0
41,250,000 BRL	12,555,167 USD	State Street Bank	5-22-2018	0	(109,950)
3,650,000 BRL	1,117,575 USD	State Street Bank	5-22-2018	0	(16,362)
1,048,630 USD	3,600,000 PLN	State Street Bank	5-22-2018	0	(3,832)
20,697,411 USD	69,475,000 PLN	State Street Bank	5-22-2018	386,354	0
1,112,873 USD	3,650,000 BRL	State Street Bank	5-22-2018	11,660	0
12,576,986 USD	41,250,000 BRL	State Street Bank	5-22-2018	131,770	0
11,079,309 USD	12,000,000,000 KRW	State Street Bank	5-29-2018	0	(200,741)
17,050,000 EUR	21,245,800 USD	State Street Bank	5-29-2018	0	(184,270)
12,270,000 EUR	15,174,837 USD	State Street Bank	5-29-2018	0	(17,947)
1,000,000 USD	3,925,000 MYR	State Street Bank	6-1-2018	0	(12,810)
9,756,910 USD	644,200,000 INR	State Street Bank	6-6-2018	0	(45,124)
1,250,000,000 JPY	8,492,459 GBP	State Street Bank	6-13-2018	0	(187,191)
12,010,102 USD	8,575,000 GBP	State Street Bank	6-13-2018	0	(55,165)
1,250,000,000 JPY	8,492,459 GBP	State Street Bank	6-13-2018	40,056	0

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo International Bond Fund	Portfolio of investments—March 31, 2018 (unaudited)

Currency to be received	Currency to be delivered	Counterparty¤¤	Settlement date	Unrealized gains	Unrealized losses
15,035,000 GBP	20,862,205 USD	State Street Bank	6-13-2018	$292,464	$0
2,075,000,000 JPY	19,676,826 USD	State Street Bank	6-18-2018	0	(78,155)
44,300,000 EUR	55,123,996 USD	State Street Bank	6-19-2018	0	(309,767)
4,930,000,000 JPY	46,936,423 USD	State Street Bank	6-20-2018	0	(364,872)
8,879,382 USD	122,975,000,000 IDR	State Street Bank	7-3-2018	11,206	0

				$4,385,408	$(2,476,965)

¤¤	Transactions can only be closed with the originating counterparty.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	11,375,401	146,093,144	147,486,858	9,981,687	$0	$0	$100,597	$9,981,687	1.88%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2018 (unaudited)	Wells Fargo International Bond Fund	13

Assets
Investments in unaffiliated securities, at value (cost $498,944,124)	$515,948,997
Investments in affiliated securities, at value (cost $9,981,687)	9,981,687
Cash	12,612
Foreign currency, at value (cost $1,410,763)	1,396,314
Receivable for Fund shares sold	688,408
Receivable for interest	5,529,137
Unrealized gains on forward foreign currency contracts	4,385,408
Prepaid expenses and other assets	444,864

Total assets	538,387,427

Liabilities
Payable for investments purchased	2,918,695
Unrealized losses on forward foreign currency contracts	2,476,965
Payable for Fund shares redeemed	396,361
Management fee payable	272,143
Administration fees payable	40,744
Distribution fee payable	2,065
Accrued expenses and other liabilities	93,433

Total liabilities	6,200,406

Total net assets	$532,187,021

NET ASSETS CONSIST OF
Paid-in capital	$535,051,079
Overdistributed net investment income	(19,867,466)
Accumulated net realized losses on investments	(1,969,166)
Net unrealized gains on investments	18,972,574

Total net assets	$532,187,021

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$65,157,882
Shares outstanding – Class A1	6,108,559
Net asset value per share – Class A	$10.67
Maximum offering price per share – Class A2	$11.17
Net assets – Class C	$3,156,484
Shares outstanding – Class C1	306,417
Net asset value per share – Class C	$10.30
Net assets – Class R6	$60,037,960
Shares outstanding – Class R6[1]	5,542,357
Net asset value per share – Class R6	$10.83
Net assets – Administrator Class	$38,183,555
Shares outstanding – Administrator Class[1]	3,561,317
Net asset value per share – Administrator Class	$10.72
Net assets – Institutional Class	$365,651,140
Shares outstanding – Institutional Class[1]	33,842,312
Net asset value per share – Institutional Class	$10.80

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo International Bond Fund	Statement of operations—six months ended March 31, 2018 (unaudited)

Investment income
Interest (net of foreign interest withholding taxes of $231,359)	$9,891,850
Income from affiliated securities	100,597

Total investment income	9,992,447

Expenses
Management fee	1,640,099
Administration fees
Class A	53,125
Class C	2,588
Class R6	4,937
Administrator Class	19,140
Institutional Class	163,183
Shareholder servicing fees
Class A	83,008
Class C	4,044
Administrator Class	47,849
Distribution fee
Class C	12,133
Custody and accounting fees	17,214
Professional fees	43,087
Registration fees	191
Shareholder report expenses	229
Trustees’ fees and expenses	346
Interest expense	2,204
Other fees and expenses	9,570

Total expenses	2,102,947
Less: Fee waivers and/or expense reimbursements	(33,286)

Net expenses	2,069,661

Net investment income	7,922,786

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	4,042,466
Forward foreign currency contracts	1,598,428

Net realized gains on investments	5,640,894

Net change in unrealized gains (losses) on:
Unaffiliated securities	1,272,342
Forward foreign currency contracts	2,942,191

Net change in unrealized gains (losses) on investments	4,214,533

Net realized and unrealized gains (losses) on investments	9,855,427

Net increase in net assets resulting from operations	$17,778,213

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo International Bond Fund	15

	Six months ended March 31, 2018 (unaudited)		Year ended September 30, 2017

Operations
Net investment income		$7,922,786		$17,183,145
Net realized gains (losses) on investments		5,640,894		(51,051,565)
Net change in unrealized gains (losses) on investments		4,214,533		12,848,373

Net increase (decrease) in net assets resulting from operations		17,778,213		(21,020,047)

Distributions to shareholders from
Net realized gains
Class A		0		(739,477)
Class C		0		(73,043)
Class R6		0		(164,164)
Administrator Class		0		(631,824)
Institutional Class		0		(7,408,479)

Total distributions to shareholders		0		(9,016,987)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	695,390	7,195,910	4,929,121	48,322,926
Class C	1,980	19,935	13,816	133,569
Class R6	3,217,772	34,511,663	2,528,781	26,142,193
Administrator Class	633,078	6,580,405	2,445,180	24,089,253
Institutional Class	4,429,072	46,724,354	11,245,776	111,148,970

		95,032,267		209,836,911

Reinvestment of distributions
Class A	0	0	77,736	729,940
Class C	0	0	7,033	64,420
Class R6	0	0	17,299	164,164
Administrator Class	0	0	66,753	628,812
Institutional Class	0	0	690,923	6,543,042

		0		8,130,378

Payment for shares redeemed
Class A	(1,364,552)	(14,145,433)	(3,279,695)	(32,478,821)
Class B	N/A	N/A	(16,076)[1]	(153,471)[1]
Class C	(45,060)	(449,719)	(195,882)	(1,864,728)
Class R6	(629,996)	(6,647,448)	(740,812)	(7,302,744)
Administrator Class	(1,035,544)	(10,777,437)	(3,255,355)	(32,370,616)
Institutional Class	(13,153,869)	(137,790,604)	(20,326,950)	(201,196,349)

		(169,810,641)		(275,366,729)

Net decrease in net assets resulting from capital share transactions		(74,778,374)		(57,399,440)

Total decrease in net assets		(57,000,161)		(87,436,474)

Net assets
Beginning of period		589,187,182		676,623,656

End of period		$532,187,021		$589,187,182

Overdistributed net investment income		$(19,867,466)		$(27,790,252)

[1]	For the period from October 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo International Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30		Year ended October 31
CLASS A		2017	2016[1]	2015	2014	2013	2012
Net asset value, beginning of period	$10.31	$10.77	$9.74	$10.84	$11.32	$11.83	$11.85
Net investment income	0.14 [2]	0.26 [2]	0.24 [2]	0.31 [2]	0.37 [2]	0.36 [2]	0.33 [2]
Net realized and unrealized gains (losses) on investments	0.22	(0.57)	0.85	(1.33)	(0.34)	(0.73)	0.08

Total from investment operations	0.36	(0.31)	1.09	(1.02)	0.03	(0.37)	0.41
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.05)	(0.12)	(0.02)	(0.29)
Net realized gains	0.00	(0.15)	(0.06)	(0.03)	(0.39)	(0.12)	(0.14)

Total distributions to shareholders	0.00	(0.15)	(0.06)	(0.08)	(0.51)	(0.14)	(0.43)
Net asset value, end of period	$10.67	$10.31	$10.77	$9.74	$10.84	$11.32	$11.83
Total return[3]	3.49%	(2.78)%	11.24%	(9.50)%	0.26%	(3.18)%	3.66%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.03%	1.08%	1.06%	1.05%	1.05%	1.04%
Net expenses	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%
Net investment income	2.61%	2.61%	2.64%	3.07%	3.29%	2.93%	2.88%
Supplemental data
Portfolio turnover rate	58%	68%	96%	136%	103%	129%	79%
Net assets, end of period (000s omitted)	$65,158	$69,885	$54,399	$79,727	$102,624	$113,846	$139,600

[1]	For the eleven months ended September 30, 2016. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2016.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo International Bond Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30		Year ended October 31
CLASS C		2017	2016[1]	2015	2014	2013	2012
Net asset value, beginning of period	$10.00	$10.52	$9.58	$10.70	$11.19	$11.76	$11.81
Net investment income	0.09 [2]	0.18 [2]	0.17 [2]	0.23 [2]	0.28 [2]	0.26 [2]	0.24 [2]
Net realized and unrealized gains (losses) on investments	0.21	(0.55)	0.83	(1.32)	(0.34)	(0.71)	0.08

Total from investment operations	0.30	(0.37)	1.00	(1.09)	(0.06)	(0.45)	0.32
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.04)	(0.00)[3]	(0.23)
Net realized gains	0.00	(0.15)	(0.06)	(0.03)	(0.39)	(0.12)	(0.14)

Total distributions to shareholders	0.00	(0.15)	(0.06)	(0.03)	(0.43)	(0.12)	(0.37)
Net asset value, end of period	$10.30	$10.00	$10.52	$9.58	$10.70	$11.19	$11.76
Total return[4]	3.00%	(3.43)%	10.49%	(10.21)%	(0.52)%	(3.84)%	2.86%
Ratios to average net assets (annualized)
Gross expenses	1.78%	1.78%	1.83%	1.81%	1.80%	1.80%	1.79%
Net expenses	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%
Net investment income	1.86%	1.88%	1.86%	2.33%	2.54%	2.15%	2.12%
Supplemental data
Portfolio turnover rate	58%	68%	96%	136%	103%	129%	79%
Net assets, end of period (000s omitted)	$3,156	$3,493	$5,520	$6,895	$11,597	$16,097	$23,448

[1]	For the eleven months ended September 30, 2016. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2016.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo International Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30		Year ended October 31
CLASS R6		2017	2016[1]	2015	2014	2013[2]
Net asset value, beginning of period	$10.45	$10.88	$9.80	$10.88	$11.36	$11.80
Net investment income	0.17 [3]	0.30 [3]	0.28 [3]	0.35 [3]	0.42 [3]	0.39 [3]
Net realized and unrealized gains (losses) on investments	0.21	(0.58)	0.86	(1.34)	(0.35)	(0.69)

Total from investment operations	0.38	(0.28)	1.14	(0.99)	0.07	(0.30)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.06)	(0.16)	(0.02)
Net realized gains	0.00	(0.15)	(0.06)	(0.03)	(0.39)	(0.12)

Total distributions to shareholders	0.00	(0.15)	(0.06)	(0.09)	(0.55)	(0.14)
Net asset value, end of period	$10.83	$10.45	$10.88	$9.80	$10.88	$11.36
Total return[4]	3.64%	(2.48)%	11.69%	(9.18)%	0.60%	(2.52)%
Ratios to average net assets (annualized)
Gross expenses	0.66%	0.65%	0.70%	0.68%	0.67%	0.68%
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	2.98%	3.01%	3.00%	3.46%	3.64%	3.70%
Supplemental data
Portfolio turnover rate	58%	68%	96%	136%	103%	129%
Net assets, end of period (000s omitted)	$60,038	$30,876	$12,501	$13,152	$5,729	$2,433

[1]	For the eleven months ended September 30, 2016. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2016.

[2]	For the period from November 30, 2012 (commencement of class operations) to October 31, 2013

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo International Bond Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30		Year ended October 31
ADMINISTRATOR CLASS		2017	2016[1]	2015	2014	2013	2012
Net asset value, beginning of period	$10.36	$10.80	$9.75	$10.84	$11.32	$11.81	$11.83
Net investment income	0.15 [2]	0.28 [2]	0.26 [2]	0.33 [2]	0.39 [2]	0.36 [2]	0.35 [2]
Net realized and unrealized gains (losses) on investments	0.21	(0.57)	0.85	(1.34)	(0.34)	(0.71)	0.08

Total from investment operations	0.36	(0.29)	1.11	(1.01)	0.05	(0.35)	0.43
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.05)	(0.14)	(0.02)	(0.31)
Net realized gains	0.00	(0.15)	(0.06)	(0.03)	(0.39)	(0.12)	(0.14)

Total distributions to shareholders	0.00	(0.15)	(0.06)	(0.08)	(0.53)	(0.14)	(0.45)
Net asset value, end of period	$10.72	$10.36	$10.80	$9.75	$10.84	$11.32	$11.81
Total return[3]	3.47%	(2.59)%	11.44%	(9.36)%	0.43%	(2.98)%	3.89%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.97%	1.02%	0.99%	0.99%	0.99%	0.97%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	2.79%	2.80%	2.85%	3.26%	3.47%	3.15%	3.04%
Supplemental data
Portfolio turnover rate	58%	68%	96%	136%	103%	129%	79%
Net assets, end of period (000s omitted)	$38,184	$41,045	$50,825	$266,849	$359,383	$334,778	$294,330

[1]	For the eleven months ended September 30, 2016. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2016.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo International Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30		Year ended October 31
INSTITUTIONAL CLASS		2017	2016[1]	2015	2014	2013	2012
Net asset value, beginning of period	$10.43	$10.86	$9.79	$10.87	$11.35	$11.82	$11.84
Net investment income	0.16 [2]	0.29 [2]	0.27 [2]	0.35 [2]	0.41 [2]	0.37	0.36
Net realized and unrealized gains (losses) on investments	0.21	(0.57)	0.86	(1.34)	(0.35)	(0.70)	0.09

Total from investment operations	0.37	(0.28)	1.13	(0.99)	0.06	(0.33)	0.45
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.06)	(0.15)	(0.02)	(0.33)
Net realized gains	0.00	(0.15)	(0.06)	(0.03)	(0.39)	(0.12)	(0.14)

Total distributions to shareholders	0.00	(0.15)	(0.06)	(0.09)	(0.54)	(0.14)	(0.47)
Net asset value, end of period	$10.80	$10.43	$10.86	$9.79	$10.87	$11.35	$11.82
Total return[3]	3.64%	(2.48)%	11.60%	(9.20)%	0.55%	(2.78)%	3.99%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.70%	0.75%	0.73%	0.72%	0.72%	0.71%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.71%
Net investment income	2.94%	2.96%	2.95%	3.41%	3.62%	3.26%	3.19%
Supplemental data
Portfolio turnover rate	58%	68%	96%	136%	103%	129%	79%
Net assets, end of period (000s omitted)	$365,651	$443,888	$553,208	$689,964	$832,072	$1,115,163	$1,270,164

[1]	For the eleven months ended September 30, 2016. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2016.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo International Bond Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo International Bond Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund . The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of

22	Wells Fargo International Bond Fund	Notes to financial statements (unaudited)

dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to financial statements (unaudited)	Wells Fargo International Bond Fund	23

As of March 31, 2018, the aggregate cost of all investments for federal income tax purposes was $509,289,588 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$31,798,268
Gross unrealized losses	(13,248,729)
Net unrealized gains	$18,549,539

As of September 30, 2017, the Fund had capital loss carryforwards which consist of $29,235 in short-term capital losses and $41,293 in long-term capital losses.

As of September 30, 2017, the Fund had current year net deferred post-October capital losses consisting of $34,518,088 in short-term losses which was recognized on the first day of the current fiscal year.

As of September 30, 2017, the Fund had current year deferred post-October capital losses and a qualified late-year ordinary loss which were recognized on the first day of the current fiscal year in the following amounts:

Deferred post-October capital losses		Late-year ordinary losses deferred
Short-term	Long-term
$(5,760,133)	$(1,243,623)	$(27,514,332)

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

24	Wells Fargo International Bond Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Corporate bonds and notes	$0	$25,745,417	$0	$25,745,417

Foreign corporate bonds and notes	0	25,710,017	0	25,710,017

Foreign government bonds	0	396,446,816	0	396,446,816

U.S. Treasury securities	48,714,087	0	0	48,714,087

Yankee corporate bonds and notes	0	19,332,660	0	19,332,660

Short-term investments
Investment companies	9,981,687	0	0	9,981,687
	58,695,774	467,234,910	0	525,930,684
Forward foreign currency contracts	0	4,385,408	0	4,385,408
Total assets	$58,695,774	$471,620,318	$0	$530,316,092
Liabilities
Forward foreign currency contracts	$0	$2,476,965	$0	$2,476,965
Total liabilities	$0	$2,476,965	$0	$2,476,965

Forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.60% and declining to 0.48% as the average daily net assets of the Fund increase. For the six months ended March 31, 2018, the management fee was equivalent to an annual rate of 0.60% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Fargo Asset Management (International), LLC (formerly, First International Advisors LLC), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account

Notes to financial statements (unaudited)	Wells Fargo International Bond Fund	25

servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.03% for Class A shares, 1.78% for Class C shares, 0.65% for Class R6 shares, 0.85% for Administrator Class shares, and 0.70% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2018, Funds Distributor received $190 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares six months ended March 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2018 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$62,517,545	$239,721,948	$70,343,679	$291,982,954

6. DERIVATIVE TRANSACTIONS

During the six months ended March 31, 2018, the Fund entered into forward foreign currency contracts for economic hedging purposes. The Fund had average contract amounts of $367,989,426 and $237,541,995 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended March 31, 2018.

26	Wells Fargo International Bond Fund	Notes to financial statements (unaudited)

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
State Street Bank	$4,385,408	$(2,476,965)	$0	$1,908,443

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
State Street Bank	$2,476,965	$(2,476,965)	$0	$0

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

During the six months ended March 31, 2018, the Fund had average borrowings outstanding of $80,733 (on an annualized basis) at an average rate of 2.73% and paid interest in the amount of $2,204.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo International Bond Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo International Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo International Bond Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

30	Wells Fargo International Bond Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
C. David Messman** (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

**	David Messman was the Secretary and Chief Legal Officer until April 16, 2018.

List of abbreviations	Wells Fargo International Bond Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309993 05-18 SA235/SAR235 03-18

Semi-Annual Report

March 31, 2018

Wells Fargo
Strategic Income Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Strategic Income Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

During the last quarter of 2017, investors enjoyed consistently rising equity values globally.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Strategic Income Fund for the six-month period that ended March 31, 2018. During the last quarter of 2017, investors enjoyed consistently rising equity values globally. During the final two months of the first quarter of 2018, market volatility returned and equity markets reversed their year-to-date gains.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 5.84% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 3.76%. Emerging market stocks, as measured by the MSCI EM Index (Net),3 added 8.96%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 1.08% and the Bloomberg Barclays Municipal Bond Index5 lost 0.37% while fixed-income investments outside the U.S. gained 5.31%, according to the Bloomberg Barclays Global Aggregate ex-USD Index.6 The ICE BofAML U.S. High Yield Index7 fell 0.51% during the period.

During the last three months of 2017, stocks advanced on synchronized global growth, which led to higher investor and consumer confidence. The first quarter of 2018 began with strong stock market gains in January. A strong January 2018 U.S. employment report and inflation concerns prompted equity volatility in February. Investor optimism for growth was supplanted with concerns over trade tensions, increased interest rates, and the prospect of new data privacy regulations.

Reactions to U.S. interest rate increases were uneven across the yield curve and globally.

The U.S. Federal Reserve (Fed) increased the federal funds rate twice during the six-month period for a combined 50 basis points (bps; 100 bps equals 1.00%). Internationally, central banks maintained low interest rates and accommodative monetary policies that supported business activity and stock values in foreign markets. A weaker U.S. dollar was generally supportive of business activity in regions around the globe. The Bank of Japan continued its accommodative monetary policies, and industrial production, retail sales, and fixed asset investment increased in China.

Globally, stocks moved higher during the last quarter of 2017. Low inflation and interest rates supported accelerating global economic growth and corporate earnings. Brief episodes of geopolitical tensions, often associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding U.S. trade policies, did not discourage investing activity.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[7]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo Strategic Income Fund	3

Fed officials announced in October 2017 plans to begin unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattened yield curve persisted. The Fed raised the federal funds rate target to a range of 1.25% to 1.50% in December 2017 and began selling bonds held in its portfolio.

Positive economic and market news continued as 2017 closed and 2018 began.

In January 2018, fourth-quarter 2017 U.S. gross domestic product was reported to be growing at a reported 3.2% annual rate. The unemployment rate fell to a 17-year low of 4.1%. Tax reform passed and wage growth data improved, encouraging increased business and consumer spending.

Improving business and economic data globally continued to support stocks through January 2018. Political wrangling in the U.S. over budget resolutions could not dissuade investors from buying stocks as payrolls and factory orders increased. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Investor sentiment shifted in February as inflation concerns emerged in the U.S. when readings from the Producer Price Index in January rose 2.5% year over year. During February, the U.S. market endured a loss from January’s high of nearly 12% before recovering much of that loss. The Fed raised the federal funds rate in March 2018. Bond yields rose across the yield curve.

During January 2018, purchasing managers’ indices in China, the eurozone, India, and Japan reported data for December that indicated continued growth. Despite positive economic signals and business fundamentals, international stock values fell during February and March 2018, swept up in the selling momentum in U.S. markets.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

During February, the U.S. market endured a loss from January’s high of nearly 12% before recovering much of that loss.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Strategic Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of a high level of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

Wells Capital Management Incorporated

Wells Fargo Asset Management (International), LLC

Portfolio managers

Niklas Nordenfelt, CFA®

Tony Norris

Alex Perrin

Thomas M. Price, CFA®

Scott M. Smith, CFA®

Noah Wise, CFA®

Average annual total returns (%) as of March 31, 2018

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception	Gross	Net[2]
Class A (WSIAX)	1-31-2013	0.47	1.13	0.96	4.65	1.95	1.77	1.74	0.91
Class C (WSICX)	1-31-2013	2.98	1.22	1.03	3.98	1.22	1.03	2.49	1.66
Administrator Class (WSIDX)	1-31-2013	–	–	–	4.91	2.08	1.90	1.68	0.76
Institutional Class (WSINX)	1-31-2013	–	–	–	5.11	2.28	2.10	1.41	0.61
Bloomberg Barclays U.S. Universal Bond Index[3]	–	–	–	–	1.52	2.19	2.24	–	–
ICE BofAML 3-Month LIBOR Constant Maturity Index[4]	–	–	–	–	1.21	0.55	0.55	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. Loans are subject to risks similar to those associated with other below investment- grade bond investments, such as credit risk (for example, risk of issuer default), below-investment-grade bond risk (for example, risk of greater volatility in value), and risk that the loan may become illiquid or difficult to price. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to mortgage- and asset-backed securities risk, regulatory risk, and geographic risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Strategic Income Fund	5

Ten largest holdings (%) as of March 31, 2018[5]
U.S. Treasury Note, 1.25%, 8-31-2019	5.75
CIFC Funding Limited Series 2018-1A Class B, 3.56%, 4-18-2031	1.88
Wind River CLO Limited Series 2014-1A Class B2R, 3.28%, 4-18-2026	1.69
Malaysia, 3.88%, 3-10-2022	1.49
Poland, 2.50%, 7-25-2027	1.47
Indonesia, 7.88%, 4-15-2019	1.32
BlueMountain CLO Limited Series 2015-3A Class A1R, 1.00%, 4-20-2031	1.32
SoFi Consumer Loan Program Trust Series 2018-1 Class C, 3.97%, 2-25-2027	1.31
DRB Prime Student Loan Trust Series 2017-C Class C, 3.29%, 11-25-2042	1.29
Avis Budget Rental Car Funding LLC Series 2017-1A Class C, 4.15%, 9-20-2023	1.21

Portfolio allocation as of March 31, 2018[6]

[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]	The manager has contractually committed through January 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.90% for Class A, 1.65% for Class C, 0.75% for Administrator Class, and 0.60% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	The Bloomberg Barclays U.S. Universal Bond Index is an unmanaged market-value-weighted performance benchmark for the U.S. dollar–denominated bond market, which includes investment-grade, high-yield, and emerging markets debt securities with maturities of one year or more. You cannot invest directly in an index.

[4]	The ICE BofAML 3-Month LIBOR Constant Maturity Index is based on the assumed purchase of a synthetic instrument having 3 months to maturity and with a coupon equal to the closing quote for 3-Month LIBOR. That issue is sold the following day (priced at a yield equal to the current day closing 3-Month LIBOR rate) and is rolled into a new 3-month instrument. The index, therefore, will always have a constant maturity equal to exactly 3 months. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Strategic Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2017 to March 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2017	Ending account value 3-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,025.56	$4.55	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53	0.90%
Class C
Actual	$1,000.00	$1,021.66	$8.32	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.70	$8.30	1.65%
Administrator Class
Actual	$1,000.00	$1,023.38	$3.78	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78	0.75%
Institutional Class
Actual	$1,000.00	$1,027.54	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	$3.02	0.60%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Strategic Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities: 10.59%
AmeriCredit Automobile Receivables Trust Series 2015-4 Class D	3.72%	12-8-2021	$300,000	$303,603
Ascentium Equipment Receivables LLC Series 2016-1A Class B 144A	2.85	7-10-2020	400,000	400,302
Avis Budget Rental Car Funding LLC Series 2017-1A Class C 144A	4.15	9-20-2023	650,000	644,967
Chesapeake Funding II LLC Series 2017-4A Class D 144A	3.26	11-15-2029	400,000	393,452
Coinstar Funding LLC Series 2017-1A Class A2 144A	5.22	4-25-2047	496,250	509,672
Conn Funding II LP Series 2017-A Class A 144A	2.73	7-15-2019	16,001	16,000
Dell Equipment Finance Trust Series 2017-2 Class D 144A	3.27	10-23-2023	400,000	398,246
DRB Prime Student Loan Trust Series 2017-C Class C 144A	3.29	11-25-2042	700,000	684,909
SMB Private Education Loan Trust Series 2015-C Class C 144A	4.50	9-17-2046	290,000	292,668
SoFi Consumer Loan Program Trust Series 2016-3A 144A	3.05	12-26-2025	296,408	296,168
SoFi Consumer Loan Program Trust Series 2018-1 Class C 144A	3.97	2-25-2027	700,000	698,378
SoFi Professional Loan Program LLC Series 2016-A Class A2 144A	2.76	12-26-2036	245,124	242,967
SoFi Professional Loan Program LLC Series 2017-E Class B 144A	3.49	11-26-2040	300,000	295,671
Store Master Funding LLC Series 2014-1A ClassA2 144A	5.00	4-20-2044	98,083	101,144
Tesla Auto Lease Trust Series 2018-A Class E 144A	4.94	3-22-2021	350,000	350,543

Total Asset-Backed Securities (Cost $5,299,652)				5,628,690

Corporate Bonds and Notes: 20.85%

Consumer Discretionary: 4.29%

Auto Components: 0.09%
Allison Transmission Incorporated 144A	5.00	10-1-2024	50,000	49,563

Automobiles: 0.31%
Ford Motor Company	7.45	7-16-2031	135,000	163,302

Distributors: 0.19%
LKQ Corporation	4.75	5-15-2023	100,000	99,500

Media: 2.82%
Altice US Finance I Corporation 144A	5.50	5-15-2026	125,000	121,875
CCO Holdings LLC 144A	5.13	5-1-2023	35,000	35,044
CCO Holdings LLC	5.25	9-30-2022	50,000	50,751
CCO Holdings LLC 144A	5.38	5-1-2025	150,000	147,750
Charter Communications Operating LLC	4.91	7-23-2025	200,000	204,275
Cox Communications Incorporated 144A	3.50	8-15-2027	200,000	190,673
Discovery Communications LLC	3.80	3-13-2024	100,000	98,776
Gray Television Incorporated 144A	5.13	10-15-2024	50,000	48,375
Gray Television Incorporated 144A	5.88	7-15-2026	50,000	48,625
National CineMedia LLC	6.00	4-15-2022	75,000	75,750
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	50,000	51,360
Nielsen Finance LLC 144A	5.00	4-15-2022	75,000	74,942
Salem Media Group Incorporated 144A	6.75	6-1-2024	100,000	95,750
Time Warner Cable Incorporated	3.80	2-15-2027	265,000	256,044

				1,499,990

Multiline Retail: 0.18%
Nordstrom Incorporated	5.00	1-15-2044	100,000	93,808

Specialty Retail: 0.61%
Asbury Automotive Group Incorporated	6.00	12-15-2024	75,000	76,313
Group 1 Automotive Incorporated	5.00	6-1-2022	50,000	50,390
Lithia Motors Incorporated 144A	5.25	8-1-2025	75,000	75,188

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Strategic Income Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail (continued)
Penske Auto Group Incorporated	5.75%	10-1-2022	$50,000	$51,250
Sonic Automotive Incorporated	5.00	5-15-2023	75,000	71,250

				324,391

Textiles, Apparel & Luxury Goods: 0.09%
Wolverine World Wide Incorporated 144A	5.00	9-1-2026	50,000	48,750

Energy: 3.16%

Energy Equipment & Services: 0.77%
Bristow Group Incorporated 144A	8.75	3-1-2023	25,000	25,250
Era Group Incorporated	7.75	12-15-2022	40,000	39,200
Hilcorp Energy Company 144A	5.75	10-1-2025	75,000	74,250
Hornbeck Offshore Services Incorporated	1.50	9-1-2019	25,000	19,344
NGPL PipeCo LLC 144A	7.77	12-15-2037	150,000	181,500
PHI Incorporated	5.25	3-15-2019	70,000	68,605

				408,149

Oil, Gas & Consumable Fuels: 2.39%
Cheniere Energy Incorporated 144A	5.25	10-1-2025	100,000	98,625
Exterran Partners LP	6.00	4-1-2021	50,000	50,063
Murphy Oil Corporation	5.75	8-15-2025	5,000	4,925
Phillips 66	4.88	11-15-2044	250,000	266,133
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	200,000	230,676
Rose Rock Midstream LP	5.63	11-15-2023	100,000	94,500
Semgroup Corporation	7.25	3-15-2026	25,000	24,938
Sunoco Logistics Partner LP	5.40	10-1-2047	250,000	237,789
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	175,000	178,063
Ultra Resources Incorporated 144A	6.88	4-15-2022	25,000	21,750
Ultra Resources Incorporated 144A	7.13	4-15-2025	75,000	61,500

				1,268,962

Financials: 5.34%

Banks: 1.68%
Bank of America Corporation (3 Month LIBOR +4.55%) ±	6.30	12-29-2049	265,000	284,213
International Finance Corporation	5.85	11-25-2022	17,000,000	255,562
JPMorgan Chase & Company (3 Month LIBOR +3.30%) ±	6.00	12-31-2049	100,000	103,125
PNC Financial Services (3 Month LIBOR +3.30%) ±	5.00	12-29-2049	250,000	248,875

				891,775

Capital Markets: 0.68%
Blackstone Holdings Finance Company LLC 144A	3.15	10-2-2027	100,000	95,841
Goldman Sachs Group Incorporated	4.25	10-21-2025	265,000	266,216

				362,057

Consumer Finance: 0.37%
Arch Capital Finance LLC	4.01	12-15-2026	125,000	125,701
FirstCash Incorporated 144A	5.38	6-1-2024	25,000	25,399

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Strategic Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Springleaf Finance Corporation	8.25%	10-1-2023	$40,000	$43,200

				194,300

Diversified Financial Services: 0.75%
Brookfield Finance LLC	4.00	4-1-2024	200,000	201,393
LPL Holdings Incorporated 144A	5.75	9-15-2025	175,000	172,760
Vantiv LLC 144A	4.38	11-15-2025	25,000	24,156

				398,309

Insurance: 1.86%
Guardian Life Insurance Company 144A	4.85	1-24-2077	200,000	205,651
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	30,000	30,038
HUB International Limited 144A	7.88	10-1-2021	100,000	103,500
Lincoln National Corporation	7.00	6-15-2040	105,000	137,909
MetLife Incorporated	6.40	12-15-2066	200,000	219,250
Protective Life Corporation	8.45	10-15-2039	200,000	294,301

				990,649

Health Care: 0.83%

Biotechnology: 0.18%
Celgene Corporation	3.45	11-15-2027	100,000	94,727

Health Care Equipment & Supplies: 0.09%
Hologic Incorporated 144A	4.38	10-15-2025	50,000	48,250

Health Care Providers & Services: 0.46%
Highmark Incorporated 144A	6.13	5-15-2041	100,000	108,190
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	25,000	25,813
Vizient Incorporated 144A	10.38	3-1-2024	100,000	110,750

				244,753

Health Care Technology: 0.10%
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	50,000	50,938

Industrials: 0.92%

Commercial Services & Supplies: 0.69%
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	100,000	101,000
Covanta Holding Corporation	5.88	3-1-2024	120,000	117,600
KAR Auction Services Incorporated 144A	5.13	6-1-2025	150,000	149,250

				367,850

Transportation Infrastructure: 0.23%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2027	200,000	119,125

Information Technology: 2.14%

Electronic Equipment, Instruments & Components: 0.19%
Arrow Electronics Incorporated	3.50	4-1-2022	100,000	99,205

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Strategic Income Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Internet Software & Services: 0.15%
Zayo Group LLC	6.38%	5-15-2025	$75,000	$77,625

IT Services: 0.42%
Cardtronics Incorporated	5.13	8-1-2022	150,000	146,211
Gartner Incorporated 144A	5.13	4-1-2025	75,000	75,000

				221,211

Semiconductors & Semiconductor Equipment: 0.44%
Broadcom Corporation	3.13	1-15-2025	250,000	236,199

Software: 0.46%
Citrix Systems Incorporated	4.50	12-1-2027	250,000	247,140

Technology Hardware, Storage & Peripherals: 0.48%
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	75,000	95,132
NCR Corporation	5.88	12-15-2021	160,000	162,800

				257,932

Materials: 0.57%

Containers & Packaging: 0.57%
Owens-Illinois Incorporated 144A	6.38	8-15-2025	50,000	52,625
Silgan Holdings Incorporated	3.25	3-15-2025	200,000	250,050

				302,675

Real Estate: 0.92%

Equity REITs: 0.19%
The Geo Group Incorporated	5.88	10-15-2024	100,000	99,000

Real Estate Management & Development: 0.73%
Washington Prime Group	3.85	4-1-2020	400,000	391,040

Telecommunication Services: 1.44%

Diversified Telecommunication Services: 0.87%
AT&T Incorporated	5.25	3-1-2037	135,000	142,624
GCI Incorporated	6.75	6-1-2021	90,000	91,125
Verizon Communications Incorporated	5.50	3-16-2047	205,000	226,786

				460,535

Wireless Telecommunication Services: 0.57%
CC Holdings GS V LLC	3.85	4-15-2023	100,000	100,395
Sprint Communications Incorporated 144A	7.00	3-1-2020	150,000	157,500
T-Mobile USA Incorporated	6.38	3-1-2025	20,000	20,900
T-Mobile USA Incorporated	6.84	4-28-2023	25,000	25,875

				304,670

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Strategic Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Utilities: 1.24%

Electric Utilities: 0.77%
Oglethorpe Power Corporation	4.25%	4-1-2046	$400,000	$384,273
Terraform Global Operating LLC 144A	6.13	3-1-2026	25,000	25,188

				409,461

Independent Power & Renewable Electricity Producers: 0.47%
NSG Holdings LLC 144A	7.75	12-15-2025	90,201	98,996
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	150,000	153,375

				252,371

Total Corporate Bonds and Notes (Cost $11,095,684)				11,078,212

			Shares
Exchange-Traded Funds: 1.98%
iShares 1-3 Year Credit Bond ETF «			5,255	545,469
iShares iBoxx $ High Yield Corporate Bond ETF «			1,846	158,091
iShares iBoxx $ Investment Grade Corporate Bond Fund ETF «			2,063	242,176
iShares JPMorgan USD Emerging Markets Bond ETF			950	107,179

Total Exchange-Traded Funds (Cost $1,071,826)				1,052,915

			Principal
Foreign Corporate Bonds and Notes @: 3.99%

Consumer Discretionary: 0.79%

Internet & Direct Marketing Retail: 0.34%
Selecta Group BV 144A (EUR)	5.88	2-1-2024	150,000	182,573

Media: 0.45%
Altice SA 144A (EUR)	7.25	5-15-2022	200,000	238,707

Consumer Staples: 1.38%

Food & Staples Retailing: 0.68%
Distribuidora Internacional de Alimentacion SA (EUR)	0.88	4-6-2023	300,000	362,502

Food Products: 0.70%
Kraft Heinz Foods Company (EUR)	2.25	5-25-2028	300,000	370,879

Energy: 0.25%

Oil, Gas & Consumable Fuels: 0.25%
Total SA (5 Year Euro Swap Rate +3.78%) (EUR) ±	3.88	12-29-2049	100,000	134,845

Financials: 1.11%

Banks: 1.11%
ATF Netherlands BV (EUR)	1.50	7-15-2024	100,000	123,074
International Finance Corporation (INR)	7.80	6-3-2019	29,900,000	465,038

				588,112

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Strategic Income Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Industrials: 0.46%

Road & Rail: 0.46%
Europcar Groupe SA 144A (EUR)	4.13%	11-15-2024	200,000	$245,475

Total Foreign Corporate Bonds and Notes (Cost $2,101,187)				2,123,093

Foreign Government Bonds @: 9.41%
Brazil (BRL)	10.00	1-1-2021	640,000	208,304
Brazil (BRL)	10.00	1-1-2027	865,000	270,296
Colombia (COP)	7.00	9-11-2019	1,400,000,000	516,846
Indonesia (IDR)	7.88	4-15-2019	9,425,000,000	701,174
Malaysia (MYR)	3.88	3-10-2022	3,030,000	792,547
Mexico (MXN)	6.50	6-9-2022	8,760,000	469,335
Poland (PLN)	2.50	7-25-2027	2,805,000	779,597
Republic of Peru (PEN)	5.70	8-12-2024	1,515,000	510,936
Republic of South Africa (ZAR)	6.75	3-31-2021	6,500,000	545,311
Republic of South Africa (ZAR)	8.75	2-28-2048	2,500,000	208,764

Total Foreign Government Bonds (Cost $4,838,144)				5,003,110

Loans: 8.00%

Consumer Discretionary: 2.05%

Auto Components: 0.16%
Allison Transmission Incorporated (1 Month LIBOR +1.75%) ±	3.60	9-23-2022	$83,760	84,157

Distributors: 0.57%
Spin Holdco Incorporated (4 Month LIBOR +3.25%) ±	5.08	11-14-2022	304,067	305,715

Hotels, Restaurants & Leisure: 0.76%
Belmond Interfin Limited (1 Month LIBOR +2.75%) ±	4.63	7-3-2024	99,250	99,498
CCM Merger Incorporated (1 Month LIBOR +2.75%) ±	4.63	8-8-2021	203,219	204,298
La Quinta Intermediate Holdings LLC (3 Month LIBOR +2.75%) ±	4.47	4-14-2021	98,485	98,577

				402,373

Media: 0.56%
A-L Parent LLC (1 Month LIBOR +3.25%) ±‡	5.13	12-1-2023	148,125	149,421
Altice US Finance I Corporation (1 Month LIBOR +2.25%) ±	4.13	7-28-2025	148,130	147,796

				297,217

Energy: 0.35%

Energy Equipment & Services: 0.12%
Hummel Station (1 Month LIBOR +6.00%) ±	7.88	10-27-2022	62,613	60,395

Oil, Gas & Consumable Fuels: 0.23%
Veresen Midstream LP (1 Month LIBOR +3.00%) ±	4.88	3-31-2022	122,785	123,508

Financials: 0.63%

Diversified Financial Services: 0.25%
LPL Holdings Incorporated (3 Month LIBOR +2.25%) ±	4.47	9-23-2024	133,965	134,300

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Strategic Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Insurance: 0.38%
Alliant Holdings I LLC (1 Month LIBOR +3.25%) ±	5.13%	8-12-2022	$197,466	$198,564

Health Care: 1.21%

Health Care Equipment & Supplies: 0.47%
Kinetic Concepts Incorporated (3 Month LIBOR +3.25%) ±	5.55	2-2-2024	248,125	249,055

Health Care Providers & Services: 0.16%
CHS Incorporated (3 Month LIBOR +3.00%) ±	4.98	1-27-2021	41,847	40,167
TeamHealth Incorporated (1 Month LIBOR +2.75%) ±	4.63	2-6-2024	49,251	46,994

				87,161

Health Care Technology: 0.47%
Change Healthcare Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.63	3-1-2024	247,500	248,027

Pharmaceuticals: 0.11%
Valeant Pharmaceuticals International Incorporated (1 Month LIBOR +3.50%) ±	5.24	4-1-2022	56,863	57,442

Industrials: 0.55%

Aerospace & Defense: 0.18%
TransDigm Incorporated (1 Month LIBOR +2.75%) ±	4.77	6-9-2023	98,231	98,476

Commercial Services & Supplies: 0.35%
KAR Auction Services Incorporated (3 Month LIBOR +2.25%) ±	4.56	3-11-2021	87,630	88,041
Sedgwick Claims Management Services Incorporated (1 Month LIBOR +2.75%) ±	4.63	3-1-2021	98,466	98,342

				186,383

Transportation Infrastructure: 0.02%
OSG Bulk Ships Incorporated (3 Month LIBOR +4.25%) ±‡	6.04	8-5-2019	9,906	9,510

Information Technology: 1.48%

Electronic Equipment, Instruments & Components: 0.69%
Dell Incorporated (1 Month LIBOR +2.00%) ±	3.88	9-7-2023	363,554	363,855

Internet Software & Services: 0.19%
Applied Systems Incorporated (3 Month LIBOR +3.25%) ±	5.55	9-19-2024	99,500	100,193

IT Services: 0.60%
First Data Corporation (1 Month LIBOR +2.25%) ±	4.12	7-8-2022	320,667	321,100

Materials: 0.43%

Containers & Packaging: 0.43%
Berry Plastics Corporation (1 Month LIBOR +2.00%) ±	3.82	10-1-2022	82,454	82,815
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	4.63	2-5-2023	147,755	148,440

				231,255

Real Estate: 0.51%

Equity REITs: 0.37%
The Geo Group Incorporated (1 Month LIBOR +2.25%) ±	4.13	3-22-2024	198,000	198,446

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Strategic Income Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Real Estate Management & Development: 0.14%
Capital Automotive LP (1 Month LIBOR +2.50%) ±	4.38%	3-24-2024	$74,976	$75,163

Telecommunication Services: 0.79%

Diversified Telecommunication Services: 0.65%
Intelsat Jackson Holdings SA (3 Month LIBOR +3.75%) ±	5.71	11-27-2023	240,332	240,332
Level 3 Financing Incorporated (1 Month LIBOR +2.25%) ±	4.11	2-22-2024	101,410	101,584

				341,916

Wireless Telecommunication Services: 0.14%
Syniverse Holdings Incorporated (1 Month LIBOR +5.00%) ±	6.72	3-9-2023	75,000	75,802

Total Loans (Cost $4,250,943)				4,250,013

Municipal Obligations: 2.53%

Illinois: 0.63%
Chicago IL Refunding Bonds Taxable Project Series E (GO Revenue)	6.05	1-1-2029	180,000	184,815
Chicago IL Transit Authority Taxable Pension Funding Series A (Tax Revenue)	6.90	12-1-2040	100,000	131,949
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series 2012-B (Tax Revenue) ¤	0.00	12-15-2051	85,000	15,552

				332,316

Maryland: 0.18%
Maryland Health & HEFAR Green Street Academy Series B (Education Revenue) 144A	6.75	7-1-2023	100,000	98,223

New Jersey: 0.94%
New Jersey EDA Motor Vehicle Surcharge Refunding Subordinate Bond Series B (Tax Revenue)	3.52	7-1-2020	500,000	499,500

Pennsylvania: 0.34%
Philadelphia PA IDA Pension Funding Series B (Miscellaneous Revenue, Ambac Insured) ¤	0.00	4-15-2021	95,000	84,554
Quakertown PA General Authority USDA Loan Anticipation Notes Series 2017-B (Health Revenue)	3.80	7-1-2021	100,000	98,827

				183,381

Texas: 0.44%
North Texas Tollway Authority Build America Bonds Subordinate Lien Bond Series B-2 (Transportation Revenue)	8.91	2-1-2030	210,000	231,452

Total Municipal Obligations (Cost $1,353,136)				1,344,872

Non-Agency Mortgage-Backed Securities: 12.04%
321 Henderson Receivables LLC Series 2015-2A Class A 144A	3.87	3-15-2058	418,646	423,208
ALM Loan Funding Series 2015-16A Class A2R (3 Month LIBOR +1.60%) 144A±	3.32	7-15-2027	410,000	410,057
BB-UBS Trust Series 2012-TFT Class C 144A±±	3.47	6-5-2030	150,000	145,034
BCC Funding Corporation Series 2016-1 Class B 144A	2.73	4-20-2022	400,000	396,942
BlueMountain CLO Limited Series 2015-3A Class A1R (3 Month LIBOR +1.00%) 144A±%%	1.00	4-20-2031	700,000	700,000
CIFC Funding Limited Series 2018-1A Class B (3 Month LIBOR +1.40%) 144A±	3.56	4-18-2031	1,000,000	1,000,967
Citi Held For Asset Issuance Trust Series 2015-PM3 Class B 144A	4.31	5-16-2022	69,505	69,631
Citi Held For Asset Issuance Trust Series 2016-PM1 Class B 144A	7.67	4-15-2025	185,769	187,332

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Strategic Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
FREMF Mortgage Trust Series 2017-K724 Class B 144A±±	3.49%	11-25-2023	$400,000	$396,224
GS Mortgage Securities Trust Series 2014-GC24 Class D 144A±±	4.53	9-10-2047	325,000	270,584
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class D 144A±±	4.66	4-15-2047	493,000	437,024
Longtrain Leasing III LLC Series 2015-1A Class A2 144A	4.06	1-15-2045	500,000	507,281
Spirit Master Funding LLC Series 2017-1A Class A 144A	4.36	12-20-2047	299,004	300,818
Textainer Marine Containers Limited Series 2017-1A Class B 144A	4.85	5-20-2042	155,941	156,578
Textainer Marine Containers Limited Series 2017-2A Class B 144A	4.75	6-20-2042	94,152	94,164
Wind River CLO Limited Series 2014-1A Class B2R (3 Month LIBOR +1.55%) 144A±	3.28	4-18-2026	900,000	899,733

Total Non-Agency Mortgage-Backed Securities (Cost $6,755,032)				6,395,577

		Expiration date	Shares
Rights: 0.01%

Utilities: 0.01%

Independent Power & Renewable Electricity Producers: 0.01%
Vistra Energy Corporation †		12-31-2046	6,516	3,584

Total Rights (Cost $6,785)				3,584

		Maturity date	Principal
U.S. Treasury Securities: 6.27%
U.S. Treasury Note	1.25	8-31-2019	$3,100,000	3,057,984
U.S. Treasury Note	1.63	2-15-2026	130,000	119,856
U.S. Treasury Note	2.25	11-15-2027	160,000	153,147

Total U.S. Treasury Securities (Cost $3,381,457)				3,330,987

Yankee Corporate Bonds and Notes: 6.73%

Energy: 0.80%

Oil, Gas & Consumable Fuels: 0.80%
Comision Federal de Electricidad 144A	4.75	2-23-2027	250,000	250,625
Teekay Corporation	8.50	1-15-2020	75,000	77,625
Woodside Finance Limited 144A	3.70	3-15-2028	100,000	96,340

				424,590

Financials: 4.33%

Banks: 2.93%
ABN AMRO Bank NV 144A	4.75	7-28-2025	200,000	204,878
Banco de Costa Rica 144A	5.25	8-12-2018	250,000	251,238
Banistmo SA 144A	3.65	9-19-2022	100,000	95,875
BPCE SA 144A	5.15	7-21-2024	305,000	318,297
Credit Agricole SA (5 Year USD Swap Rate +6.19%) 144A±	8.13	12-29-2049	265,000	301,885
Intesa Sanpaolo SpA 144A	5.71	1-15-2026	135,000	135,408
UBS Group Funding Limited 144A	4.13	9-24-2025	250,000	251,248

				1,558,829

Capital Markets: 0.49%
Credit Suisse Group AG 144A	3.57	1-9-2023	260,000	258,391

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Strategic Income Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Insurance: 0.46%
Validus Holdings Limited	8.88%	1-26-2040	$160,000	$245,044

Thrifts & Mortgage Finance: 0.45%
Nationwide Building Society (5 Year USD ICE Swap Rate 11:00am NY +1.85%) 144A±	4.13	10-18-2032	250,000	238,422

Health Care: 1.03%

Pharmaceuticals: 1.03%
Teva Pharmaceutical Finance BV	4.10	10-1-2046	380,000	279,005
Teva Pharmaceutical Finance BV 144A«	6.75	3-1-2028	200,000	197,332
Valeant Pharmaceuticals International Incorporated 144A	5.50	3-1-2023	25,000	21,844
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	25,000	21,575
Valeant Pharmaceuticals International Incorporated 144A	7.00	3-15-2024	25,000	26,063

				545,819

Industrials: 0.38%

Commercial Services & Supplies: 0.19%
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	100,000	100,000

Professional Services: 0.19%
IHS Markit Limited 144A	4.75	2-15-2025	100,000	101,500

Materials: 0.04%

Containers & Packaging: 0.04%
OI European Group BV 144A	4.00	3-15-2023	25,000	23,813

Telecommunication Services: 0.15%

Wireless Telecommunication Services: 0.15%
Intelsat Jackson Holdings SA	5.50	8-1-2023	100,000	81,000

Total Yankee Corporate Bonds and Notes (Cost $3,563,837)				3,577,408

Yankee Government Bonds: 6.12%
Banque Centrale de Tunisie SA	5.75	1-30-2025	200,000	190,250
Bermuda 144A	3.72	1-25-2027	250,000	243,750
Federal Democratic Republic of Ethiopia	6.63	12-11-2024	200,000	205,584
Province of Cordoba 144A	7.13	8-1-2027	400,000	396,404
Province of Santa Fe	7.00	3-23-2023	200,000	204,732
Republic of Ghana	9.25	9-15-2022	400,000	455,456
Republic of Guatemala	4.38	6-5-2027	250,000	243,125
Republic of Honduras	6.25	1-19-2027	200,000	211,394
Republic of Kazakhstan	5.13	7-21-2025	250,000	270,752
Republic of Sri Lanka	5.75	1-18-2022	400,000	404,423
Socialist Republic of Vietnam	4.80	11-19-2024	200,000	203,924
The Dominican Republic	6.88	1-29-2026	200,000	221,851

Total Yankee Government Bonds (Cost $3,217,888)				3,251,645

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Strategic Income Fund	17

Security name	Yield		Shares	Value

Short-Term Investments: 12.73%

Investment Companies: 12.33%
Securities Lending Cash Investment LLC (l)(r)(u)	1.89%		820,168	$820,250
Wells Fargo Government Money Market Fund Select Class (l)(u)##	1.54		5,732,611	5,732,611

				6,552,861

		Maturity date	Principal
U.S. Treasury Securities: 0.40%
Treasury Bill (z)#	1.68	6-14-2018	$210,000	209,294

Total Short-Term Investments (Cost $6,762,130)				6,762,155

Total investments in securities (Cost $53,697,701)	101.25%	53,802,261
Other assets and liabilities, net	(1.25)	(664,689)

Total net assets	100.00%	$53,137,572

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

¤	The security is issued in zero coupon form with no periodic interest payments.

«	All or a portion of this security is on loan.

@	Foreign bond principal is denominated in the local currency of the issuer.

‡	Security is valued using significant unobservable inputs.

±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

%%	The security is issued on a when-issued basis.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
Euro-Bund Futures	(2)	6-7-2018	$(260,454)	$(262,500)	$0	$(2,046)
10-Year Ultra Futures	(32)	6-20-2018	(4,106,288)	(4,155,500)	0	(49,212)
U.S. Ultra Bond	(6)	6-20-2018	(935,030)	(962,813)	0	(27,783)
10-Year U.S. Treasury Notes	(21)	6-20-2018	(2,527,347)	(2,543,953)	0	(16,606)
5-Year U.S. Treasury Notes	(42)	6-29-2018	(4,795,479)	(4,807,359)	0	(11,880)
2-Year U.S. Treasury Notes	(13)	6-29-2018	(2,764,103)	(2,763,922)	181	0

					$181	$(107,527)

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Strategic Income Fund	Portfolio of investments—March 31, 2018 (unaudited)

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty¤¤	Settlement date	Unrealized gains	Unrealized losses
510,325 USD	6,450,000 ZAR	State Street Bank	4-16-2018	$0	$(33,548)
6,450,000 ZAR	527,190 USD	State Street Bank	4-16-2018	16,684	0
1,650,000 BRL	505,205 USD	State Street Bank	5-22-2018	0	(7,397)
782,768 USD	2,650,000 PLN	State Street Bank	5-22-2018	8,039	0
503,079 USD	1,650,000 BRL	State Street Bank	5-22-2018	5,271	0
145,000,000 JPY	1,375,007 USD	State Street Bank	6-18-2018	0	(5,461)
1,952,138 USD	1,570,000 EUR	Citibank	6-29-2018	7,905	0

				$37,899	(46,406)

¤¤	Transactions can only be closed with the originating counterparty.

Credit Default Swaps

Buy protection

Reference index	Fixed rate paid	Payment frequency	Counterparty°°	Maturity date	Notional amount	Value	Premiums paid	Unrealized gains	Unrealized losses
Markit CDX North America High Yield Index	5.00%	Quarterly	Credit Suisse	6-20-2023	475,000 USD	$28,604	$27,277	$1,327	$0
Markit CDX North America Investment Grade Index	1.00%	Quarterly	Credit Suisse	6-20-2023	650,000 USD	10,722	10,212	510	0

							$37,489	$1,837	$0

Sell protection

Reference index	Fixed rate received	Payment frequency	Counterparty°°	Maturity date	Notional amount	Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Markit CDX Emerging Markets Index	1.00%	Quarterly	Barclays	6-20-2023	950,000 USD	$(17,061)	$(19,000)	$1,939	$0
Markit iTraxx Europe Crossover Index	1.00%	Quarterly	Credit Suisse	6-20-2023	1,455,000 EUR	37,158	35,529	1,629	0
Markit iTraxx Europe Crossover Index	1.00%	Quarterly	Credit Suisse	6-20-2023	250,000 EUR	31,199	30,157	1,042	0

							$46,686	$4,610	$0

°°	Exchange traded or centrally cleared transactions with counterparty.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Strategic Income Fund	19

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	0	4,518,735	3,698,567	820,168	$0	$0	$1,180	$820,250
Wells Fargo Government Money Market Fund Select Class	4,686,555	22,549,217	21,503,161	5,732,611	0	0	29,229	5,732,611

					$0	$0	$30,409	$6,552,861	12.33%

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Strategic Income Fund	Statement of assets and liabilities—March 31, 2018 (unaudited)

Assets
Investments in unaffiliated securities (including $803,220 of securities loaned), at value (cost $47,144,840)	$47,249,400
Investments in affiliated securities, at value (cost $6,552,861)	6,552,861
Cash	7,299
Cash segregated for centrally cleared swaps	236,442
Foreign currency, at value (cost $53,262)	53,559
Receivable for investments sold	8,509,194
Receivable for Fund shares sold	51,370
Receivable for interest	465,055
Receivable for daily variation margin on open futures contracts	5
Receivable for securities lending income	376
Receivable for variation margin on centrally cleared swaps	90,622
Unrealized gains on forward foreign currency contracts	37,899
Receivable from manager	428
Prepaid expenses and other assets	62,078

Total assets	63,316,588

Liabilities
Payable for investments purchased	9,102,141
Payable upon receipt of securities loaned	820,250
Unrealized losses on forward foreign currency contracts	46,406
Payable for Fund shares redeemed	35,309
Payable for daily variation margin on open futures contracts	29,499
Administration fees payable	3,933
Distribution fee payable	372
Accrued expenses and other liabilities	141,106

Total liabilities	10,179,016

Total net assets	$53,137,572

NET ASSETS CONSIST OF
Paid-in capital	$53,949,301
Undistributed net investment income	171,326
Accumulated net realized losses on investments	(980,713)
Net unrealized losses on investments	(2,342)

Total net assets	$53,137,572

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$1,382,269
Shares outstanding – Class A1	144,532
Net asset value per share – Class A	$9.56
Maximum offering price per share – Class A2	$9.96
Net assets – Class C	$583,013
Shares outstanding – Class C1	61,073
Net asset value per share – Class C	$9.55
Net assets – Administrator Class	$3,417,705
Shares outstanding – Administrator Class[1]	356,471
Net asset value per share – Administrator Class	$9.59
Net assets – Institutional Class	$47,754,585
Shares outstanding – Institutional Class[1]	4,996,216
Net asset value per share – Institutional Class	$9.56

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/96 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended March 31, 2018 (unaudited)	Wells Fargo Strategic Income Fund	21

Investment income
Interest (net of foreign interest withholding taxes of $7,339)	$972,232
Income from affiliated securities	30,409
Dividends	16,153

Total investment income	1,018,794

Expenses
Management fee	134,051
Administration fees
Class A	1,003
Class C	382
Administrator Class	980
Institutional Class	18,950
Shareholder servicing fees
Class A	1,568
Class C	597
Administrator Class	2,449
Distribution fee
Class C	1,792
Custody and accounting fees	44,002
Professional fees	26,368
Registration fees	29,222
Shareholder report expenses	25,229
Trustees’ fees and expenses	7,984
Other fees and expenses	5,486

Total expenses	300,063
Less: Fee waivers and/or expense reimbursements	(141,003)

Net expenses	159,060

Net investment income	859,734

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	52,052
Futures contracts	680,259
Forward foreign currency contracts	(125,926)
Credit default swaps	47,185

Net realized gains on investments	653,570

Net change in unrealized gains (losses) on:
Unaffiliated securities	(541,332)
Futures contracts	(241,488)
Forward foreign currency contracts	(34,393)
Credit default swaps	(10,590)

Net change in unrealized gains (losses) on investments	(827,803)

Net realized and unrealized gains (losses) on investments	(174,233)

Net increase in net assets resulting from operations	$685,501

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Strategic Income Fund	Statement of changes in net assets

	Six months ended March 31, 2018 (unaudited)		Year ended September 30, 2017

Operations
Net investment income		$859,734		$1,278,294
Net realized gains (losses) on investments		653,570		(265,813)
Net change in unrealized gains (losses) on investments		(827,803)		1,149,415

Net increase in net assets resulting from operations		685,501		2,161,896

Distributions to shareholders from
Net investment income
Class A		(16,697)		(28,157)
Class C		(5,156)		(9,306)
Administrator Class		(27,706)		(12,437)
Institutional Class		(783,450)		(841,651)

Total distributions to shareholders		(833,009)		(891,551)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	115,685	1,107,222	321,165	2,992,396
Class C	28,642	274,244	13,178	122,066
Administrator Class	302,649	2,908,540	57,991	545,062
Institutional Class	978,802	9,396,710	2,906,247	27,435,661

		13,686,716		31,095,185

Reinvestment of distributions
Class A	1,726	16,504	2,995	27,934
Class C	540	5,156	1,010	9,306
Administrator Class	2,877	27,543	1,323	12,409
Institutional Class	82,006	783,450	89,616	841,651

		832,653		891,300

Payment for shares redeemed
Class A	(66,377)	(635,746)	(343,855)	(3,221,808)
Class C	(10,157)	(96,961)	(55,235)	(514,171)
Administrator Class	(7,567)	(72,729)	(65,078)	(611,345)
Institutional Class	(851,368)	(8,151,537)	(717,532)	(6,786,658)

		(8,956,973)		(11,133,982)

Net increase in net assets resulting from capital share transactions		5,562,396		20,852,503

Total increase in net assets		5,414,888		22,122,848

Net assets
Beginning of period		47,722,684		25,599,836

End of period		$53,137,572		$47,722,684

Undistributed net investment income		$171,326		$144,601

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Strategic Income Fund	23

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30		Year ended October 31
CLASS A		2017	2016[1]	2015	2014	2013[2]
Net asset value, beginning of period	$9.59	$9.25	$9.13	$9.72	$9.66	$10.00
Net investment income	0.15 [3]	0.33 [3]	0.31	0.34	0.37	0.27
Net realized and unrealized gains (losses) on investments	(0.03)	0.22	(0.01)	(0.69)	(0.05)	(0.36)

Total from investment operations	0.12	0.55	0.30	(0.35)	0.32	(0.09)
Distributions to shareholders from
Net investment income	(0.15)	(0.21)	(0.13)	(0.22)	(0.26)	(0.25)
Tax basis return of capital	0.00	0.00	(0.05)	(0.02)	0.00	0.00

Total distributions to shareholders	(0.15)	(0.21)	(0.18)	(0.24)	(0.26)	(0.25)
Net asset value, end of period	$9.56	$9.59	$9.25	$9.13	$9.72	$9.66
Total return[4]	1.21%	6.05%	3.34%	(3.64)%	3.36%	(0.89)%
Ratios to average net assets (annualized)
Gross expenses	1.48%	1.78%	1.80%	1.63%	1.51%	1.85%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	3.09%	3.47%	3.85%	3.77%	4.02%	3.76%
Supplemental data
Portfolio turnover rate	20%	65%	52%	53%	51%	39%
Net assets, end of period (000s omitted)	$1,382	$896	$1,047	$928	$714	$518

[1]	For the eleven months ended September 30, 2016. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2016.

[2]	For the period from January 31, 2013 (commencement of class operations) to October 31, 2013

[3]	Calculated based upon average shares outstanding

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Strategic Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30		Year ended October 31
CLASS C		2017	2016[1]	2015	2014	2013[2]
Net asset value, beginning of period	$9.57	$9.22	$9.10	$9.71	$9.65	$10.00
Net investment income	0.11 [3]	0.29	0.25	0.28	0.31	0.21
Net realized and unrealized gains (losses) on investments	(0.02)	0.18	(0.02)	(0.68)	(0.06)	(0.37)

Total from investment operations	0.09	0.47	0.23	(0.40)	0.25	(0.16)
Distributions to shareholders from
Net investment income	(0.11)	(0.12)	(0.08)	(0.19)	(0.19)	(0.19)
Tax basis return of capital	0.00	0.00	(0.03)	(0.02)	0.00	0.00

Total distributions to shareholders	(0.11)	(0.12)	(0.11)	(0.21)	(0.19)	(0.19)
Net asset value, end of period	$9.55	$9.57	$9.22	$9.10	$9.71	$9.65
Total return[4]	0.98%	5.20%	2.67%	(4.35)%	2.61%	(1.51)%
Ratios to average net assets (annualized)
Gross expenses	2.23%	2.59%	2.54%	2.37%	2.25%	2.60%
Net expenses	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%
Net investment income	2.34%	2.80%	3.10%	3.02%	3.25%	3.01%
Supplemental data
Portfolio turnover rate	20%	65%	52%	53%	51%	39%
Net assets, end of period (000s omitted)	$583	$403	$766	$711	$835	$518

[1]	For the eleven months ended September 30, 2016. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2016.

[2]	For the period from January 31, 2013 (commencement of class operations) to October 31, 2013

[3]	Calculated based upon average shares outstanding

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Strategic Income Fund	25

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30		Year ended October 31
ADMINISTRATOR CLASS		2017	2016[1]	2015	2014	2013[2]
Net asset value, beginning of period	$9.61	$9.29	$9.16	$9.74	$9.66	$10.00
Net investment income	0.16 [3]	0.34 [3]	0.33 [3]	0.37	0.39	0.28
Net realized and unrealized gains (losses) on investments	(0.03)	0.20	(0.01)	(0.70)	(0.05)	(0.37)

Total from investment operations	0.13	0.54	0.32	(0.33)	0.34	(0.09)
Distributions to shareholders from
Net investment income	(0.15)	(0.22)	(0.14)	(0.22)	(0.26)	(0.25)
Tax basis return of capital	0.00	0.00	(0.05)	(0.03)	0.00	0.00

Total distributions to shareholders	(0.15)	(0.22)	(0.19)	(0.25)	(0.26)	(0.25)
Net asset value, end of period	$9.59	$9.61	$9.29	$9.16	$9.74	$9.66
Total return[4]	1.37%	5.91%	3.52%	(3.51)%	3.63%	(0.85)%
Ratios to average net assets (annualized)
Gross expenses	1.42%	1.72%	1.74%	1.56%	1.46%	1.79%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	3.24%	3.64%	4.00%	3.92%	4.18%	3.90%
Supplemental data
Portfolio turnover rate	20%	65%	52%	53%	51%	39%
Net assets, end of period (000s omitted)	$3,418	$562	$597	$496	$554	$496

[1]	For the eleven months ended September 30, 2016. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2016.

[2]	For the period from January 31, 2013 (commencement of class operations) to October 31, 2013

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Strategic Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30		Year ended October 31
INSTITUTIONAL CLASS		2017	2016[1]	2015	2014	2013[2]
Net asset value, beginning of period	$9.58	$9.24	$9.14	$9.71	$9.66	$10.00
Net investment income	0.16	0.35 [3]	0.34	0.40	0.41 [3]	0.29
Net realized and unrealized gains (losses) on investments	(0.02)	0.24	(0.02)	(0.71)	(0.07)	(0.36)

Total from investment operations	0.14	0.59	0.32	(0.31)	0.34	(0.07)
Distributions to shareholders from
Net investment income	(0.16)	(0.25)	(0.16)	(0.23)	(0.29)	(0.27)
Tax basis return of capital	0.00	0.00	(0.06)	(0.03)	0.00	0.00

Total distributions to shareholders	(0.16)	(0.25)	(0.22)	(0.26)	(0.29)	(0.27)
Net asset value, end of period	$9.56	$9.58	$9.24	$9.14	$9.71	$9.66
Total return[4]	1.48%	6.43%	3.55%	(3.28)%	3.60%	(0.66)%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.40%	1.46%	1.19%	1.14%	1.52%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.39%	3.71%	4.16%	4.04%	4.25%	4.05%
Supplemental data
Portfolio turnover rate	20%	65%	52%	53%	51%	39%
Net assets, end of period (000s omitted)	$47,755	$45,862	$23,190	$17,564	$38,664	$23,338

[1]	For the eleven months ended September 30, 2016. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2016.

[2]	For the period from January 31, 2013 (commencement of class operations) to October 31, 2013

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Strategic Income Fund	27

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Strategic Income Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Swaps are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions.

28	Wells Fargo Strategic Income Fund	Notes to financial statements (unaudited)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in income from affiliated securities on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is

Notes to financial statements (unaudited)	Wells Fargo Strategic Income Fund	29

selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Fund is subject to interest rate risk and foreign currency risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index. Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of Assets and Liabilities and amortized. The daily fluctuation in market value is recorded as unrealized gains or losses on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

30	Wells Fargo Strategic Income Fund	Notes to financial statements (unaudited)

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker the variation margin. Variation margin is recorded as an unrealized gains or losses and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2018, the aggregate cost of all investments for federal income tax purposes was $53,870,142 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$735,419
Gross unrealized losses	(912,706)
Net unrealized losses	$(177,287)

As of September 30, 2017, the Fund had capital loss carryforwards which consist of $536,005 in short-term capital losses and $881,299 in long-term capital losses.

As of September 30, 2017, the Fund had current year deferred post-October capital losses consisting of $71,469 in short-term losses which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy

Notes to financial statements (unaudited)	Wells Fargo Strategic Income Fund	31

gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Asset-backed securities	$0	$5,628,690	$0	$5,628,690

Corporate bonds and notes	0	11,078,212	0	11,078,212

Exchange-traded funds	1,052,915	0	0	1,052,915

Foreign corporate bonds and notes	0	2,123,093	0	2,123,093

Foreign government bonds	0	5,003,110	0	5,003,110

Loans	0	4,091,082	158,931	4,250,013

Municipal obligations	0	1,344,872	0	1,344,872

Non-agency mortgage-backed securities	0	6,395,577	0	6,395,577

Rights
Utilities	0	3,584	0	3,584

U.S. Treasury securities	3,330,987	0	0	3,330,987

Yankee corporate bonds and notes	0	3,577,408	0	3,577,408

Yankee government bonds and notes	0	3,251,645	0	3,251,645

Short-term investments
Investment companies	5,732,611	0	0	5,732,611
U.S. Treasury securities	209,294	0	0	209,294
Investments measured at net asset value*				820,250

	10,325,807	42,497,273	158,931	53,802,261

Credit default swap contracts	0	6,447	0	6,447

Forward foreign currency contracts	0	37,899	0	37,899
Futures contracts	181	0	0	181
Total assets	$10,325,988	$42,541,619	$158,931	$53,846,788
Liabilities
Forward foreign currency contracts	$0	$46,406	$0	$46,406
Futures contracts	107,527	0	0	107,527
Total liabilities	$107,527	$46,406	$0	$153,933

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $820,250 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

32	Wells Fargo Strategic Income Fund	Notes to financial statements (unaudited)

Forward foreign currency contracts, futures contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date. For futures contracts and centrally cleared swaps, the current day’s variation margin are reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, the Fund did not have any transfers into/out of Level 1. The Fund had no material transfers between Level 2 and Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadvisers, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.525% and declining to 0.405% as the average daily net assets of the Fund increase. For the six months ended March 31, 2018, the management fee was equivalent to an annual rate of 0.525% of the Fund’s average daily net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.30% and declining to 0.15% as the average daily net assets of the Fund increase. Wells Fargo Asset Management (International), LLC (formerly, First International Advisors, LLC), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.90% for Class A shares, 1.65% for Class C shares, 0.75% for Administrator Class shares, and 0.60% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2018, Funds Distributor received $70 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2018.

Notes to financial statements (unaudited)	Wells Fargo Strategic Income Fund	33

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2018 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$157,875	$15,976,597	$0	$9,353,911

6. DERIVATIVE TRANSACTIONS

During the six months ended March 31, 2018, the Fund entered into futures contracts to manage duration exposure, forward foreign currency contracts for economic hedging purposes, and credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return.

The table below discloses the volume of the Fund’s derivative activity during the six months ended March 31, 2018.

Futures contracts
Average notional balance on short futures	$17,605,302
Forward foreign currency contracts
Average contract amounts to buy	1,344,024
Average contract amounts to sell	4,317,545
Credit default swaps
Average notional balance	4,233,621

The Fund’s credit default swap may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.

A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined following tables.

34	Wells Fargo Strategic Income Fund	Notes to financial statements (unaudited)

The fair value of derivative instruments as of March 31, 2018 was as follows for the Fund:

	Asset derivatives			Liability derivatives
	Statement of Assets and Liabilities location	Fair value		Statement of Assets and Liabilities location	Fair value
Interest rate risk	Net unrealized losses on investments	$181	*	Net unrealized losses on investments	$105,481	*
Foreign currency risk	Net unrealized losses on investments	0	*	Net unrealized losses on investments	2,046	*
Foreign currency risk	Unrealized gains on forward foreign currency contracts	37,899		Unrealized losses on forward foreign currency contracts	46,406
Credit risk	Net unrealized losses on investments	6,447	**	Net unrealized losses on investments	0	**
		$44,527			$153,933

*	Amount includes cumulative unrealized gains (losses) on futures contracts as reported in the table following the Portfolio of investments. Only the current day’s variation margin as of March 31, 2018 is reported separately on the Statement of Assets and Liabilities.

**	Amount includes cumulative unrealized gains (losses) on centrally cleared swaps as reported in the table following the Portfolio of investments. Only the current day’s variation margin as of March 31, 2018 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2018 was as follows for the Fund:

	Amount of realized gains (losses) on derivatives
	Futures contracts	Forward foreign currency contracts	Credit default swaps	Total
Interest rate risk	$677,473	$0	$0	$677,473
Foreign currency risk	2,786	(125,926)	0	(123,140)
Credit risk	0	0	47,185	47,185
	$680,259	$(125,926)	$47,185	$601,518

	Change in unrealized gains (losses) on derivatives
	Futures contracts	Forward foreign currency contracts	Credit default swaps	Total
Interest rate risk	$(238,122)	$0	$0	$(238,122)
Foreign currency risk	(3,366)	(34,393)	0	(37,759)
Credit risk	0	0	(10,590)	(10,590)
	$(241,488)	$(34,393)	$(10,590)	$(286,471)

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across

Notes to financial statements (unaudited)	Wells Fargo Strategic Income Fund	35

transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities		Amounts subject to netting agreements	Collateral received	Net amount of assets
Barclays	$1,939	*	$0	$0	$1,939
Citibank	7,905		0	0	7,905
Credit Suisse	4,508	*	0	0	4,508
JPMorgan	181	*	(181)	0	0
State Street	29,994		(29,994)	0	0

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities		Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
JPMorgan	$107,527	*	$(181)	$(107,346)	$0
State Street	46,406		(29,994)	0	16,412

*	Amount represents cumulative unrealized gains (losses) on futures contracts and centrally cleared swaps which are reported in Net unrealized losses on investments. Only the current day’s variation margin as of March 31, 2018 is reported separately on the Statement of Assets and Liabilities.

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended March 31, 2018, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. SUBSEQUENT DISTRIBUTIONS

On April 24, 2018, the Fund declared distributions from net investment income to shareholders of record on April 23, 2018. The per share amounts payable on April 25, 2018 were as follows:

Net investment income
Class A	$0.02071
Class C	0.01561
Administrator Class	0.02146
Institutional Class	0.02360

36	Wells Fargo Strategic Income Fund	Notes to financial statements (unaudited)

On May 24, 2018, the Fund declared distributions from net investment income to shareholders of record on May 23, 2018. The per share amounts payable on May 25, 2018 were as follows:

Net investment income
Class A	$0.02905
Class C	0.02323
Administrator Class	0.02999
Institutional Class	0.03177

These distributions are not reflected in the accompanying financial statements.

Other information (unaudited)	Wells Fargo Strategic Income Fund	37

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

38	Wells Fargo Strategic Income Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Strategic Income Fund	39

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

40	Wells Fargo Strategic Income Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
C. David Messman** (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

**	David Messman was the Secretary and Chief Legal Officer until April 16, 2018.

List of abbreviations	Wells Fargo Strategic Income Fund	41

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309994 05-18 SA263/SAR263 03-18

Semi-Annual Report

March 31, 2018

Wells Fargo C&B Mid Cap Value Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo C&B Mid Cap Value Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

During the last quarter of 2017, investors enjoyed consistently rising equity values globally.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo C&B Mid Cap Value Fund for the six-month period that ended March 31, 2018. During the last quarter of 2017, investors enjoyed consistently rising equity values globally. During the final two months of the first quarter of 2018, market volatility returned and equity markets reversed their year-to-date gains.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 5.84% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 3.76%. Emerging market stocks, as measured by the MSCI EM Index (Net),3 added 8.96%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 1.08% and the Bloomberg Barclays Municipal Bond Index5 lost 0.37% while fixed-income investments outside the U.S. gained 5.31%, according to the Bloomberg Barclays Global Aggregate ex-USD Index.6 The ICE BofAML U.S. High Yield Index7 fell 0.51% during the period.

During the last three months of 2017, stocks advanced on synchronized global growth, which led to higher investor and consumer confidence. The first quarter of 2018 began with strong stock market gains in January. A strong January 2018 U.S. employment report and inflation concerns prompted equity volatility in February. Investor optimism for growth was supplanted with concerns over trade tensions, increased interest rates, and the prospect of new data privacy regulations.

Reactions to U.S. interest rate increases were uneven across the yield curve and globally.

The U.S. Federal Reserve (Fed) increased the federal funds rate twice during the six-month period for a combined 50 basis points (bps; 100 bps equals 1.00%). Internationally, central banks maintained low interest rates and accommodative monetary policies that supported business activity and stock values in foreign markets. A weaker U.S. dollar was generally supportive of business activity in regions around the globe. The Bank of Japan continued its accommodative monetary policies, and industrial production, retail sales, and fixed asset investment increased in China.

Globally, stocks moved higher during the last quarter of 2017. Low inflation and interest rates supported accelerating global economic growth and corporate earnings. Brief episodes of geopolitical tensions, often associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding U.S. trade policies, did not discourage investing activity.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[7]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo C&B Mid Cap Value Fund	3

Fed officials announced in October 2017 plans to begin unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattened yield curve persisted. The Fed raised the federal funds rate target to a range of 1.25% to 1.50% in December 2017 and began selling bonds held in its portfolio.

Positive economic and market news continued as 2017 closed and 2018 began.

In January 2018, fourth-quarter 2017 U.S. gross domestic product was reported to be growing at a reported 3.2% annual rate. The unemployment rate fell to a 17-year low of 4.1%. Tax reform passed and wage growth data improved, encouraging increased business and consumer spending.

Improving business and economic data globally continued to support stocks through January 2018. Political wrangling in the U.S. over budget resolutions could not dissuade investors from buying stocks as payrolls and factory orders increased. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Investor sentiment shifted in February as inflation concerns emerged in the U.S. when readings from the Producer Price Index in January rose 2.5% year over year. During February, the U.S. market endured a loss from January’s high of nearly 12% before recovering much of that loss. The Fed raised the federal funds rate in March 2018. Bond yields rose across the yield curve.

During January 2018, purchasing managers’ indices in China, the eurozone, India, and Japan reported data for December that indicated continued growth. Despite positive economic signals and business fundamentals, international stock values fell during February and March 2018, swept up in the selling momentum in U.S. markets.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

During February, the U.S. market endured a loss from January’s high of nearly 12% before recovering much of that loss.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo C&B Mid Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Cooke and Bieler, L.P.

Portfolio managers

Andrew B. Armstrong, CFA®

Steve Lyons, CFA®

Michael M. Meyer, CFA®

Edward W. O’Connor, CFA®

R. James O’Neil, CFA®

Mehul Trivedi, CFA®

William Weber, CFA®

Average annual total returns (%) as of March 31, 2018

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (CBMAX)	7-26-2004	2.50	10.01	9.72	8.75	11.33	10.38	1.31	1.26
Class C (CBMCX)	7-26-2004	6.95	10.50	9.55	7.95	10.50	9.55	2.06	2.01
Administrator Class (CBMIX)	7-26-2004	–	–	–	8.86	11.41	10.45	1.23	1.16
Institutional Class (CBMSX)	7-26-2004	–	–	–	9.14	11.68	10.72	0.98	0.91
Russell Midcap® Value Index[3]	–	–	–	–	6.50	11.11	9.81	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo C&B Mid Cap Value Fund	5

Ten largest holdings (%) as of March 31, 2018[4]
First Cash Financial Services Incorporated	4.47
Helen of Troy Limited	3.46
Gildan Activewear Incorporated	3.19
Schweitzer-Mauduit International Incorporated	3.17
TCF Financial Corporation	3.13
AerCap Holdings NV	3.01
Crown Holdings Incorporated	2.70
Colfax Corporation	2.59
Omnicom Group Incorporated	2.55
Arrow Electronics Incorporated	2.52

Sector distribution as of March 31, 2018[5]

[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]	The manager has contractually committed through January 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.25% for Class A, 2.00% for Class C, 1.15% for Administrator Class, and 0.90% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price/book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. You cannot invest directly in an index.

[4]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[5]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo C&B Mid Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2017 to March 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2017	Ending account value 3-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,021.19	$6.30	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Class C
Actual	$1,000.00	$1,017.21	$10.06	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.96	$10.05	2.00%
Administrator Class
Actual	$1,000.00	$1,021.48	$5.80	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79	1.15%
Institutional Class
Actual	$1,000.00	$1,022.93	$4.54	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53	0.90%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo C&B Mid Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 94.37%

Consumer Discretionary: 16.80%

Auto Components: 1.59%
Tenneco Incorporated	71,100	$3,901,257

Hotels, Restaurants & Leisure: 0.82%
Brinker International Incorporated «	55,700	2,010,770

Household Durables: 5.89%
Helen of Troy Limited †	97,200	8,456,400
Whirlpool Corporation	38,800	5,940,668

		14,397,068

Media: 2.55%
Omnicom Group Incorporated «	85,700	6,227,819

Specialty Retail: 0.83%
Penske Auto Group Incorporated	45,698	2,025,792

Textiles, Apparel & Luxury Goods: 5.12%
Gildan Activewear Incorporated	270,272	7,808,158
HanesBrands Incorporated «	255,200	4,700,784

		12,508,942

Consumer Staples: 1.18%

Food & Staples Retailing: 1.18%
United Natural Foods Incorporated †	67,300	2,889,862

Energy: 1.17%

Oil, Gas & Consumable Fuels: 1.17%
World Fuel Services Corporation	116,800	2,867,440

Financials: 23.76%

Banks: 4.75%
Commerce Bancshares Incorporated	66,201	3,966,102
TCF Financial Corporation	335,700	7,657,317

		11,623,419

Capital Markets: 2.24%
State Street Corporation	55,000	5,485,150

Consumer Finance: 8.57%
First Cash Financial Services Incorporated	134,400	10,920,000
PRA Group Incorporated «†	155,700	5,916,600
Synchrony Financial	122,500	4,107,425

		20,944,025

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo C&B Mid Cap Value Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Shares	Value

Insurance: 8.20%
FNF Group	127,200	$5,090,544
Markel Corporation †	3,640	4,259,710
Progressive Corporation	61,400	3,741,102
RenaissanceRe Holdings Limited	41,800	5,789,718
Torchmark Corporation	13,800	1,161,546

		20,042,620

Health Care: 8.82%

Health Care Providers & Services: 5.16%
Cardinal Health Incorporated	85,000	5,327,800
Laboratory Corporation of America Holdings †	30,300	4,901,025
MEDNAX Incorporated †	43,000	2,392,090

		12,620,915

Life Sciences Tools & Services: 2.36%
Syneos Health Incorporated †	162,900	5,782,950

Pharmaceuticals: 1.30%
Perrigo Company plc	38,000	3,166,920

Industrials: 20.14%

Building Products: 1.91%
Quanex Building Products Corporation	269,000	4,680,600

Commercial Services & Supplies: 3.21%
Steelcase Incorporated Class A	324,919	4,418,899
Tetra Tech Incorporated	70,000	3,426,500

		7,845,399

Electrical Equipment: 3.28%
AMETEK Incorporated	44,400	3,373,068
Eaton Corporation plc	58,100	4,642,771

		8,015,839

Machinery: 8.73%
Colfax Corporation †	198,300	6,325,770
Donaldson Company Incorporated	110,300	4,969,015
Snap-on Incorporated	33,600	4,957,344
Woodward Governor Company	71,100	5,095,026

		21,347,155

Trading Companies & Distributors: 3.01%
AerCap Holdings NV †	144,900	7,349,328

Information Technology: 9.72%

Electronic Equipment, Instruments & Components: 3.49%
Arrow Electronics Incorporated †	79,900	6,153,898
TE Connectivity Limited	23,900	2,387,610

		8,541,508

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo C&B Mid Cap Value Fund	9

Security name		Shares	Value

IT Services: 5.24%
Alliance Data Systems Corporation		17,600	$3,746,336
Amdocs Limited		55,600	3,709,632
Genpact Limited		167,500	5,358,325

			12,814,293

Semiconductors & Semiconductor Equipment: 0.99%
Analog Devices Incorporated		26,401	2,405,923

Materials: 11.17%

Chemicals: 1.15%
Axalta Coating Systems Limited †		93,200	2,813,708

Containers & Packaging: 4.92%
Ball Corporation		136,400	5,416,444
Crown Holdings Incorporated †		130,000	6,597,500

			12,013,944

Metals & Mining: 1.93%
Reliance Steel & Aluminum Company		54,900	4,707,126

Paper & Forest Products: 3.17%
Schweitzer-Mauduit International Incorporated		198,200	7,759,530

Real Estate: 1.61%

Real Estate Management & Development: 1.61%
CBRE Group Incorporated Class A †		83,500	3,942,870

Total Common Stocks (Cost $189,528,233)			230,732,172

	Yield
Short-Term Investments: 12.68%

Investment Companies: 12.68%
Securities Lending Cash Investment LLC (l)(r)(u)	1.89%	17,430,717	17,432,460
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.54	13,570,680	13,570,680

Total Short-Term Investments (Cost $31,002,901)			31,003,140

Total investments in securities (Cost $220,531,134)	107.05%	261,735,312
Other assets and liabilities, net	(7.05)	(17,228,641)

Total net assets	100.00%	$244,506,671

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo C&B Mid Cap Value Fund	Portfolio of investments—March 31, 2018 (unaudited)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	9,592,251	55,055,902	47,217,436	17,430,717	$0	$0	$20,781	$17,432,460
Wells Fargo Government Money Market Fund Select Class	13,092,556	52,547,104	52,068,980	13,570,680	0	0	77,017	13,570,680

					$0	$0	$97,798	$31,003,140	12.68%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2018 (unaudited)	Wells Fargo C&B Mid Cap Value Fund	11

Assets
Investments in unaffiliated securities (including $17,067,508 of securities loaned), at value (cost $189,528,233)	$230,732,172
Investments in affiliated securities, at value (cost $31,002,901)	31,003,140
Cash	65,610
Receivable for Fund shares sold	536,301
Receivable for dividends	215,850
Receivable for securities lending income	6,072
Prepaid expenses and other assets	55,360

Total assets	262,614,505

Liabilities
Payable upon receipt of securities loaned	17,431,375
Payable for Fund shares redeemed	422,742
Management fee payable	150,344
Administration fees payable	36,441
Distribution fee payable	6,013
Trustees’ fees and expenses payable	1,524
Accrued expenses and other liabilities	59,395

Total liabilities	18,107,834

Total net assets	$244,506,671

NET ASSETS CONSIST OF
Paid-in capital	$215,947,955
Undistributed net investment income	230,548
Accumulated net realized losses on investments	(12,876,010)
Net unrealized gains on investments	41,204,178

Total net assets	$244,506,671

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$109,183,422
Shares outstanding – Class A1	3,049,165
Net asset value per share – Class A	$35.81
Maximum offering price per share – Class A2	$37.99
Net assets – Class C	$8,860,789
Shares outstanding – Class C1	262,990
Net asset value per share – Class C	$33.69
Net assets – Administrator Class	$15,465,168
Shares outstanding – Administrator Class[1]	426,808
Net asset value per share – Administrator Class	$36.23
Net assets – Institutional Class	$110,997,292
Shares outstanding – Institutional Class[1]	3,074,632
Net asset value per share – Institutional Class	$36.10

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo C&B Mid Cap Value Fund	Statement of operations—six months ended March 31, 2018 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $8,557)	$1,654,856
Income from affiliated securities	97,798

Total investment income	1,752,654

Expenses
Management fee	933,231
Administration fees
Class A	120,930
Class C	9,442
Administrator Class	9,336
Institutional Class	71,718
Shareholder servicing fees
Class A	143,965
Class C	11,240
Administrator Class	17,953
Distribution fee
Class C	33,720
Custody and accounting fees	10,738
Professional fees	19,916
Registration fees	33,938
Shareholder report expenses	24,552
Trustees’ fees and expenses	7,884
Other fees and expenses	4,610

Total expenses	1,453,173
Less: Fee waivers and/or expense reimbursements	(64,336)

Net expenses	1,388,837

Net investment income	363,817

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	8,420,123
Net change in unrealized gains (losses) on investments	(3,223,630)

Net realized and unrealized gains (losses) on investments	5,196,493

Net increase in net assets resulting from operations	$5,560,310

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo C&B Mid Cap Value Fund	13

	Six months ended March 31, 2018 (unaudited)		Year ended September 30, 2017

Operations
Net investment income		$363,817		$281,516
Net realized gains on investments		8,420,123		22,529,075
Net change in unrealized gains (losses) on investments		(3,223,630)		14,893,325

Net increase in net assets resulting from operations		5,560,310		37,703,916

Distributions to shareholders from
Net investment income
Class A		(10,376)		(83,058)
Administrator Class		(21,699)		(9,681)
Institutional Class		(345,183)		(150,215)

Total distributions to shareholders		(377,258)		(242,954)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	198,888	7,157,451	329,229	10,679,080
Class C	27,911	956,792	52,816	1,621,177
Administrator Class	216,109	7,920,847	460,062	15,785,454
Institutional Class	1,214,178	44,036,927	3,656,287	121,259,348

		60,072,017		149,345,059

Reinvestment of distributions
Class A	278	10,143	2,574	82,120
Administrator Class	473	17,441	154	4,968
Institutional Class	8,408	308,732	3,867	124,207

		336,316		211,295

Payment for shares redeemed
Class A	(436,762)	(16,006,816)	(1,145,224)	(37,191,746)
Class B	N/A	N/A	(2,793)[1]	(82,744)[1]
Class C	(23,621)	(806,274)	(56,912)	(1,760,044)
Administrator Class	(388,581)	(13,929,513)	(141,587)	(4,659,587)
Institutional Class	(1,128,846)	(40,984,276)	(1,971,512)	(66,556,409)

		(71,726,879)		(110,250,530)

Net increase (decrease) in net assets resulting from capital share transactions		(11,318,546)		39,305,824

Total increase (decrease) in net assets		(6,135,494)		76,766,786

Net assets
Beginning of period		250,642,165		173,875,379

End of period		$244,506,671		$250,642,165

Undistributed net investment income		$230,548		$243,989

[1]	For the period from October 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo C&B Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$35.07	$29.27	$25.12	$25.26	$23.74	$18.22
Net investment income	0.03 [1]	(0.00)[1,2]	0.07 [1]	0.05 [1]	0.06	0.10 [1]
Net realized and unrealized gains (losses) on investments	0.71	5.82	4.13	(0.14)	1.55	5.60

Total from investment operations	0.74	5.82	4.20	(0.09)	1.61	5.70
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.02)	(0.05)	(0.05)	(0.09)	(0.18)
Net asset value, end of period	$35.81	$35.07	$29.27	$25.12	$25.26	$23.74
Total return[3]	2.12%	19.89%	16.73%	(0.36)%	6.78%	31.59%
Ratios to average net assets (annualized)
Gross expenses	1.29%	1.30%	1.33%	1.35%	1.35%	1.38%
Net expenses	1.25%	1.25%	1.24%	1.20%	1.20%	1.20%
Net investment income	0.15%	(0.00)%	0.27%	0.18%	0.24%	0.49%
Supplemental data
Portfolio turnover rate	21%	54%	35%	41%	55%	48%
Net assets, end of period (000s omitted)	$109,183	$115,258	$120,020	$19,862	$21,465	$19,468

[1]	Calculated based upon average shares outstanding

[2]	Amount is more than $(0.005).

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo C&B Mid Cap Value Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$33.12	$27.83	$24.02	$24.29	$22.92	$17.60
Net investment loss	(0.10)[1]	(0.26)	(0.14)[1]	(0.15)[1]	(0.13)[1]	(0.05)[1]
Net realized and unrealized gains (losses) on investments	0.67	5.55	3.95	(0.12)	1.50	5.42

Total from investment operations	0.57	5.29	3.81	(0.27)	1.37	5.37
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.05)
Net asset value, end of period	$33.69	$33.12	$27.83	$24.02	$24.29	$22.92
Total return[2]	1.72%	19.01%	15.86%	(1.11)%	5.98%	30.58%
Ratios to average net assets (annualized)
Gross expenses	2.04%	2.05%	2.08%	2.10%	2.10%	2.13%
Net expenses	2.00%	2.00%	1.98%	1.95%	1.95%	1.95%
Net investment loss	(0.58)%	(0.74)%	(0.55)%	(0.57)%	(0.52)%	(0.26)%
Supplemental data
Portfolio turnover rate	21%	54%	35%	41%	55%	48%
Net assets, end of period (000s omitted)	$8,861	$8,567	$7,314	$6,737	$7,531	$7,598

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo C&B Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$35.52	$29.63	$25.42	$25.54	$24.01	$18.42
Net investment income	0.04 [1]	0.04 [1]	0.08 [1]	0.06 [1]	0.07 [1]	0.11 [1]
Net realized and unrealized gains (losses) on investments	0.72	5.89	4.19	(0.13)	1.56	5.67

Total from investment operations	0.76	5.93	4.27	(0.07)	1.63	5.78
Distributions to shareholders from
Net investment income	(0.05)	(0.04)	(0.06)	(0.05)	(0.10)	(0.19)
Net asset value, end of period	$36.23	$35.52	$29.63	$25.42	$25.54	$24.01
Total return[2]	2.15%	20.02%	16.82%	(0.30)%	6.82%	31.65%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.22%	1.25%	1.21%	1.19%	1.21%
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income	0.23%	0.12%	0.28%	0.22%	0.26%	0.53%
Supplemental data
Portfolio turnover rate	21%	54%	35%	41%	55%	48%
Net assets, end of period (000s omitted)	$15,465	$21,267	$8,302	$9,725	$12,830	$19,525

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo C&B Mid Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$35.41	$29.53	$25.34	$25.49	$23.95	$18.38
Net investment income	0.09 [1]	0.16	0.16	0.10	0.14	0.17 [1]
Net realized and unrealized gains (losses) on investments	0.72	5.82	4.17	(0.12)	1.55	5.64

Total from investment operations	0.81	5.98	4.33	(0.02)	1.69	5.81
Distributions to shareholders from
Net investment income	(0.12)	(0.10)	(0.14)	(0.13)	(0.15)	(0.24)
Net asset value, end of period	$36.10	$35.41	$29.53	$25.34	$25.49	$23.95
Total return[2]	2.29%	20.30%	17.11%	(0.09)%[2]	7.09%	31.98%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.97%	1.00%	0.94%	0.92%	0.95%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	0.52%	0.37%	0.54%	0.47%	0.54%	0.82%
Supplemental data
Portfolio turnover rate	21%	54%	35%	41%	55%	48%
Net assets, end of period (000s omitted)	$110,997	$105,550	$38,161	$18,229	$33,881	$24,628

[1]	Calculated based upon average shares outstanding

[2]	Total return reflects adjustments to conform with generally accepted accounting principles.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo C&B Mid Cap Value Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo C&B Mid Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

Notes to financial statements (unaudited)	Wells Fargo C&B Mid Cap Value Fund	19

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund, if any, seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2018, the aggregate cost of all investments for federal income tax purposes was $220,715,767 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$47,051,397
Gross unrealized losses	(36,031,852)
Net unrealized gains	$41,019,545

As of September 30, 2017, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $19,218,672 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

20	Wells Fargo C&B Mid Cap Value Fund	Notes to financial statements (unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$41,071,648	$0	$0	$41,071,648
Consumer staples	2,889,862	0	0	2,889,862
Energy	2,867,440	0	0	2,867,440
Financials	58,095,214	0	0	58,095,214
Health care	21,570,785	0	0	21,570,785
Industrials	49,238,321	0	0	49,238,321
Information technology	23,761,724	0	0	23,761,724
Materials	27,294,308	0	0	27,294,308
Real estate	3,942,870	0	0	3,942,870

Short-term investments
Investment companies	13,570,680	0	0	13,570,680
Investments measured at net asset value*				17,432,460
Total assets	$244,302,852	$0	$0	$261,735,312

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $17,432,460 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.75% and declining to 0.63% as the average

Notes to financial statements (unaudited)	Wells Fargo C&B Mid Cap Value Fund	21

daily net assets of the Fund increase. For the six months ended March 31, 2018, the management fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Cooke & Bieler, L.P. which is not an affiliate of Funds Management, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.25% for Class A shares, 2.00% for Class C shares, 1.15% for Administrator Class shares, and 0.90% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2018, Funds Distributor received $1,278 from the sale of Class A shares and $12 in contingent deferred sales charges from redemption of Class C shares. No contingent deferred sales charges were incurred by Class A shares for the six months ended March 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2018 were $49,796,054 and $62,099,336, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or

22	Wells Fargo C&B Mid Cap Value Fund	Notes to financial statements (unaudited)

emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended March 31, 2018, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo C&B Mid Cap Value Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo C&B Mid Cap Value Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo C&B Mid Cap Value Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

26	Wells Fargo C&B Mid Cap Value Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017

Executive Vice President of Wells Fargo & Company and Head of Affiliated

Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
C. David Messman** (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

**	David Messman was the Secretary and Chief Legal Officer until April 16, 2018.

List of abbreviations	Wells Fargo C&B Mid Cap Value Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309995 05-18 SA228/SAR228 03-18

Semi-Annual Report

March 31, 2018

Wells Fargo Common Stock Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Common Stock Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

During the last quarter of 2017, investors enjoyed consistently rising equity values globally.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Common Stock Fund for the six-month period that ended March 31, 2018. During the last quarter of 2017, investors enjoyed consistently rising equity values globally. During the final two months of the first quarter of 2018, market volatility returned and equity markets reversed their year-to-date gains.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 5.84% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 3.76%. Emerging market stocks, as measured by the MSCI EM Index (Net),3 added 8.96%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 1.08% and the Bloomberg Barclays Municipal Bond Index5 lost 0.37% while fixed-income investments outside the U.S. gained 5.31%, according to the Bloomberg Barclays Global Aggregate ex-USD Index.6 The ICE BofAML U.S. High Yield Index7 fell 0.51% during the period.

During the last three months of 2017, stocks advanced on synchronized global growth, which led to higher investor and consumer confidence. The first quarter of 2018 began with strong stock market gains in January. A strong January 2018 U.S. employment report and inflation concerns prompted equity volatility in February. Investor optimism for growth was supplanted with concerns over trade tensions, increased interest rates, and the prospect of new data privacy regulations.

Reactions to U.S. interest rate increases were uneven across the yield curve and globally.

The U.S. Federal Reserve (Fed) increased the federal funds rate twice during the six-month period for a combined 50 basis points (bps; 100 bps equals 1.00%). Internationally, central banks maintained low interest rates and accommodative monetary policies that supported business activity and stock values in foreign markets. A weaker U.S. dollar was generally supportive of business activity in regions around the globe. The Bank of Japan continued its accommodative monetary policies, and industrial production, retail sales, and fixed asset investment increased in China.

Globally, stocks moved higher during the last quarter of 2017. Low inflation and interest rates supported accelerating global economic growth and corporate earnings. Brief episodes of geopolitical tensions, often associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding U.S. trade policies, did not discourage investing activity.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[7]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo Common Stock Fund	3

Fed officials announced in October 2017 plans to begin unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattened yield curve persisted. The Fed raised the federal funds rate target to a range of 1.25% to 1.50% in December 2017 and began selling bonds held in its portfolio.

Positive economic and market news continued as 2017 closed and 2018 began.

In January 2018, fourth-quarter 2017 U.S. gross domestic product was reported to be growing at a reported 3.2% annual rate. The unemployment rate fell to a 17-year low of 4.1%. Tax reform passed and wage growth data improved, encouraging increased business and consumer spending.

Improving business and economic data globally continued to support stocks through January 2018. Political wrangling in the U.S. over budget resolutions could not dissuade investors from buying stocks as payrolls and factory orders increased. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Investor sentiment shifted in February as inflation concerns emerged in the U.S. when readings from the Producer Price Index in January rose 2.5% year over year. During February, the U.S. market endured a loss from January’s high of nearly 12% before recovering much of that loss. The Fed raised the federal funds rate in March 2018. Bond yields rose across the yield curve.

During January 2018, purchasing managers’ indices in China, the eurozone, India, and Japan reported data for December that indicated continued growth. Despite positive economic signals and business fundamentals, international stock values fell during February and March 2018, swept up in the selling momentum in U.S. markets.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

During February, the U.S. market endured a loss from January’s high of nearly 12% before recovering much of that loss.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Common Stock Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Ann M. Miletti

Christopher G. Miller, CFA®

Average annual total returns (%) as of March 31, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SCSAX)	11-30-2000	4.23	8.96	9.19	10.58	10.26	9.84	1.26	1.26
Class C (STSAX)	11-30-2000	8.71	9.44	9.00	9.71	9.44	9.00	2.01	2.01
Class R6 (SCSRX)	6-28-2013	–	–	–	10.99	10.74	10.19	0.83	0.83
Administrator Class (SCSDX)	7-30-2010	–	–	–	10.74	10.43	9.97	1.18	1.11
Institutional Class (SCNSX)	7-30-2010	–	–	–	10.98	10.70	10.17	0.93	0.86
Russell 2500TM Index[4]	–	–	–	–	12.31	11.55	10.28	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Common Stock Fund	5

Ten largest holdings (%) as of March 31, 2018[5]
E*TRADE Financial Corporation	2.81
Raymond James Financial Incorporated	2.19
LivaNova plc	2.07
Haemonetics Corporation	1.78
RSP Permian Incorporated	1.76
CNO Financial Group Incorporated	1.73
Steel Dynamics Incorporated	1.62
Genesee & Wyoming Incorporated Class A	1.57
Sterling BanCorp	1.57
Willis Towers Watson plc	1.57

Sector distribution as of March 31, 2018[6]

[1]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, the returns for Class R6 shares would be higher. Historical performance shown for Administrator Class and Institutional Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, the returns for Administrator and Institutional Class shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through January 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.26% for Class A, 2.01% for Class C, 0.85% for Class R6, 1.10% for Administrator Class, and 0.85% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, which represents approximately 16% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Common Stock Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2017 to March 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2017	Ending account value 3-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,055.73	$6.41	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Class C
Actual	$1,000.00	$1,051.46	$10.23	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.96	$10.05	2.00%
Class R6
Actual	$1,000.00	$1,057.61	$4.21	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.84	$4.13	0.82%
Administrator Class
Actual	$1,000.00	$1,056.58	$5.64	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54	1.10%
Institutional Class
Actual	$1,000.00	$1,057.80	$4.36	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28	0.85%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Common Stock Fund	7

Security name	Shares	Value

Common Stocks: 98.02%

Consumer Discretionary: 9.30%

Auto Components: 1.46%
Dana Incorporated	657,771	$16,944,181

Diversified Consumer Services: 0.69%
Houghton Mifflin Harcourt Company †	1,153,273	8,015,247

Hotels, Restaurants & Leisure: 1.24%
Jack in the Box Incorporated	168,939	14,415,565

Household Durables: 2.48%
Mohawk Industries Incorporated †	63,680	14,787,770
Whirlpool Corporation	91,058	13,941,890

		28,729,660

Internet & Direct Marketing Retail: 1.09%
Expedia Incorporated	113,938	12,579,895

Media: 1.14%
Interpublic Group of Companies Incorporated	572,666	13,188,498

Specialty Retail: 1.20%
Tractor Supply Company	220,094	13,870,324

Consumer Staples: 1.13%

Household Products: 1.13%
Church & Dwight Company Incorporated	260,021	13,094,658

Energy: 6.55%

Oil, Gas & Consumable Fuels: 6.55%
Cimarex Energy Company	140,602	13,146,287
Parsley Energy Incorporated Class A †	458,569	13,293,915
RSP Permian Incorporated †	434,644	20,376,111
Targa Resources Corporation	314,852	13,853,488
WPX Energy Incorporated †	1,030,370	15,228,869

		75,898,670

Financials: 18.14%

Banks: 6.24%
Bank of the Ozarks Incorporated	155,927	7,526,596
First Horizon National Corporation	703,092	13,239,222
MB Financial Incorporated	390,192	15,794,972
PacWest Bancorp	354,668	17,566,706
Sterling BanCorp	805,642	18,167,227

		72,294,723

Capital Markets: 5.00%
E*TRADE Financial Corporation †	588,231	32,593,880

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Common Stock Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Shares	Value

Capital Markets (continued)
Raymond James Financial Incorporated	283,295	$25,329,406

		57,923,286

Insurance: 6.90%
Arch Capital Group Limited †	154,716	13,242,142
CNO Financial Group Incorporated	924,376	20,031,228
Reinsurance Group of America Incorporated	92,758	14,284,732
RenaissanceRe Holdings Limited	102,725	14,228,440
Willis Towers Watson plc	119,239	18,146,983

		79,933,525

Health Care: 15.30%

Biotechnology: 2.59%
Alkermes plc †	235,322	13,639,263
BioMarin Pharmaceutical Incorporated †	93,903	7,612,716
Neurocrine Biosciences Incorporated †	105,414	8,741,983

		29,993,962

Health Care Equipment & Supplies: 5.41%
Haemonetics Corporation †	281,888	20,622,926
Hologic Incorporated †	483,234	18,053,622
LivaNova plc †	271,557	24,032,795

		62,709,343

Health Care Providers & Services: 5.07%
HealthEquity Incorporated †	205,842	12,461,675
Humana Incorporated	49,944	13,426,446
Laboratory Corporation of America Holdings †	107,815	17,439,076
Universal Health Services Incorporated Class B	130,097	15,404,786

		58,731,983

Life Sciences Tools & Services: 2.23%
Agilent Technologies Incorporated	221,483	14,817,213
PerkinElmer Incorporated	144,817	10,965,543

		25,782,756

Industrials: 18.80%

Aerospace & Defense: 0.76%
Hexcel Corporation	135,925	8,779,396

Airlines: 1.59%
Alaska Air Group Incorporated	93,861	5,815,628
Spirit Airlines Incorporated †«	335,475	12,674,246

		18,489,874

Commercial Services & Supplies: 3.66%
Republic Services Incorporated	198,938	13,175,664
Steelcase Incorporated Class A	969,692	13,187,811

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Common Stock Fund	9

Security name	Shares	Value

Commercial Services & Supplies (continued)
Stericycle Incorporated †	273,768	$16,023,641

		42,387,116

Electrical Equipment: 4.19%
AMETEK Incorporated	189,013	14,359,318
Hubbell Incorporated	143,243	17,444,133
Sensata Technologies Holding †	322,553	16,717,922

		48,521,373

Industrial Conglomerates: 1.34%
Carlisle Companies Incorporated	148,870	15,543,517

Machinery: 2.40%
Rexnord Corporation †	400,854	11,897,347
Wabtec Corporation «	195,341	15,900,757

		27,798,104

Road & Rail: 2.68%
Genesee & Wyoming Incorporated Class A †	257,621	18,236,991
Hertz Global Holdings Incorporated †«	645,622	12,815,597

		31,052,588

Trading Companies & Distributors: 2.18%
GATX Corporation «	133,683	9,155,949
MRC Global Incorporated †	980,423	16,118,154

		25,274,103

Information Technology: 14.54%

Electronic Equipment, Instruments & Components: 0.79%
Avnet Incorporated	218,874	9,140,178

Internet Software & Services: 1.46%
Cornerstone OnDemand Incorporated †	431,155	16,862,472

IT Services: 2.99%
Amdocs Limited	197,795	13,196,882
Gartner Incorporated †	78,439	9,225,995
Global Payments Incorporated	110,066	12,274,560

		34,697,437

Semiconductors & Semiconductor Equipment: 3.41%
Integrated Device Technology Incorporated †	360,427	11,014,649
Maxim Integrated Products Incorporated	237,546	14,305,020
ON Semiconductor Corporation †	578,312	14,145,512

		39,465,181

Software: 4.97%
Fortinet Incorporated †	282,924	15,159,068
Nuance Communications Incorporated †	741,226	11,674,310

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Common Stock Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name		Shares	Value

Software (continued)
Red Hat Incorporated †		93,221	$13,937,472
Zendesk Incorporated †		350,457	16,776,377

			57,547,227

Technology Hardware, Storage & Peripherals: 0.92%
Diebold Nixdorf Incorporated «		696,094	10,719,848

Materials: 7.25%

Chemicals: 3.31%
Axalta Coating Systems Limited †		444,585	13,422,021
International Flavors & Fragrances Incorporated		77,646	10,630,514
Valvoline Incorporated		647,682	14,333,203

			38,385,738

Containers & Packaging: 1.11%
Crown Holdings Incorporated †		252,131	12,795,648

Metals & Mining: 2.83%
Royal Gold Incorporated		163,172	14,011,580
Steel Dynamics Incorporated		425,577	18,819,015

			32,830,595

Real Estate: 7.01%

Equity REITs: 7.01%
Camden Property Trust		126,299	10,631,850
Hudson Pacific Properties Incorporated		388,314	12,631,854
Physicians Realty Trust		955,750	14,881,028
SBA Communications Corporation †		89,664	15,325,371
Sun Communities Incorporated		166,058	15,172,714
Taubman Centers Incorporated		221,944	12,630,833

			81,273,650

Total Common Stocks (Cost $782,114,524)			1,135,670,321

Exchange-Traded Funds: 1.19%
SPDR S&P Biotech ETF «		157,633	13,829,143

Total Exchange-Traded Funds (Cost $7,075,332)			13,829,143

	Yield
Short-Term Investments: 5.68%

Investment Companies: 5.68%
Securities Lending Cash Investment LLC (l)(r)(u)	1.89%	55,392,492	55,398,031
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.54	10,373,349	10,373,349

Total Short-Term Investments (Cost $65,769,083)			65,771,380

Total investments in securities (Cost $854,958,939)	104.89%	1,215,270,844
Other assets and liabilities, net	(4.89)	(56,663,497)

Total net assets	100.00%	$1,158,607,347

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Common Stock Fund	11

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	73,560,412	194,777,763	212,945,683	55,392,492	$0	$0	$175,110	$55,398,031
Wells Fargo Government Money Market Fund Select Class	13,029,319	160,174,913	162,830,883	10,373,349	0	0	119,853	10,373,349

					$0	$0	$294,963	$65,771,380	5.68%

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Common Stock Fund	Statement of assets and liabilities—March 31, 2018 (unaudited)

Assets
Investments in unaffiliated securities (including $52,861,347 of securities loaned), at value (cost $789,189,856)	$1,149,499,464
Investments in affiliated securities, at value (cost $65,769,083)	65,771,380
Cash	240,120
Receivable for investments sold	9,865,718
Receivable for Fund shares sold	754,223
Receivable for dividends	930,233
Receivable for securities lending income	28,961
Prepaid expenses and other assets	4,480

Total assets	1,227,094,579

Liabilities
Payable upon receipt of securities loaned	55,394,647
Payable for investments purchased	11,617,110
Management fee payable	775,593
Administration fee payable	199,363
Payable for Fund shares redeemed	141,059
Distribution fee payable	12,084
Trustees’ fees and expenses payable	2,579
Accrued expenses and other liabilities	344,797

Total liabilities	68,487,232

Total net assets	$1,158,607,347

NET ASSETS CONSIST OF
Paid-in capital	$720,017,393
Accumulated net investment loss	(783,174)
Accumulated net realized gains on investments	79,061,223
Net unrealized gains on investments	360,311,905

Total net assets	$1,158,607,347

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$942,172,112
Shares outstanding – Class A1	41,257,893
Net asset value per share – Class A	$22.84
Maximum offering price per share – Class A2	$24.23
Net assets – Class C	$18,130,268
Shares outstanding – Class C1	1,056,525
Net asset value per share – Class C	$17.16
Net assets – Class R6	$33,408,309
Shares outstanding – Class R6[1]	1,397,233
Net asset value per share – Class R6	$23.91
Net assets – Administrator Class	$5,235,614
Shares outstanding – Administrator Class[1]	225,303
Net asset value per share – Administrator Class	$23.24
Net assets – Institutional Class	$159,661,044
Shares outstanding – Institutional Class[1]	6,693,805
Net asset value per share – Institutional Class	$23.85

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended March 31, 2018 (unaudited)	Wells Fargo Common Stock Fund	13

Investment income
Dividends	$6,152,777
Income from affiliated securities	294,963

Total investment income	6,447,740

Expenses
Management fee	4,647,466
Administration fees
Class A	1,010,065
Class C	19,900
Class R6	10,128
Administrator Class	3,839
Institutional Class	108,327
Shareholder servicing fees
Class A	1,202,458
Class C	23,690
Administrator Class	7,382
Distribution fee
Class C	71,071
Custody and accounting fees	37,594
Professional fees	25,826
Registration fees	55,588
Shareholder report expenses	35,181
Trustees’ fees and expenses	12,451
Other fees and expenses	17,936

Total expenses	7,288,902
Less: Fee waivers and/or expense reimbursements	(61,847)

Net expenses	7,227,055

Net investment loss	(779,315)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	102,805,948
Net change in unrealized gains (losses) on investments	(33,453,928)

Net realized and unrealized gains (losses) on investments	69,352,020

Net increase in net assets resulting from operations	$68,572,705

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Common Stock Fund	Statement of changes in net assets

	Six months ended March 31, 2018 (unaudited)		Year ended September 30, 2017

Operations
Net investment loss		$(779,315)		$(3,746,611)
Net realized gains on investments		102,805,948		121,745,388
Net change in unrealized gains (losses) on investments		(33,453,928)		68,747,398

Net increase in net assets resulting from operations		68,572,705		186,746,175

Distributions to shareholders from
Net realized gains
Class A		(97,640,556)		(34,833,443)
Class C		(2,494,352)		(1,072,237)
Class R6		(11,401,103)		(3,722,907)
Administrator Class		(613,023)		(308,980)
Institutional Class		(16,747,502)		(6,486,421)

Total distributions to shareholders		(128,896,536)		(46,423,988)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	380,168	8,906,397	975,399	21,721,156
Class C	22,174	392,263	58,484	1,036,989
Class R6	135,033	3,383,136	851,975	19,951,604
Administrator Class	3,765	90,306	68,428	1,537,967
Institutional Class	403,321	9,955,278	1,763,589	41,457,596

		22,727,380		85,705,312

Reinvestment of distributions
Class A	4,106,240	92,965,271	1,499,574	33,260,548
Class C	137,871	2,350,702	52,926	920,375
Class R6	481,095	11,397,143	161,865	3,722,907
Administrator Class	24,808	571,322	13,054	293,584
Institutional Class	696,871	16,460,103	279,367	6,411,478

		123,744,541		44,608,892

Payment for shares redeemed
Class A	(2,410,436)	(57,057,540)	(6,314,787)	(142,096,079)
Class B	N/A	N/A	(1,872)[1]	(33,351)[1]
Class C	(115,964)	(2,089,169)	(442,603)	(7,836,662)
Class R6	(3,838,409)	(90,665,472)	(954,160)	(22,265,015)
Administrator Class	(62,735)	(1,520,866)	(589,682)	(13,418,635)
Institutional Class	(1,116,011)	(27,310,982)	(3,134,026)	(73,012,502)

		(178,644,029)		(258,662,244)

Net decrease in net assets resulting from capital share transactions		(32,172,108)		(128,348,040)

Total increase (decrease) in net assets		(92,495,939)		11,974,147

Net assets
Beginning of period		1,251,103,286		1,239,129,139

End of period		$1,158,607,347		$1,251,103,286

Accumulated net investment loss		$(783,174)		$(3,859)

[1]	For the period from October 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Common Stock Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$24.06	$21.50	$21.62	$24.79	$24.45	$21.18
Net investment loss	(0.02)	(0.09)	(0.01)[1]	(0.04)[1]	(0.07)	(0.02)
Net realized and unrealized gains (losses) on investments	1.34	3.48	2.45	(0.32)	2.48	4.72

Total from investment operations	1.32	3.39	2.44	(0.36)	2.41	4.70
Distributions to shareholders from
Net realized gains	(2.54)	(0.83)	(2.56)	(2.81)	(2.07)	(1.43)
Net asset value, end of period	$22.84	$24.06	$21.50	$21.62	$24.79	$24.45
Total return[2]	5.57%	16.10%	12.43%	(1.76)%	10.26%	23.72%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.25%	1.25%	1.27%	1.28%	1.30%
Net expenses	1.25%	1.25%	1.25%	1.26%	1.26%	1.26%
Net investment loss	(0.19)%	(0.38)%	(0.05)%	(0.19)%	(0.27)%	(0.05)%
Supplemental data
Portfolio turnover rate	17%	35%	32%	51%	38%	40%
Net assets, end of period (000s omitted)	$942,172	$942,596	$924,864	$127,732	$277,517	$292,806

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Common Stock Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$18.75	$17.04	$17.77	$21.02	$21.18	$18.67
Net investment loss	(0.09)[1]	(0.20)[1]	(0.14)[1]	(0.18)	(0.22)[1]	(0.16)[1]
Net realized and unrealized gains (losses) on investments	1.04	2.74	1.97	(0.26)	2.13	4.10

Total from investment operations	0.95	2.54	1.83	(0.44)	1.91	3.94
Distributions to shareholders from
Net realized gains	(2.54)	(0.83)	(2.56)	(2.81)	(2.07)	(1.43)
Net asset value, end of period	$17.16	$18.75	$17.04	$17.77	$21.02	$21.18
Total return[2]	5.15%	15.29%	11.52%	(2.49)%	9.42%	22.78%
Ratios to average net assets (annualized)
Gross expenses	2.00%	2.00%	2.00%	2.02%	2.03%	2.05%
Net expenses	2.00%	2.00%	2.00%	2.00%	2.01%	2.01%
Net investment loss	(0.95)%	(1.14)%	(0.87)%	(0.93)%	(1.01)%	(0.81)%
Supplemental data
Portfolio turnover rate	17%	35%	32%	51%	38%	40%
Net assets, end of period (000s omitted)	$18,130	$18,978	$22,902	$25,668	$30,245	$29,483

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Common Stock Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
CLASS R6		2017	2016	2015	2014	2013[1]
Net asset value, beginning of period	$25.03	$22.25	$22.20	$25.27	$24.78	$22.83
Net investment income	0.02 [2]	0.01	0.07 [2]	0.05	0.07 [2]	0.01
Net realized and unrealized gains (losses) on investments	1.40	3.60	2.54	(0.31)	2.49	1.94

Total from investment operations	1.42	3.61	2.61	(0.26)	2.56	1.95
Distributions to shareholders from
Net realized gains	(2.54)	(0.83)	(2.56)	(2.81)	(2.07)	0.00
Net asset value, end of period	$23.91	$25.03	$22.25	$22.20	$25.27	$24.78
Total return[3]	5.76%	16.56%	12.91%	(1.29)%	10.76%	8.54%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.82%	0.82%	0.80%	0.80%	0.81%
Net expenses	0.82%	0.82%	0.82%	0.80%	0.80%	0.81%
Net investment income	0.17%	0.05%	0.32%	0.28%	0.27%	0.18%
Supplemental data
Portfolio turnover rate	17%	35%	32%	51%	38%	40%
Net assets, end of period (000s omitted)	$33,408	$115,641	$101,436	$95,037	$95,213	$27

[1]	For the period from June 28, 2013 (commencement of class operations) to September 30, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Common Stock Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$24.42	$21.78	$21.84	$24.98	$24.59	$21.26
Net investment income (loss)	(0.01)[1]	(0.06)[1]	0.02	(0.01)[1]	(0.02)[1]	0.01
Net realized and unrealized gains (losses) on investments	1.37	3.53	2.48	(0.32)	2.48	4.75

Total from investment operations	1.36	3.47	2.50	(0.33)	2.46	4.76
Distributions to shareholders from
Net realized gains	(2.54)	(0.83)	(2.56)	(2.81)	(2.07)	(1.43)
Net asset value, end of period	$23.24	$24.42	$21.78	$21.84	$24.98	$24.59
Total return[2]	5.66%	16.26%	12.59%	(1.62)%	10.41%	23.92%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.17%	1.17%	1.12%	1.11%	1.11%
Net expenses	1.10%	1.10%	1.10%	1.10%	1.09%	1.09%
Net investment income (loss)	(0.06)%	(0.27)%	0.03%	(0.03)%	(0.07)%	0.11%
Supplemental data
Portfolio turnover rate	17%	35%	32%	51%	38%	40%
Net assets, end of period (000s omitted)	$5,236	$6,336	$16,720	$18,050	$45,364	$24,871

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Common Stock Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$24.97	$22.20	$22.16	$25.25	$24.77	$21.37
Net investment income	0.03	0.00 [1,2]	0.06 [1]	0.03	0.03	0.07 [1]
Net realized and unrealized gains (losses) on investments	1.39	3.60	2.54	(0.31)	2.52	4.76

Total from investment operations	1.42	3.60	2.60	(0.28)	2.55	4.83
Distributions to shareholders from
Net realized gains	(2.54)	(0.83)	(2.56)	(2.81)	(2.07)	(1.43)
Net asset value, end of period	$23.85	$24.97	$22.20	$22.16	$25.25	$24.77
Total return[3]	5.78%	16.55%	12.88%	(1.38)%	10.72%	24.14%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.92%	0.92%	0.86%	0.85%	0.87%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.87%
Net investment income	0.21%	0.02%	0.28%	0.24%	0.14%	0.33%
Supplemental data
Portfolio turnover rate	17%	35%	32%	51%	38%	40%
Net assets, end of period (000s omitted)	$159,661	$167,552	$173,175	$226,729	$223,525	$197,453

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Common Stock Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Common Stock Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

Notes to financial statements (unaudited)	Wells Fargo Common Stock Fund	21

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2018, the aggregate cost of all investments for federal income tax purposes was $852,715,425 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$395,020,370
Gross unrealized losses	(32,464,951)
Net unrealized gains	$362,555,419

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy

22	Wells Fargo Common Stock Fund	Notes to financial statements (unaudited)

based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$107,743,370	$0	$0	$107,743,370
Consumer staples	13,094,658	0	0	13,094,658
Energy	75,898,670	0	0	75,898,670
Financials	210,151,534	0	0	210,151,534
Health care	177,218,044	0	0	177,218,044
Industrials	217,846,071	0	0	217,846,071
Information technology	168,432,343	0	0	168,432,343
Materials	84,011,981	0	0	84,011,981
Real estate	81,273,650	0	0	81,273,650

Exchange-traded funds	13,829,143	0	0	13,829,143

Short-term investments
Investment companies	10,373,349	0	0	10,373,349
Investments measured at net asset value*				55,398,031
Total assets	$1,159,872,813	$0	$0	$1,215,270,844

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $55,398,031 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.80% and declining to 0.63% as the average daily net assets of the Fund increase. For the six months ended March 31, 2018, the management fee was equivalent to an annual rate of 0.76% of the Fund’s average daily net assets.

Notes to financial statements (unaudited)	Wells Fargo Common Stock Fund	23

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.26% for Class A shares, 2.01% for Class C shares, 0.85% for Class R6 shares, 1.10% for Administrator Class shares, and 0.85% for Institutional shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2018, Funds Distributor received $1,482 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2018 were $210,587,906 and $369,126,553, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged

24	Wells Fargo Common Stock Fund	Notes to financial statements (unaudited)

to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended March 31, 2018, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Common Stock Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Common Stock Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Common Stock Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

28	Wells Fargo Common Stock Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
C. David Messman** (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

**	David Messman was the Secretary and Chief Legal Officer until April 16, 2018.

List of abbreviations	Wells Fargo Common Stock Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind— including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309996 05-18 SA229/SAR229 03-18

Semi-Annual Report

March 31, 2018

Wells Fargo Discovery Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Discovery Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

During the last quarter of 2017, investors enjoyed consistently rising equity values globally.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Discovery Fund for the six-month period that ended March 31, 2018. During the last quarter of 2017, investors enjoyed consistently rising equity values globally. During the final two months of the first quarter of 2018, market volatility returned and equity markets reversed their year-to-date gains.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 5.84% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 3.76%. Emerging market stocks, as measured by the MSCI EM Index (Net),3 added 8.96%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 1.08% and the Bloomberg Barclays Municipal Bond Index5 lost 0.37% while fixed-income investments outside the U.S. gained 5.31%, according to the Bloomberg Barclays Global Aggregate ex-USD Index.6 The ICE BofAML U.S. High Yield Index7 fell 0.51% during the period.

During the last three months of 2017, stocks advanced on synchronized global growth, which led to higher investor and consumer confidence. The first quarter of 2018 began with strong stock market gains in January. A strong January 2018 U.S. employment report and inflation concerns prompted equity volatility in February. Investor optimism for growth was supplanted with concerns over trade tensions, increased interest rates, and the prospect of new data privacy regulations.

Reactions to U.S. interest rate increases were uneven across the yield curve and globally.

The U.S. Federal Reserve (Fed) increased the federal funds rate twice during the six-month period for a combined 50 basis points (bps; 100 bps equals 1.00%). Internationally, central banks maintained low interest rates and accommodative monetary policies that supported business activity and stock values in foreign markets. A weaker U.S. dollar was generally supportive of business activity in regions around the globe. The Bank of Japan continued its accommodative monetary policies, and industrial production, retail sales, and fixed asset investment increased in China.

Globally, stocks moved higher during the last quarter of 2017. Low inflation and interest rates supported accelerating global economic growth and corporate earnings. Brief episodes of geopolitical tensions, often associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding U.S. trade policies, did not discourage investing activity.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[7]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo Discovery Fund	3

Fed officials announced in October 2017 plans to begin unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattened yield curve persisted. The Fed raised the federal funds rate target to a range of 1.25% to 1.50% in December 2017 and began selling bonds held in its portfolio.

Positive economic and market news continued as 2017 closed and 2018 began.

In January 2018, fourth-quarter 2017 U.S. gross domestic product was reported to be growing at a reported 3.2% annual rate. The unemployment rate fell to a 17-year low of 4.1%. Tax reform passed and wage growth data improved, encouraging increased business and consumer spending.

Improving business and economic data globally continued to support stocks through January 2018. Political wrangling in the U.S. over budget resolutions could not dissuade investors from buying stocks as payrolls and factory orders increased. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Investor sentiment shifted in February as inflation concerns emerged in the U.S. when readings from the Producer Price Index in January rose 2.5% year over year. During February, the U.S. market endured a loss from January’s high of nearly 12% before recovering much of that loss. The Fed raised the federal funds rate in March 2018. Bond yields rose across the yield curve.

During January 2018, purchasing managers’ indices in China, the eurozone, India, and Japan reported data for December that indicated continued growth. Despite positive economic signals and business fundamentals, international stock values fell during February and March 2018, swept up in the selling momentum in U.S. markets.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

During February, the U.S. market endured a loss from January’s high of nearly 12% before recovering much of that loss.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Discovery Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael T. Smith, CFA®

Christopher J. Warner, CFA®

Average annual total returns (%) as of March 31, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFDAX)	7-31-2007	14.19	10.98	10.85	21.16	12.31	11.51	1.21	1.21
Class C (WDSCX)	7-31-2007	19.24	11.47	10.67	20.24	11.47	10.67	1.96	1.96
Class R6 (WFDRX)	6-28-2013	–	–	–	21.68	12.80	11.96	0.78	0.78
Administrator Class (WFDDX)	4-8-2005	–	–	–	21.27	12.43	11.64	1.13	1.13
Institutional Class (WFDSX)	8-31-2006	–	–	–	21.54	12.71	11.92	0.88	0.88
Russell 2500TM Growth Index[4]	–	–	–	–	19.92	13.37	11.17	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Discovery Fund	5

Ten largest holdings (%) as of March 31, 2018[5]
Waste Connections Incorporated	2.65
WEX Incorporated	2.39
Bright Horizons Family Solutions Incorporated	2.11
BWX Technologies Incorporated	1.95
Gartner Incorporated	1.94
MercadoLibre Incorporated	1.86
Take-Two Interactive Software Incorporated	1.81
Veeva Systems Incorporated Class A	1.78
The Brink’s Company	1.72
SiteOne Landscape Supply Incorporated	1.71

Sector distribution as of March 31, 2018[6]

[1]	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, the returns for Class R6 shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through January 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.22% for Class A, 1.97% for Class C, 0.84% for Class R6, 1.15% for Administrator Class, and 0.89% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	The Russell 2500™ Growth Index measures the performance of those Russell 2500 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Discovery Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2017 to March 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2017	Ending account value 3-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,094.31	$6.32	1.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.09	1.21%
Class C
Actual	$1,000.00	$1,090.17	$10.21	1.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.16	$9.85	1.96%
Class R6
Actual	$1,000.00	$1,096.49	$4.08	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.04	$3.93	0.78%
Administrator Class
Actual	$1,000.00	$1,094.82	$5.90	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.69	1.13%
Institutional Class
Actual	$1,000.00	$1,095.73	$4.60	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.54	$4.43	0.88%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Discovery Fund	7

Security name	Shares	Value

Common Stocks: 97.15%

Consumer Discretionary: 13.79%

Diversified Consumer Services: 3.73%
Adtalem Global Education Incorporated †	897,200	$42,661,860
Bright Horizons Family Solutions Incorporated †	558,340	55,677,665

		98,339,525

Hotels, Restaurants & Leisure: 5.48%
Eldorado Resorts Incorporated †«	807,600	26,650,800
Hilton Grand Vacations Incorporated †	1,033,638	44,467,107
Six Flags Entertainment Corporation «	584,140	36,368,556
Vail Resorts Incorporated	167,014	37,027,004

		144,513,467

Household Durables: 1.34%
NVR Incorporated †	12,600	35,280,000

Internet & Direct Marketing Retail: 0.45%
Vipshop Holdings Limited ADR †	723,100	12,017,922

Media: 1.18%
Cinemark Holdings Incorporated «	823,705	31,028,967

Specialty Retail: 1.61%
Burlington Stores Incorporated †	319,965	42,603,340

Consumer Staples: 2.70%

Beverages: 1.38%
National Beverage Corporation «	408,200	36,337,964

Food Products: 1.32%
Lamb Weston Holdings Incorporated	598,400	34,838,848

Energy: 1.18%

Oil, Gas & Consumable Fuels: 1.18%
Diamondback Energy Incorporated †	247,165	31,271,316

Financials: 3.62%

Capital Markets: 1.25%
Raymond James Financial Incorporated	369,345	33,023,136

Consumer Finance: 1.26%
SLM Corporation †	2,961,800	33,201,778

Thrifts & Mortgage Finance: 1.11%
Radian Group Incorporated	1,544,300	29,403,472

Health Care: 18.22%

Biotechnology: 4.74%
Armo Biosciences Incorporated †«	178,000	6,658,980
Array BioPharma Incorporated †	1,235,079	20,156,489

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Discovery Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Shares	Value

Biotechnology (continued)
CRISPR Therapeutics AG †«	300,569	$13,739,009
Exelixis Incorporated †	1,046,338	23,176,387
Flexion Therapeutics Incorporated †«	975,403	21,858,781
Puma Biotechnology Incorporated †	183,100	12,459,955
Sarepta Therapeutics Incorporated †	207,235	15,354,041
Tesaro Incorporated †«	203,000	11,599,420

		125,003,062

Health Care Equipment & Supplies: 7.21%
Haemonetics Corporation †	229,700	16,804,852
Hill-Rom Holdings Incorporated	478,170	41,600,790
Hologic Incorporated †	966,900	36,123,384
ICU Medical Incorporated †	165,061	41,661,396
Insulet Corporation †	452,395	39,213,599
iRhythm Technologies Incorporated †	235,100	14,799,545

		190,203,566

Health Care Providers & Services: 3.24%
Amedisys Incorporated †	491,252	29,642,146
Molina Healthcare Incorporated †	236,100	19,166,598
WellCare Health Plans Incorporated †	190,000	36,789,700

		85,598,444

Health Care Technology: 1.78%
Veeva Systems Incorporated Class A †	642,300	46,900,746

Life Sciences Tools & Services: 1.01%
Bio-Rad Laboratories Incorporated Class A †	106,400	26,608,512

Pharmaceuticals: 0.24%
MyoKardia Incorporated †	132,245	6,453,556

Industrials: 20.46%

Aerospace & Defense: 4.91%
BWX Technologies Incorporated	811,300	51,541,889
Curtiss-Wright Corporation	296,800	40,088,776
Mercury Computer Systems Incorporated †	783,591	37,863,117

		129,493,782

Building Products: 1.38%
A.O. Smith Corporation	570,700	36,290,813

Commercial Services & Supplies: 4.38%
The Brink’s Company	637,600	45,492,760
Waste Connections Incorporated	975,429	69,977,276

		115,470,036

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Discovery Fund	9

Security name	Shares	Value

Machinery: 4.25%
Evoqua Water Technologies Company †	1,930,711	$41,104,837
John Bean Technologies Corporation	306,101	34,711,853
Nordson Corporation	266,800	36,375,512

		112,192,202

Professional Services: 1.58%
TransUnion †	734,350	41,696,393

Road & Rail: 0.61%
Saia Incorporated †	214,800	16,142,220

Trading Companies & Distributors: 3.35%
SiteOne Landscape Supply Incorporated †	585,143	45,079,417
Univar Incorporated †	1,562,741	43,366,063

		88,445,480

Information Technology: 35.40%

Electronic Equipment, Instruments & Components: 6.01%
Littelfuse Incorporated	169,324	35,249,870
National Instruments Corporation	525,700	26,584,649
Novanta Incorporated †	540,740	28,199,591
Universal Display Corporation	288,235	29,111,735
Zebra Technologies Corporation Class A †	283,400	39,446,446

		158,592,291

Internet Software & Services: 9.80%
Box Incorporated Class A †	1,983,400	40,758,870
Envestnet Incorporated †	511,725	29,321,843
Etsy Incorporated †	1,049,200	29,440,552
LogMeIn Incorporated	312,100	36,063,155
Match Group Incorporated †«	777,400	34,547,656
MercadoLibre Incorporated	137,400	48,967,986
Yandex NV Class A †	997,122	39,336,463

		258,436,525

IT Services: 10.57%
Black Knight Incorporated †	870,419	40,996,735
EPAM Systems Incorporated †	285,679	32,715,959
Euronet Worldwide Incorporated †	367,972	29,040,350
Gartner Incorporated †	436,200	51,305,844
Switch Incorporated Class A «	1,411,381	22,455,072
Total System Services Incorporated	456,200	39,351,812
WEX Incorporated †	402,600	63,055,212

		278,920,984

Semiconductors & Semiconductor Equipment: 3.28%
MKS Instruments Incorporated	384,600	44,478,990
Teradyne Incorporated	918,500	41,984,635

		86,463,625

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Discovery Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name		Shares	Value

Software: 4.68%
Proofpoint Incorporated †		275,944	$31,361,036
Take-Two Interactive Software Incorporated †		488,800	47,794,864
The Ultimate Software Group Incorporated †		182,300	44,426,510

			123,582,410

Technology Hardware, Storage & Peripherals: 1.06%
NCR Corporation †		886,700	27,948,784

Materials: 1.78%

Chemicals: 0.72%
Albemarle Corporation		206,500	19,150,810

Construction Materials: 1.06%
Vulcan Materials Company		244,600	27,925,982

Total Common Stocks (Cost $2,001,271,542)			2,563,379,958

	Yield
Short-Term Investments: 8.21%

Investment Companies: 8.21%
Securities Lending Cash Investment LLC (l)(r)(u)	1.89%	139,100,177	139,114,087
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.54	77,342,165	77,342,165

Total Short-Term Investments (Cost $216,453,264)			216,456,252

Total investments in securities (Cost $2,217,724,806)	105.36%	2,779,836,210
Other assets and liabilities, net	(5.36)	(141,303,254)

Total net assets	100.00%	$2,638,532,956

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	138,258,417	551,681,390	550,839,630	139,100,177	$0	$0	$620,531	$139,114,087
Wells Fargo Government Money Market Fund Select Class	63,484,377	363,616,931	349,759,143	77,342,165	0	0	224,544	77,342,165

					$0	$0	$845,075	$216,456,252	8.21%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2018 (unaudited)	Wells Fargo Discovery Fund	11

Assets
Investments in unaffiliated securities (including $135,577,622 of securities loaned), at value (cost $2,001,271,542)	$2,563,379,958
Investments in affiliated securities, at value (cost $216,453,264)	216,456,252
Cash	112,928
Receivable for Fund shares sold	2,740,003
Receivable for dividends	573,130
Receivable for securities lending income	175,182

Total assets	2,783,437,453

Liabilities
Payable upon receipt of securities loaned	139,108,770
Payable for investments purchased	1,786,412
Management fee payable	1,703,240
Payable for Fund shares redeemed	1,301,603
Administration fees payable	317,853
Distribution fee payable	26,581
Trustees’ fees and expenses payable	2,474
Accrued expenses and other liabilities	657,564

Total liabilities	144,904,497

Total net assets	$2,638,532,956

NET ASSETS CONSIST OF
Paid-in capital	$1,876,982,524
Accumulated net investment loss	(5,621,004)
Accumulated net realized gains on investments	205,060,032
Net unrealized gains on investments	562,111,404

Total net assets	$2,638,532,956

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$628,785,289
Shares outstanding – Class A1	18,715,569
Net asset value per share – Class A	$33.60
Maximum offering price per share – Class A2	$35.65
Net assets – Class C	$39,772,188
Shares outstanding – Class C1	1,340,484
Net asset value per share – Class C	$29.67
Net assets – Class R6	$414,434,456
Shares outstanding – Class R6[1]	11,393,725
Net asset value per share – Class R6	$36.37
Net assets – Administrator Class	$319,801,363
Shares outstanding – Administrator Class[1]	9,222,218
Net asset value per share – Administrator Class	$34.68
Net assets – Institutional Class	$1,235,739,660
Shares outstanding – Institutional Class[1]	34,133,025
Net asset value per share – Institutional Class	$36.20

[1]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

[2]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Discovery Fund	Statement of operations—six months ended March 31, 2018 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $43,473)	$6,495,430
Securities lending income from affiliates, net	620,531
Income from affiliated securities	224,544

Total investment income	7,340,505

Expenses
Management fee	9,437,630
Administration fees
Class A	663,156
Class C	42,267
Class R6	58,311
Administrator Class	215,708
Institutional Class	792,499
Shareholder servicing fees
Class A	789,472
Class C	50,318
Administrator Class	414,824
Distribution fee
Class C	150,955
Custody and accounting fees	74,433
Professional fees	21,638
Registration fees	106,605
Shareholder report expenses	96,642
Trustees’ fees and expenses	12,270
Other fees and expenses	34,385

Total expenses	12,961,113

Net investment loss	(5,620,608)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	222,277,941
Net change in unrealized gains (losses) on investments	18,523,005

Net realized and unrealized gains (losses) on investments	240,800,946

Net increase in net assets resulting from operations	$235,180,338

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Discovery Fund	13

	Six months ended March 31, 2018 (unaudited)		Year ended September 30, 2017

Operations
Net investment loss		$(5,620,608)		$(12,091,379)
Net realized gains on investments		222,277,941		442,264,301
Net change in unrealized gains (losses) on investments		18,523,005		90,993,116

Net increase in net assets resulting from operations		235,180,338		521,166,038

Distributions to shareholders from
Net realized gains
Class A		(99,511,453)		(8,136,174)
Class C		(7,025,882)		(671,858)
Class R6		(54,328,520)		(3,804,488)
Administrator Class		(51,960,260)		(4,526,561)
Institutional Class		(179,090,110)		(16,230,955)

Total distributions to shareholders		(391,916,225)		(33,370,036)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	881,973	30,970,539	1,274,807	41,940,957
Class C	70,014	2,108,185	48,882	1,447,999
Class R6	1,758,211	64,564,660	1,956,366	69,699,870
Administrator Class	565,926	20,340,410	1,012,912	34,218,485
Institutional Class	3,662,780	135,810,161	5,741,288	198,618,853

		253,793,955		345,926,164

Reinvestment of distributions
Class A	3,004,879	96,516,712	255,886	7,873,622
Class C	221,675	6,302,232	19,199	537,750
Class R6	1,557,379	54,087,762	116,203	3,804,488
Administrator Class	1,557,195	51,621,001	142,683	4,504,510
Institutional Class	4,841,719	167,426,637	471,707	15,401,227

		375,954,344		32,121,597

Payment for shares redeemed
Class A	(1,823,563)	(63,241,272)	(6,316,847)	(202,308,530)
Class C	(165,758)	(5,161,781)	(666,827)	(19,445,166)
Class R6	(944,376)	(35,235,876)	(2,489,101)	(84,079,620)
Administrator Class	(1,871,691)	(66,434,578)	(5,246,628)	(170,695,467)
Institutional Class	(4,199,133)	(156,108,637)	(17,883,060)	(606,158,168)

		(326,182,144)		(1,082,686,951)

Net increase (decrease) in net assets resulting from capital share transactions		303,566,155		(704,639,190)

Total increase (decrease) in net assets		146,830,268		(216,843,188)

Net assets
Beginning of period		2,491,702,688		2,708,545,876

End of period		$2,638,532,956		$2,491,702,688

Accumulated net investment loss		$(5,621,004)		$(396)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Discovery Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$36.47	$29.94	$30.48	$32.35	$33.50	$26.89
Net investment loss	(0.13)	(0.23)	(0.18)[1]	(0.24)	(0.30)	(0.08)[1]
Net realized and unrealized gains (losses) on investments	3.29	7.17	2.23	0.96	1.36	8.14

Total from investment operations	3.16	6.94	2.05	0.72	1.06	8.06
Distributions to shareholders from
Net realized gains	(6.03)	(0.41)	(2.59)	(2.59)	(2.21)	(1.45)
Net asset value, end of period	$33.60	$36.47	$29.94	$30.48	$32.35	$33.50
Total return[2]	9.43%	23.42%	7.33%	2.09%	3.15%	31.86%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.21%	1.20%	1.23%	1.25%	1.27%
Net expenses	1.21%	1.21%	1.20%	1.21%	1.22%	1.22%
Net investment loss	(0.65)%	(0.70)%	(0.64)%	(0.64)%	(0.95)%	(0.29)%
Supplemental data
Portfolio turnover rate	33%	73%	78%	87%	84%	86%
Net assets, end of period (000s omitted)	$628,785	$607,318	$641,786	$294,661	$335,221	$239,506

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Discovery Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$32.99	$27.32	$28.24	$30.37	$31.81	$25.79
Net investment loss	(0.22)[1]	(0.42)[1]	(0.37)[1]	(0.43)[1]	(0.35)	(0.30)[1]
Net realized and unrealized gains (losses) on investments	2.93	6.50	2.04	0.89	1.12	7.77

Total from investment operations	2.71	6.08	1.67	0.46	0.77	7.47
Distributions to shareholders from
Net realized gains	(6.03)	(0.41)	(2.59)	(2.59)	(2.21)	(1.45)
Net asset value, end of period	$29.67	$32.99	$27.32	$28.24	$30.37	$31.81
Total return[2]	9.02%	22.51%	6.51%	1.35%	2.33%	30.89%
Ratios to average net assets (annualized)
Gross expenses	1.96%	1.96%	1.95%	1.98%	2.00%	2.02%
Net expenses	1.96%	1.96%	1.95%	1.96%	1.97%	1.97%
Net investment loss	(1.40)%	(1.45)%	(1.41)%	(1.39)%	(1.70)%	(1.08)%
Supplemental data
Portfolio turnover rate	33%	73%	78%	87%	84%	86%
Net assets, end of period (000s omitted)	$39,772	$40,070	$49,538	$66,772	$84,585	$48,768

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Discovery Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
CLASS R6		2017	2016	2015	2014	2013[1]
Net asset value, beginning of period	$38.93	$31.80	$32.08	$33.78	$34.73	$31.03
Net investment income (loss)	(0.04)[2]	(0.08)	(0.07)	(0.07)	(0.17)	0.02 [2]
Net realized and unrealized gains (losses) on investments	3.51	7.62	2.38	0.96	1.43	3.68

Total from investment operations	3.47	7.54	2.31	0.89	1.26	3.70
Distributions to shareholders from
Net realized gains	(6.03)	(0.41)	(2.59)	(2.59)	(2.21)	0.00
Net asset value, end of period	$36.37	$38.93	$31.80	$32.08	$33.78	$34.73
Total return[3]	9.65%	23.98%	7.77%	2.53%	3.60%	11.96%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.78%	0.77%	0.76%	0.77%	0.77%
Net expenses	0.78%	0.78%	0.77%	0.76%	0.77%	0.77%
Net investment income (loss)	(0.21)%	(0.27)%	(0.22)%	(0.21)%	(0.45)%	0.30%
Supplemental data
Portfolio turnover rate	33%	73%	78%	87%	84%	86%
Net assets, end of period (000s omitted)	$414,434	$351,268	$300,118	$273,941	$221,043	$28

[1]	For the period from June 28, 2013 (commencement of class operations) to September 30, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Discovery Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$37.44	$30.70	$31.17	$32.99	$34.08	$27.30
Net investment loss	(0.09)	(0.20)[1]	(0.17)[1]	(0.20)	(0.27)[1]	(0.04)
Net realized and unrealized gains (losses) on investments	3.36	7.35	2.29	0.97	1.39	8.27

Total from investment operations	3.27	7.15	2.12	0.77	1.12	8.23
Distributions to shareholders from
Net realized gains	(6.03)	(0.41)	(2.59)	(2.59)	(2.21)	(1.45)
Net asset value, end of period	$34.68	$37.44	$30.70	$31.17	$32.99	$34.08
Total return[2]	9.48%	23.52%	7.40%	2.24%	3.25%	32.01%
Ratios to average net assets (annualized)
Gross expenses	1.13%	1.13%	1.12%	1.09%	1.08%	1.10%
Net expenses	1.13%	1.13%	1.12%	1.09%	1.08%	1.10%
Net investment loss	(0.57)%	(0.62)%	(0.58)%	(0.52)%	(0.81)%	(0.13)%
Supplemental data
Portfolio turnover rate	33%	73%	78%	87%	84%	86%
Net assets, end of period (000s omitted)	$319,801	$335,898	$400,997	$575,568	$687,537	$648,228

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Discovery Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$38.79	$31.72	$32.04	$33.76	$34.74	$27.73
Net investment income (loss)	(0.06)[1]	(0.13)[1]	(0.10)	(0.09)	(0.20)	0.01
Net realized and unrealized gains (losses) on investments	3.50	7.61	2.37	0.96	1.43	8.45

Total from investment operations	3.44	7.48	2.27	0.87	1.23	8.46
Distributions to shareholders from
Net realized gains	(6.03)	(0.41)	(2.59)	(2.59)	(2.21)	(1.45)
Net asset value, end of period	$36.20	$38.79	$31.72	$32.04	$33.76	$34.74
Total return[2]	9.57%	23.88%	7.68%	2.47%	3.51%	32.36%
Ratios to average net assets (annualized)
Gross expenses	0.88%	0.88%	0.87%	0.82%	0.82%	0.84%
Net expenses	0.88%	0.88%	0.87%	0.82%	0.82%	0.84%
Net investment income (loss)	(0.32)%	(0.37)%	(0.32)%	(0.26)%	(0.54)%	0.11%
Supplemental data
Portfolio turnover rate	33%	73%	78%	87%	84%	86%
Net assets, end of period (000s omitted)	$1,235,740	$1,157,148	$1,316,107	$1,436,125	$1,396,603	$988,615

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Discovery Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Discovery Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

20	Wells Fargo Discovery Fund	Notes to financial statements (unaudited)

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in securities lending income from affiliates (net of fees and rebates) on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2018, the aggregate cost of all investments for federal income tax purposes was $2,220,697,102 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$616,308,027
Gross unrealized losses	(57,168,919)
Net unrealized gains	$559,139,108

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy

Notes to financial statements (unaudited)	Wells Fargo Discovery Fund	21

based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$363,783,221	$0	$0	$363,783,221
Consumer staples	71,176,812	0	0	71,176,812
Energy	31,271,316	0	0	31,271,316
Financials	95,628,386	0	0	95,628,386
Health care	480,767,886	0	0	480,767,886
Industrials	539,730,926	0	0	539,730,926
Information technology	933,944,619	0	0	933,944,619
Materials	47,076,792	0	0	47,076,792

Short-term investments
Investment companies	77,342,165	0	0	77,342,165
Investments measured at net asset value*				139,114,087
Total assets	$2,640,722,123	$0	$0	$2,779,836,210

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $139,114,087 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.80% and declining to 0.63% as the average daily net assets of the Fund increase. For the six months ended March 31, 2018, the management fee was equivalent to an annual rate of 0.72% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.

22	Wells Fargo Discovery Fund	Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.22% for Class A shares, 1.97% for Class C shares, 0.84% for Class R6 shares, 1.15% for Administrator Class shares, and 0.89% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2018, Funds Distributor received $ 4,331 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2018 were $843,095,989 and $935,786,822, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended March 31, 2018, there were no borrowings by the Fund under the agreement.

Notes to financial statements (unaudited)	Wells Fargo Discovery Fund	23

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Discovery Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Discovery Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

26	Wells Fargo Discovery Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo Discovery Fund	27

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
C. David Messman** (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

**	David Messman was the Secretary and Chief Legal Officer until April 16, 2018.

28	Wells Fargo Discovery Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309997 05-18 SA230/SAR230 03-18

Semi-Annual Report

March 31, 2018

Wells Fargo Enterprise Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Enterprise Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

During the last quarter of 2017, investors enjoyed consistently rising equity values globally.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Enterprise Fund for the six-month period that ended March 31, 2018. During the last quarter of 2017, investors enjoyed consistently rising equity values globally. During the final two months of the first quarter of 2018, market volatility returned and equity markets reversed their year-to-date gains.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 5.84% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 3.76%. Emerging market stocks, as measured by the MSCI EM Index (Net),3 added 8.96%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 1.08% and the Bloomberg Barclays Municipal Bond Index5 lost 0.37% while fixed-income investments outside the U.S. gained 5.31%, according to the Bloomberg Barclays Global Aggregate ex-USD Index.6 The ICE BofAML U.S. High Yield Index7 fell 0.51% during the period.

During the last three months of 2017, stocks advanced on synchronized global growth, which led to higher investor and consumer confidence. The first quarter of 2018 began with strong stock market gains in January. A strong January 2018 U.S. employment report and inflation concerns prompted equity volatility in February. Investor optimism for growth was supplanted with concerns over trade tensions, increased interest rates, and the prospect of new data privacy regulations.

Reactions to U.S. interest rate increases were uneven across the yield curve and globally.

The U.S. Federal Reserve (Fed) increased the federal funds rate twice during the six-month period for a combined 50 basis points (bps; 100 bps equals 1.00%). Internationally, central banks maintained low interest rates and accommodative monetary policies that supported business activity and stock values in foreign markets. A weaker U.S. dollar was generally supportive of business activity in regions around the globe. The Bank of Japan continued its accommodative monetary policies, and industrial production, retail sales, and fixed asset investment increased in China.

Globally, stocks moved higher during the last quarter of 2017. Low inflation and interest rates supported accelerating global economic growth and corporate earnings. Brief episodes of geopolitical tensions, often associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding U.S. trade policies, did not discourage investing activity.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[7]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo Enterprise Fund	3

Fed officials announced in October 2017 plans to begin unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattened yield curve persisted. The Fed raised the federal funds rate target to a range of 1.25% to 1.50% in December 2017 and began selling bonds held in its portfolio.

Positive economic and market news continued as 2017 closed and 2018 began.

In January 2018, fourth-quarter 2017 U.S. gross domestic product was reported to be growing at a reported 3.2% annual rate. The unemployment rate fell to a 17-year low of 4.1%. Tax reform passed and wage growth data improved, encouraging increased business and consumer spending.

Improving business and economic data globally continued to support stocks through January 2018. Political wrangling in the U.S. over budget resolutions could not dissuade investors from buying stocks as payrolls and factory orders increased. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Investor sentiment shifted in February as inflation concerns emerged in the U.S. when readings from the Producer Price Index in January rose 2.5% year over year. During February, the U.S. market endured a loss from January’s high of nearly 12% before recovering much of that loss. The Fed raised the federal funds rate in March 2018. Bond yields rose across the yield curve.

During January 2018, purchasing managers’ indices in China, the eurozone, India, and Japan reported data for December that indicated continued growth. Despite positive economic signals and business fundamentals, international stock values fell during February and March 2018, swept up in the selling momentum in U.S. markets.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

During February, the U.S. market endured a loss from January’s high of nearly 12% before recovering much of that loss.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Enterprise Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael T. Smith, CFA®

Christopher J. Warner, CFA®

Average annual total returns (%) as of March 31, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SENAX)	2-24-2000	13.20	10.62	8.46	20.10	11.94	9.11	1.26	1.18
Class C (WENCX)	3-31-2008	18.22	11.11	8.30	19.22	11.11	8.30	2.01	1.93
Class R6 (WENRX)	10-31-2014	–	–	–	20.55	12.35	9.54	0.83	0.80
Administrator Class (SEPKX)	8-30-2002	–	–	–	20.20	12.06	9.26	1.18	1.10
Institutional Class (WFEIX)	6-30-2003	–	–	–	20.49	12.31	9.52	0.93	0.85
Russell Midcap® Growth Index[4]	–	–	–	–	19.74	13.31	10.61	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Enterprise Fund	5

Ten largest holdings (%) as of March 31, 2018[5]
Waste Connections Incorporated	2.61
Edwards Lifesciences Corporation	2.38
WEX Incorporated	2.36
Aptiv plc	2.13
Cintas Corporation	2.04
BWX Technologies Incorporated	1.99
Bright Horizons Family Solutions Incorporated	1.99
ServiceNow Incorporated	1.90
Gartner Incorporated	1.88
MercadoLibre Incorporated	1.85

Sector distribution as of March 31, 2018[6]

[1]	Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes the expenses of the Advisor Class shares. Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect the expenses of Class R6. If these expenses had been included, returns for Class R6 shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through January 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price/book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth index. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Enterprise Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2017 to March 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2017	Ending account value 3-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,081.93	$6.12	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.94	1.18%
Class C
Actual	$1,000.00	$1,077.96	$10.00	1.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.31	$9.70	1.93%
R6 Class
Actual	$1,000.00	$1,083.96	$4.16	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03	0.80%
Administrator Class
Actual	$1,000.00	$1,082.34	$5.71	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54	1.10%
Institutional Class
Actual	$1,000.00	$1,083.71	$4.42	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28	0.85%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Enterprise Fund	7

Security name	Shares	Value

Common Stocks: 99.66%

Consumer Discretionary: 14.15%

Auto Components: 2.13%
Aptiv plc	178,885	$15,199,858

Automobiles: 1.24%
Ferrari NV	73,300	8,834,116

Diversified Consumer Services: 1.99%
Bright Horizons Family Solutions Incorporated †	142,400	14,200,128

Hotels, Restaurants & Leisure: 5.46%
Hilton Grand Vacations Incorporated †	267,200	11,494,944
MGM Resorts International	247,100	8,653,442
Six Flags Entertainment Corporation «	154,300	9,606,718
Vail Resorts Incorporated	41,317	9,159,979

		38,915,083

Internet & Direct Marketing Retail: 0.45%
Vipshop Holdings Limited ADR †	196,000	3,257,520

Media: 1.13%
Cinemark Holdings Incorporated «	213,325	8,035,953

Specialty Retail: 1.75%
Burlington Stores Incorporated †	93,700	12,476,155

Consumer Staples: 3.82%

Beverages: 2.53%
Constellation Brands Incorporated Class A	52,400	11,943,008
Monster Beverage Corporation †	107,200	6,132,912

		18,075,920

Food Products: 1.29%
Lamb Weston Holdings Incorporated	157,900	9,192,938

Energy: 1.17%

Oil, Gas & Consumable Fuels: 1.17%
Diamondback Energy Incorporated †	65,900	8,337,668

Financials: 3.33%

Capital Markets: 3.33%
Intercontinental Exchange Incorporated	171,525	12,438,993
Raymond James Financial Incorporated	126,700	11,328,247

		23,767,240

Health Care: 13.51%

Biotechnology: 2.00%
Exelixis Incorporated †	201,000	4,452,150
Incyte Corporation †	64,400	5,366,452

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Enterprise Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Shares	Value

Biotechnology (continued)
Puma Biotechnology Incorporated †	29,100	$1,980,255
Tesaro Incorporated †«	42,700	2,439,878

		14,238,735

Health Care Equipment & Supplies: 6.67%
Align Technology Incorporated †	35,000	8,789,550
Edwards Lifesciences Corporation †	121,700	16,979,584
Hill-Rom Holdings Incorporated	123,500	10,744,500
Hologic Incorporated †	295,300	11,032,408

		47,546,042

Health Care Providers & Services: 2.08%
Amedisys Incorporated †	93,000	5,611,620
WellCare Health Plans Incorporated †	47,600	9,216,788

		14,828,408

Health Care Technology: 1.77%
Veeva Systems Incorporated Class A †	173,100	12,639,762

Life Sciences Tools & Services: 0.99%
Bio-Rad Laboratories Incorporated Class A †	28,400	7,102,272

Industrials: 20.03%

Aerospace & Defense: 3.31%
BWX Technologies Incorporated	223,800	14,218,014
Curtiss-Wright Corporation	69,616	9,403,033

		23,621,047

Airlines: 0.68%
Spirit Airlines Incorporated †	128,100	4,839,618

Building Products: 1.23%
A.O. Smith Corporation	137,400	8,737,266

Commercial Services & Supplies: 5.96%
Brink’s Company	130,700	9,325,445
Cintas Corporation	85,200	14,533,416
Waste Connections Incorporated	259,439	18,612,154

		42,471,015

Electrical Equipment: 1.68%
Rockwell Automation Incorporated	68,800	11,984,960

Machinery: 2.71%
Evoqua Water Technologies Company †	521,534	11,103,459
John Bean Technologies Corporation	72,559	8,228,191

		19,331,650

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Enterprise Fund	9

Security name	Shares	Value

Professional Services: 1.51%
TransUnion †	189,577	$10,764,182

Trading Companies & Distributors: 2.95%
Siteone Landscape Supply Incorporated †	123,000	9,475,920
Univar Incorporated †	417,046	11,573,027

		21,048,947

Information Technology: 37.01%

Electronic Equipment, Instruments & Components: 4.63%
Littelfuse Incorporated	36,300	7,556,934
National Instruments Corporation	139,200	7,039,344
Universal Display Corporation	72,400	7,312,400
Zebra Technologies Corporation Class A †	79,600	11,079,524

		32,988,202

Internet Software & Services: 5.85%
Box Incorporated Class A †	489,300	10,055,115
Match Group Incorporated †«	201,200	8,941,328
MercadoLibre Incorporated	37,100	13,222,069
Yandex NV Class A †	241,100	9,511,395

		41,729,907

IT Services: 12.53%
Black Knight Incorporated †	222,700	10,489,170
EPAM Systems Incorporated †	61,654	7,060,616
First Data Corporation Class A †	810,700	12,971,200
FleetCor Technologies Incorporated †	51,100	10,347,750
Gartner Incorporated †	114,100	13,420,442
Switch Incorporated Class A «	381,274	6,066,069
Total System Services Incorporated	140,900	12,154,034
WEX Incorporated †	107,600	16,852,312

		89,361,593

Semiconductors & Semiconductor Equipment: 5.44%
Analog Devices Incorporated	135,600	12,357,228
Infineon Technologies AG ADR	232,800	6,282,108
Micron Technology Incorporated †	177,600	9,260,064
Teradyne Incorporated	238,800	10,915,548

		38,814,948

Software: 7.52%
Electronic Arts Incorporated †	59,500	7,213,780
Guidewire Software Incorporated †	11	889
Nintendo Company Limited	201,800	11,201,918
ServiceNow Incorporated †	81,850	13,542,083
Take-Two Interactive Software Incorporated †	104,400	10,208,232
The Ultimate Software Group Incorporated †	46,900	11,429,530

		53,596,432

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Enterprise Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name		Shares	Value

Technology Hardware, Storage & Peripherals: 1.04%
NCR Corporation †		234,000	$7,375,680

Materials: 5.00%

Chemicals: 3.67%
Air Products & Chemicals Incorporated		65,600	10,432,368
Albemarle Corporation		54,500	5,054,330
The Sherwin-Williams Company		27,300	10,704,876

			26,191,574

Construction Materials: 1.33%
Vulcan Materials Company		83,000	9,476,110

Real Estate: 1.64%

Equity REITs: 1.64%
SBA Communications Corporation †		68,200	11,656,743

Total Common Stocks (Cost $557,593,444)			710,637,672

	Yield
Short-Term Investments: 4.09%

Investment Companies: 4.09%
Securities Lending Cash Investment LLC (l)(r)(u)	1.89%	25,976,530	25,979,128
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.54	3,209,646	3,209,646

Total Short-Term Investments (Cost $29,188,774)			29,188,774

Total investments in securities (Cost $586,782,218)	103.75%	739,826,446
Other assets and liabilities, net	(3.75)	(26,756,866)

Total net assets	100.00%	$713,069,580

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	24,700,733	213,462,144	212,186,347	25,976,530	$0	$0	$93,603	$25,979,128
Wells Fargo Government Money Market Fund Select Class	7,539,373	103,263,360	107,593,087	3,209,646	0	0	31,384	3,209,646

					$0	$0	$124,987	$29,188,774	4.09%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2018 (unaudited)	Wells Fargo Enterprise Fund	11

Assets
Investments in unaffiliated securities (including $25,307,479 of securities loan), at value (cost $557,593,444)	$710,637,672
Investments in affiliated securities, at value (cost $29,188,774)	29,188,774
Cash	29,044
Receivable for Fund shares sold	22,655
Receivable for dividends	215,696
Receivable for securities lending income	30,293
Prepaid expenses and other assets	73,839

Total assets	740,197,973

Liabilities
Payable upon receipt of securities loaned	25,979,050
Management fee payable	431,412
Payable for Fund shares redeemed	313,065
Administration fees payable	123,162
Distribution fee payable	5,914
Trustees’ fees and expenses payable	1,500
Accrued expenses and other liabilities	274,290

Total liabilities	27,128,393

Total net assets	$713,069,580

NET ASSETS CONSIST OF
Paid-in capital	$518,068,333
Accumulated net investment loss	(1,988,310)
Accumulated net realized gains on investments	43,945,329
Net unrealized gains on investments	153,044,228

Total net assets	$713,069,580

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$608,729,110
Shares outstanding – Class A1	12,837,127
Net asset value per share – Class A	$47.42
Maximum offering price per share – Class A2	$50.31
Net assets – Class C	$8,753,131
Shares outstanding – Class C1	208,370
Net asset value per share – Class C	$42.01
Net assets – Class R6	$45,050,499
Shares outstanding – Class R6[1]	862,159
Net asset value per share – Class R6	$52.25
Net assets – Administrator Class	$3,501,680
Shares outstanding – Administrator Class[1]	70,099
Net asset value per share – Administrator Class	$49.95
Net assets – Institutional Class	$47,035,160
Shares outstanding – Institutional Class[1]	902,080
Net asset value per share – Institutional Class	$52.14

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Enterprise Fund	Statement of operations—six months ended March 31, 2018 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $11,912)	$2,012,300
Income from affiliated securities	124,987

Total investment income	2,137,287

Expenses
Management fee	2,664,440
Administration fees
Class A	642,285
Class C	9,565
Class R6	6,385
Administrator Class	2,431
Institutional Class	32,960
Shareholder servicing fees
Class A	764,625
Class C	11,387
Administrator Class	4,675
Distribution fee
Class C	34,160
Custody and accounting fees	31,255
Professional fees	21,078
Registration fees	53,492
Shareholder report expenses	48,101
Trustees’ fees and expenses	7,495
Other fees and expenses	9,764

Total expenses	4,344,098
Less: Fee waivers and/or expense reimbursements	(240,817)

Net expenses	4,103,281

Net investment loss	(1,965,994)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	50,523,103
Net change in unrealized gains (losses) on investments	7,924,714

Net realized and unrealized gains (losses) on investments	58,447,817

Net increase in net assets resulting from operations	$56,481,823

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Enterprise Fund	13

	Six months ended March 31, 2018 (unaudited)		Year ended September 30, 2017

Operations
Net investment loss		$(1,965,994)		$(3,345,751)
Net realized gains on investments		50,523,103		81,607,624
Net change in unrealized gains (losses) on investments		7,924,714		50,265,823

Net increase in net assets resulting from operations		56,481,823		128,527,696

Distributions to shareholders from
Net realized gains
Class A		(61,896,651)		(23,114,697)
Class C		(1,047,354)		(425,970)
Class R6		(4,095,973)		(1,209,334)
Administrator Class		(378,789)		(197,246)
Institutional Class		(4,654,369)		(2,319,994)

Total distributions to shareholders		(72,073,136)		(27,267,241)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	113,253	5,474,409	195,089	8,516,613
Class C	3,509	154,650	13,435	531,304
Class R6	141,703	7,763,468	53,059	2,534,424
Administrator Class	4,512	233,495	24,924	1,147,821
Institutional Class	74,811	3,952,604	211,541	10,100,449

		17,578,626		22,830,611

Reinvestment of distributions
Class A	1,280,198	58,530,640	533,814	21,805,829
Class C	25,557	1,037,343	10,964	405,900
Class R6	81,337	4,092,854	27,250	1,209,334
Administrator Class	7,722	371,791	4,560	195,026
Institutional Class	89,154	4,477,339	51,089	2,264,283

		68,509,967		25,880,372

Payment for shares redeemed
Class A	(667,873)	(32,321,268)	(1,542,559)	(67,085,160)
Class B	N/A	N/A	(9,343)[1]	(353,582)[1]
Class C	(23,155)	(984,705)	(62,115)	(2,474,823)
Class R6	(36,523)	(1,945,752)	(62,855)	(2,999,473)
Administrator Class	(14,605)	(732,093)	(64,120)	(3,098,008)
Institutional Class	(295,789)	(15,848,692)	(587,234)	(27,287,442)

		(51,832,510)		(103,298,488)

Net increase (decrease) in net assets resulting from capital share transactions		34,256,083		(54,587,505)

Total increase in net assets		18,664,770		46,672,950

Net assets
Beginning of period		694,404,810		647,731,860

End of period		$713,069,580		$694,404,810

Accumulated net investment loss		$(1,988,310)		$(22,316)

[1]	For the period from October 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Enterprise Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$48.80	$41.94	$41.90	$47.93	$49.54	$37.67
Net investment income (loss)	(0.15)	(0.25)	(0.21)[1]	(0.29)	(0.43)[1]	0.01 [1]
Net realized and unrealized gains (losses) on investments	3.96	8.94	3.61	0.18	3.00	11.86

Total from investment operations	3.81	8.69	3.40	(0.11)	2.57	11.87
Distributions to shareholders from
Net realized gains	(5.19)	(1.83)	(3.36)	(5.92)	(4.18)	0.00
Net asset value, end of period	$47.42	$48.80	$41.94	$41.90	$47.93	$49.54
Total return[2]	8.19%	21.55%	8.63%	(0.67)%	5.27%	31.55%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.26%	1.26%	1.29%	1.29%	1.30%
Net expenses	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
Net investment income (loss)	(0.58)%	(0.55)%	(0.52)%	(0.60)%	(0.87)%	0.01%
Supplemental data
Portfolio turnover rate	31%	75%	99%	101%	98%	91%
Net assets, end of period (000s omitted)	$608,729	$591,002	$542,077	$370,743	$417,971	$427,860

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Enterprise Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$43.95	$38.23	$38.75	$45.07	$47.14	$36.11
Net investment loss	(0.24)	(0.85)	(0.47)[1]	(0.59)[1]	(0.75)[1]	(0.29)[1]
Net realized and unrealized gains (losses) on investments	3.49	8.40	3.31	0.19	2.86	11.32

Total from investment operations	3.25	7.55	2.84	(0.40)	2.11	11.03
Distributions to shareholders from
Net realized gains	(5.19)	(1.83)	(3.36)	(5.92)	(4.18)	0.00
Net asset value, end of period	$42.01	$43.95	$38.23	$38.75	$45.07	$47.14
Total return[2]	7.80%	20.66%	7.80%	(1.41)%	4.49%	30.55%
Ratios to average net assets (annualized)
Gross expenses	2.00%	2.01%	2.01%	2.04%	2.04%	2.05%
Net expenses	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%
Net investment loss	(1.34)%	(1.31)%	(1.28)%	(1.36)%	(1.62)%	(0.72)%
Supplemental data
Portfolio turnover rate	31%	75%	99%	101%	98%	91%
Net assets, end of period (000s omitted)	$8,753	$8,898	$9,181	$9,399	$9,658	$8,483

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Enterprise Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
CLASS R6		2017	2016	2015[1]
Net asset value, beginning of period	$53.17	$45.37	$44.89	$52.65
Net investment loss	(0.05)[2]	(0.08)	(0.06)[2]	(0.08)
Net realized and unrealized gains (losses) on investments	4.32	9.71	3.90	(1.76)

Total from investment operations	4.27	9.63	3.84	(1.84)
Distributions to shareholders from
Net realized gains	(5.19)	(1.83)	(3.36)	(5.92)
Net asset value, end of period	$52.25	$53.17	$45.37	$44.89
Total return[3]	8.40%	22.01%	9.06%	(3.84)%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.83%	0.83%	0.81%
Net expenses	0.80%	0.80%	0.80%	0.80%
Net investment loss	(0.20)%	(0.17)%	(0.14)%	(0.19)%
Supplemental data
Portfolio turnover rate	31%	75%	99%	101%
Net assets, end of period (000s omitted)	$45,050	$35,923	$29,861	$24

[1]	For the period from October 31, 2014 (commencement of class operations) to September 30, 2015

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Enterprise Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$51.12	$43.81	$43.58	$49.54	$51.03	$38.77
Net investment income (loss)	(0.09)	(0.20)[1]	(0.18)[1]	(0.23)[1]	(0.37)[1]	0.02 [1]
Net realized and unrealized gains (losses) on investments	4.11	9.34	3.77	0.19	3.06	12.24

Total from investment operations	4.02	9.14	3.59	(0.04)	2.69	12.26
Distributions to shareholders from
Net realized gains	(5.19)	(1.83)	(3.36)	(5.92)	(4.18)	0.00
Net asset value, end of period	$49.95	$51.12	$43.81	$43.58	$49.54	$51.03
Total return[2]	8.23%	21.66%	8.74%	(0.46)%	5.33%	31.62%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.18%	1.15%	1.09%	1.12%	1.13%
Net expenses	1.10%	1.10%	1.07%	1.07%	1.09%	1.11%
Net investment income (loss)	(0.51)%	(0.44)%	(0.41)%	(0.47)%	(0.74)%	0.05%
Supplemental data
Portfolio turnover rate	31%	75%	99%	101%	98%	91%
Net assets, end of period (000s omitted)	$3,502	$3,705	$4,693	$3,542	$44,760	$10,046

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Enterprise Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$53.08	$45.32	$44.87	$50.77	$52.07	$39.46
Net investment income (loss)	(0.07)[1]	(0.09)[1]	(0.09)[1]	(0.13)[1]	(0.28)[1]	0.18 [1]
Net realized and unrealized gains (losses) on investments	4.32	9.68	3.90	0.15	3.16	12.43

Total from investment operations	4.25	9.59	3.81	0.02	2.88	12.61
Distributions to shareholders from
Net realized gains	(5.19)	(1.83)	(3.36)	(5.92)	(4.18)	0.00
Net asset value, end of period	$52.14	$53.08	$45.32	$44.87	$50.77	$52.07
Total return[2]	8.37%	21.97%	8.97%	(0.32)%	5.61%	31.96%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.93%	0.93%	0.88%	0.86%	0.87%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income (loss)	(0.26)%	(0.19)%	(0.21)%	(0.27)%	(0.54)%	0.41%
Supplemental data
Portfolio turnover rate	31%	75%	99%	101%	98%	91%
Net assets, end of period (000s omitted)	$47,035	$54,877	$61,563	$87,279	$76,790	$81,021

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Enterprise Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Enterprise Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

20	Wells Fargo Enterprise Fund	Notes to financial statements (unaudited)

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2018, the aggregate cost of all investments for federal income tax purposes was $586,320,521 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$170,529,554
Gross unrealized losses	(17,023,629)
Net unrealized gains	$153,505,925

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the

Notes to financial statements (unaudited)	Wells Fargo Enterprise Fund	21

lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$100,918,813	$0	$0	$100,918,813
Consumer staples	27,268,858	0	0	27,268,858
Energy	8,337,668	0	0	8,337,668
Financials	23,767,240	0	0	23,767,240
Health care	96,355,219	0	0	96,355,219
Industrials	142,798,685	0	0	142,798,685
Information technology	263,866,762	0	0	263,866,762
Materials	35,667,684	0	0	35,667,684
Real estate	11,656,743	0	0	11,656,743

Short-term investments
Investment companies	3,209,646	0	0	3,209,646
Investments measured at net asset value*				25,979,128
Total assets	$713,847,318	$0	$0	$739,826,446

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $25,979,128 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.75% and declining to 0.63% as the average daily net assets of the Fund increase. For the six months ended March 31, 2018, the management fee was equivalent to an annual rate of 0.74% of the Fund’s average daily net assets.

22	Wells Fargo Enterprise Fund	Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.18% for Class A shares, 1.93% for Class C shares, 0.80% for Class R6 shares, 1.10% for Administrator Class shares, and 0.85% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2018, Funds Distributor received $2,747 from the sale of Class A. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2018 were $217,039,857 and $251,002,459, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

Notes to financial statements (unaudited)	Wells Fargo Enterprise Fund	23

For the six months ended March 31, 2018, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Enterprise Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Enterprise Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

26	Wells Fargo Enterprise Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

Other information (unaudited)	Wells Fargo Enterprise Fund	27

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
C. David Messman** (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

**	David Messman was the Secretary and Chief Legal Officer until April 16, 2018.

28	Wells Fargo Enterprise Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309998 05-18 SA231/SAR231 03-18

Semi-Annual Report

March 31, 2018

Wells Fargo Opportunity Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Opportunity Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

During the last quarter of 2017, investors enjoyed consistently rising equity values globally.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Opportunity Fund for the six-month period that ended March 31, 2018. During the last quarter of 2017, investors enjoyed consistently rising equity values globally. During the final two months of the first quarter of 2018, market volatility returned and equity markets reversed their year-to-date gains.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 5.84% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 3.76%. Emerging market stocks, as measured by the MSCI EM Index (Net),3 added 8.96%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 1.08% and the Bloomberg Barclays Municipal Bond Index5 lost 0.37% while fixed-income investments outside the U.S. gained 5.31%, according to the Bloomberg Barclays Global Aggregate ex-USD Index.6 The ICE BofAML U.S. High Yield Index7 fell 0.51% during the period.

During the last three months of 2017, stocks advanced on synchronized global growth, which led to higher investor and consumer confidence. The first quarter of 2018 began with strong stock market gains in January. A strong January 2018 U.S. employment report and inflation concerns prompted equity volatility in February. Investor optimism for growth was supplanted with concerns over trade tensions, increased interest rates, and the prospect of new data privacy regulations.

Reactions to U.S. interest rate increases were uneven across the yield curve and globally.

The U.S. Federal Reserve (Fed) increased the federal funds rate twice during the six-month period for a combined 50 basis points (bps; 100 bps equals 1.00%). Internationally, central banks maintained low interest rates and accommodative monetary policies that supported business activity and stock values in foreign markets. A weaker U.S. dollar was generally supportive of business activity in regions around the globe. The Bank of Japan continued its accommodative monetary policies, and industrial production, retail sales, and fixed asset investment increased in China.

Globally, stocks moved higher during the last quarter of 2017. Low inflation and interest rates supported accelerating global economic growth and corporate earnings. Brief episodes of geopolitical tensions, often associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding U.S. trade policies, did not discourage investing activity.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[7]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo Opportunity Fund	3

Fed officials announced in October 2017 plans to begin unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattened yield curve persisted. The Fed raised the federal funds rate target to a range of 1.25% to 1.50% in December 2017 and began selling bonds held in its portfolio.

Positive economic and market news continued as 2017 closed and 2018 began.

In January 2018, fourth-quarter 2017 U.S. gross domestic product was reported to be growing at a reported 3.2% annual rate. The unemployment rate fell to a 17-year low of 4.1%. Tax reform passed and wage growth data improved, encouraging increased business and consumer spending.

Improving business and economic data globally continued to support stocks through January 2018. Political wrangling in the U.S. over budget resolutions could not dissuade investors from buying stocks as payrolls and factory orders increased. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Investor sentiment shifted in February as inflation concerns emerged in the U.S. when readings from the Producer Price Index in January rose 2.5% year over year. During February, the U.S. market endured a loss from January’s high of nearly 12% before recovering much of that loss. The Fed raised the federal funds rate in March 2018. Bond yields rose across the yield curve.

During January 2018, purchasing managers’ indices in China, the eurozone, India, and Japan reported data for December that indicated continued growth. Despite positive economic signals and business fundamentals, international stock values fell during February and March 2018, swept up in the selling momentum in U.S. markets.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

During February, the U.S. market endured a loss from January’s high of nearly 12% before recovering much of that loss.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Opportunity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Ann M. Miletti

Christopher G. Miller, CFA®

Average annual total returns (%) as of March 31, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SOPVX)	2-24-2000	6.59	9.49	7.95	13.09	10.80	8.59	1.21	1.21
Class C (WFOPX)	3-31-2008	11.23	9.97	7.78	12.23	9.97	7.78	1.96	1.96
Administrator Class (WOFDX)	8-30-2002	–	–	–	13.28	11.03	8.84	1.13	1.00
Institutional Class (WOFNX)	7-30-2010	–	–	–	13.57	11.31	9.04	0.88	0.75
Russell 3000® Index[4]	–	–	–	–	13.81	13.03	9.62	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Opportunity Fund	5

Ten largest holdings (%) as of March 31, 2018[5]
Alphabet Incorporated Class C	3.56
E*TRADE Financial Corporation	2.87
Salesforce.com Incorporated	2.58
Apple Incorporated	2.50
EOG Resources Incorporated	2.42
Novartis AG ADR	2.37
The Sherwin-Williams Company	2.34
MasterCard Incorporated Class A	2.31
PNC Financial Services Group Incorporated	2.20
LivaNova plc	2.15

Sector distribution as of March 31, 2018[6]

[1]	Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for the Class A shares through June 19, 2008, includes the expenses of Advisor Class shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through January 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Opportunity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2017 to March 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2017	Ending account value 3-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,060.81	$6.17	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Class C
Actual	$1,000.00	$1,056.74	$10.00	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	$9.80	1.95%
Administrator Class
Actual	$1,000.00	$1,061.54	$5.14	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04	1.00%
Institutional Class
Actual	$1,000.00	$1,063.03	$3.86	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78	0.75%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Opportunity Fund	7

Security name	Shares	Value

Common Stocks: 99.58%

Consumer Discretionary: 11.23%

Automobiles: 1.75%
General Motors Company	851,515	$30,944,055

Hotels, Restaurants & Leisure: 2.12%
Starbucks Corporation	650,231	37,641,873

Internet & Direct Marketing Retail: 1.64%
Amazon.com Incorporated †	20,024	28,981,536

Media: 2.92%
Comcast Corporation Class A	816,077	27,885,351
Twenty-First Century Fox Incorporated Class B	655,834	23,852,683

		51,738,034

Multiline Retail: 1.80%
Dollar General Corporation	340,537	31,857,236

Specialty Retail: 1.00%
L Brands Incorporated	463,572	17,713,086

Consumer Staples: 2.61%

Beverages: 1.36%
Molson Coors Brewing Company Class B	320,096	24,112,832

Household Products: 1.25%
Church & Dwight Company Incorporated	439,846	22,150,645

Energy: 7.66%

Oil, Gas & Consumable Fuels: 7.66%
Concho Resources Incorporated †	123,330	18,540,199
EOG Resources Incorporated	406,563	42,798,887
Noble Energy Incorporated	799,756	24,232,607
Pioneer Natural Resources Company	104,509	17,952,556
RSP Permian Incorporated †	684,976	32,111,675

		135,635,924

Financials: 17.55%

Banks: 8.06%
KeyCorp	1,886,414	36,879,394
Pinnacle Financial Partners Incorporated	467,226	29,995,909
PNC Financial Services Group Incorporated	257,950	39,012,358
Webster Financial Corporation	664,330	36,803,882

		142,691,543

Capital Markets: 4.47%
E*TRADE Financial Corporation †	917,887	50,860,119
Intercontinental Exchange Incorporated	391,841	28,416,309

		79,276,428

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Opportunity Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Shares	Value

Insurance: 5.02%
Chubb Limited	250,972	$34,325,440
Marsh & McLennan Companies Incorporated	334,842	27,654,601
Willis Towers Watson plc	176,730	26,896,539

		88,876,580

Health Care: 17.72%

Biotechnology: 2.01%
Alexion Pharmaceuticals Incorporated †	114,613	12,774,765
Celgene Corporation †	256,446	22,877,548

		35,652,313

Health Care Equipment & Supplies: 4.78%
LivaNova plc †	430,728	38,119,428
Medtronic plc	327,536	26,274,938
Zimmer Biomet Holdings Incorporated	186,206	20,303,902

		84,698,268

Health Care Providers & Services: 2.43%
Cigna Corporation	133,240	22,349,678
Envision Healthcare Corporation †	537,049	20,638,793

		42,988,471

Life Sciences Tools & Services: 4.74%
Agilent Technologies Incorporated	362,547	24,254,394
Bio-Rad Laboratories Incorporated Class A †	136,948	34,247,956
Thermo Fisher Scientific Incorporated	122,941	25,382,399

		83,884,749

Pharmaceuticals: 3.76%
Mylan NV †	596,013	24,537,855
Novartis AG ADR	519,377	41,991,630

		66,529,485

Industrials: 12.77%

Aerospace & Defense: 5.21%
Airbus SE	299,220	34,637,018
Lockheed Martin Corporation	111,064	37,531,858
Safran SA	189,324	20,092,888

		92,261,764

Airlines: 1.89%
Delta Air Lines Incorporated	167,707	9,192,021
United Continental Holdings Incorporated †	350,186	24,327,421

		33,519,442

Building Products: 0.71%
Johnson Controls International plc	354,508	12,492,862

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Opportunity Fund	9

Security name	Shares	Value

Commercial Services & Supplies: 1.26%
Republic Services Incorporated	337,794	$22,372,097

Machinery: 2.87%
Gardner Denver Holdings Incorporated †	846,296	25,964,361
The Timken Company	545,998	24,897,509

		50,861,870

Road & Rail: 0.83%
Hertz Global Holdings Incorporated †«	742,799	14,744,560

Information Technology: 23.32%

Electronic Equipment, Instruments & Components: 1.72%
Amphenol Corporation Class A	352,688	30,377,017

Internet Software & Services: 5.57%
Alphabet Incorporated Class C †	61,043	62,983,557
Facebook Incorporated Class A †	223,719	35,748,059

		98,731,616

IT Services: 3.91%
Fidelity National Information Services Incorporated	293,498	28,263,857
MasterCard Incorporated Class A	234,010	40,989,192

		69,253,049

Semiconductors & Semiconductor Equipment: 3.76%
Broadcom Limited	125,383	29,546,504
Texas Instruments Incorporated	357,208	37,110,339

		66,656,843

Software: 5.86%
Oracle Corporation	802,730	36,724,898
Red Hat Incorporated †	142,621	21,323,266
Salesforce.com Incorporated †	392,978	45,703,341

		103,751,505

Technology Hardware, Storage & Peripherals: 2.50%
Apple Incorporated	263,467	44,204,493

Materials: 5.35%

Chemicals: 2.34%
The Sherwin-Williams Company	105,557	41,391,011

Metals & Mining: 3.01%
Goldcorp Incorporated	1,400,947	19,361,088
Steel Dynamics Incorporated	767,039	33,918,465

		53,279,553

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Opportunity Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name		Shares	Value

Real Estate: 1.37%

Equity REITs: 1.37%
American Tower Corporation		167,450	$24,337,181

Total Common Stocks (Cost $1,275,970,210)			1,763,607,921

	Yield
Short-Term Investments: 1.27%

Investment Companies: 1.27%
Securities Lending Cash Investment LLC (l)(r)(u)	1.89%	14,451,135	14,452,580
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.54	7,981,298	7,981,298

Total Short-Term Investments (Cost $22,433,878)			22,433,878

Total investments in securities (Cost $1,298,404,088)	100.85%	1,786,041,799
Other assets and liabilities, net	(0.85)	(14,998,934)

Total net assets	100.00%	$1,771,042,865

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	17,482,656	145,112,255	148,143,776	14,451,135	$0	$0	$40,922	$14,452,580
Wells Fargo Government Money Market Fund Select Class	59,194,191	157,072,485	208,285,378	7,981,298	0	0	119,563	7,981,298

					$0	$0	$160,485	$22,433,878	1.27%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2018 (unaudited)	Wells Fargo Opportunity Fund	11

Assets
Investments in unaffiliated securities (including $14,052,753 of securities loaned), at value (cost $1,275,970,210)	$1,763,607,921
Investments in affiliated securities, at value (cost $22,433,878)	22,433,878
Cash	93,919
Receivable for investments sold	1,416,940
Receivable for Fund shares sold	156,522
Receivable for dividends	2,868,757
Receivable for securities lending income	5,067
Prepaid expenses and other assets	58,471

Total assets	1,790,641,475

Liabilities
Payable upon receipt of securities loaned	14,449,448
Payable for investments purchased	1,683,845
Payable for Fund shares redeemed	1,409,611
Management fee payable	1,112,570
Administration fees payable	313,922
Distribution fee payable	21,662
Trustees’ fees and expenses payable	2,068
Accrued expenses and other liabilities	605,484

Total liabilities	19,598,610

Total net assets	$1,771,042,865

NET ASSETS CONSIST OF
Paid-in capital	$1,195,672,363
Overdistributed net investment income	(15,999)
Accumulated net realized gains on investments	87,748,790
Net unrealized gains on investments	487,637,711

Total net assets	$1,771,042,865

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$1,475,196,781
Shares outstanding – Class A1	34,584,185
Net asset value per share – Class A	$42.66
Maximum offering price per share – Class A2	$45.26
Net assets – Class C	$32,087,954
Shares outstanding – Class C1	799,197
Net asset value per share – Class C	$40.15
Net assets – Administrator Class	$234,073,512
Shares outstanding – Administrator Class[1]	5,037,716
Net asset value per share – Administrator Class	$46.46
Net assets – Institutional Class	$29,684,618
Shares outstanding – Institutional Class[1]	627,293
Net asset value per share – Institutional Class	$47.32

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Opportunity Fund	Statement of operations—six months ended March 31, 2018 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $240,386)	$10,701,859
Income from affiliated securities	160,485

Total investment income	10,862,344

Expenses
Management fee	6,557,325
Administration fees
Class A	1,591,615
Class C	35,184
Administrator Class	156,273
Institutional Class	19,724
Shareholder servicing fees
Class A	1,894,780
Class C	41,885
Administrator Class	300,525
Distribution fee
Class C	125,655
Custody and accounting fees	47,420
Professional fees	25,839
Registration fees	44,727
Shareholder report expenses	78,424
Trustees’ fees and expenses	8,141
Other fees and expenses	17,061

Total expenses	10,944,578
Less: Fee waivers and/or expense reimbursements	(169,104)

Net expenses	10,775,474

Net investment income	86,870

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	93,296,267
Net change in unrealized gains (losses) on investments	14,666,788

Net realized and unrealized gains (losses) on investments	107,963,055

Net increase in net assets resulting from operations	$108,049,925

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Opportunity Fund	13

	Six months ended March 31, 2018 (unaudited)		Year ended September 30, 2017

Operations
Net investment income		$86,870		$2,151,448
Net realized gains on investments		93,296,267		215,325,821
Net change in unrealized gains (losses) on investments		14,666,788		48,036,389

Net increase in net assets resulting from operations		108,049,925		265,513,658

Distributions to shareholders from
Net investment income
Class A		(5,917,810)		(4,495,053)
Administrator Class		(1,233,400)		(942,123)
Institutional Class		(226,410)		(123,346)
Net realized gains
Class A		(181,596,367)		(83,846,276)
Class B		N/A		(69,785)[1]
Class C		(4,256,830)		(2,126,589)
Administrator Class		(26,674,258)		(12,365,471)
Institutional Class		(3,326,977)		(1,124,308)

Total distributions to shareholders		(223,232,052)		(105,092,951)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	173,341	7,649,939	431,395	18,572,948
Class B	N/A	N/A	104 [1]	4,292 [1]
Class C	5,198	217,180	18,274	754,023
Administrator Class	54,436	2,615,331	90,883	4,235,879
Institutional Class	64,960	3,170,416	375,768	17,731,095

		13,652,866		41,298,237

Reinvestment of distributions
Class A	4,280,718	182,109,847	2,058,839	86,052,018
Class B	N/A	N/A	1,720 [1]	68,785 [1]
Class C	104,852	4,191,994	49,931	1,986,269
Administrator Class	566,744	26,279,904	278,197	12,532,938
Institutional Class	69,002	3,263,351	24,783	1,134,964

		215,845,096		101,774,974

Payment for shares redeemed
Class A	(2,150,579)	(96,327,352)	(4,097,274)	(176,512,570)
Class B	N/A	N/A	(44,500)[1]	(1,816,478)[1]
Class C	(71,457)	(2,994,655)	(175,866)	(7,256,150)
Administrator Class	(383,025)	(18,667,038)	(602,797)	(27,931,325)
Institutional Class	(97,316)	(4,822,736)	(187,341)	(8,851,083)

		(122,811,781)		(222,367,606)

Net increase (decrease) in net assets resulting from capital share transactions		106,686,181		(79,294,395)

Total increase (decrease) in net assets		(8,495,946)		81,126,312

Net assets
Beginning of period		1,779,538,811		1,698,412,499

End of period		$1,771,042,865		$1,779,538,811

Undistributed (overdistributed) net investment income		$(15,999)		$7,274,751

[1]	For the period from October 1, 2016 to May 5, 2017. Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Opportunity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$45.83	$41.86	$43.35	$49.56	$46.23	$38.99
Net investment income (loss)	(0.02)	0.04	0.13 [1]	0.64	(0.07)	(0.04)
Net realized and unrealized gains (losses) on investments	2.77	6.60	4.72	(1.52)	6.46	8.80

Total from investment operations	2.75	6.64	4.85	(0.88)	6.39	8.76
Distributions to shareholders from
Net investment income	(0.17)	(0.13)	(0.57)	0.00	0.00	0.00
Net realized gains	(5.75)	(2.54)	(5.77)	(5.33)	(3.06)	(1.52)

Total distributions to shareholders	(5.92)	(2.67)	(6.34)	(5.33)	(3.06)	(1.52)
Net asset value, end of period	$42.66	$45.83	$41.86	$43.35	$49.56	$46.23
Total return[2]	6.08%	16.49%	12.46%	(2.27)%	14.35%	23.31%
Ratios to average net assets (annualized)
Gross expenses	1.20%	1.21%	1.21%	1.24%	1.26%	1.26%
Net expenses	1.20%	1.21%	1.21%	1.22%	1.22%	1.23%
Net investment income (loss)	(0.01)%	0.11%	0.33%	1.30%	(0.13)%	(0.08)%
Supplemental data
Portfolio turnover rate	17%	43%	34%	42%	32%	26%
Net assets, end of period (000s omitted)	$1,475,197	$1,479,457	$1,418,614	$390,154	$442,840	$431,201

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Opportunity Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$43.46	$39.99	$41.60	$48.10	$45.27	$38.49
Net investment income (loss)	(0.08)	(0.26)[1]	(0.16)[1]	0.26	(0.42)[1]	(0.35)[1]
Net realized and unrealized gains (losses) on investments	2.52	6.27	4.51	(1.43)	6.31	8.65

Total from investment operations	2.44	6.01	4.35	(1.17)	5.89	8.30
Distributions to shareholders from
Net investment income	0.00	0.00	(0.19)	0.00	0.00	0.00
Net realized gains	(5.75)	(2.54)	(5.77)	(5.33)	(3.06)	(1.52)

Total distributions to shareholders	(5.75)	(2.54)	(5.96)	(5.33)	(3.06)	(1.52)
Net asset value, end of period	$40.15	$43.46	$39.99	$41.60	$48.10	$45.27
Total return[2]	5.67%	15.62%	11.62%	(3.01)%	13.48%	22.41%
Ratios to average net assets (annualized)
Gross expenses	1.95%	1.96%	1.96%	1.99%	2.01%	2.01%
Net expenses	1.95%	1.96%	1.96%	1.97%	1.97%	1.98%
Net investment income (loss)	(0.76)%	(0.64)%	(0.40)%	0.55%	(0.88)%	(0.83)%
Supplemental data
Portfolio turnover rate	17%	43%	34%	42%	32%	26%
Net assets, end of period (000s omitted)	$32,088	$33,057	$34,721	$37,196	$42,940	$43,209

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Opportunity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$49.45	$44.93	$46.11	$52.27	$48.50	$40.74
Net investment income	0.05 [1]	0.15 [1]	0.24 [1]	0.79	0.08	0.06 [1]
Net realized and unrealized gains (losses) on investments	2.95	7.09	5.04	(1.62)	6.75	9.22

Total from investment operations	3.00	7.24	5.28	(0.83)	6.83	9.28
Distributions to shareholders from
Net investment income	(0.24)	(0.18)	(0.69)	0.00	0.00	0.00
Net realized gains	(5.75)	(2.54)	(5.77)	(5.33)	(3.06)	(1.52)

Total distributions to shareholders	(5.99)	(2.72)	(6.46)	(5.33)	(3.06)	(1.52)
Net asset value, end of period	$46.46	$49.45	$44.93	$46.11	$52.27	$48.50
Total return[2]	6.15%	16.74%	12.68%	(2.04)%	14.60%	23.59%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.13%	1.13%	1.10%	1.10%	1.10%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	0.19%	0.61%	0.56%	1.52%	0.09%	0.13%
Supplemental data
Portfolio turnover rate	17%	43%	34%	42%	32%	26%
Net assets, end of period (000s omitted)	$234,074	$237,315	$226,140	$223,281	$253,121	$247,230

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Opportunity Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$50.30	$45.63	$46.76	$52.82	$48.86	$40.93
Net investment income	0.11 [1]	0.22 [1]	0.35 [1]	0.92 [1]	0.19 [1]	0.17
Net realized and unrealized gains (losses) on investments	3.01	7.25	5.12	(1.65)	6.83	9.28

Total from investment operations	3.12	7.47	5.47	(0.73)	7.02	9.45
Distributions to shareholders from
Net investment income	(0.35)	(0.26)	(0.83)	0.00	0.00	0.00
Net realized gains	(5.75)	(2.54)	(5.77)	(5.33)	(3.06)	(1.52)

Total distributions to shareholders	(6.10)	(2.80)	(6.60)	(5.33)	(3.06)	(1.52)
Net asset value, end of period	$47.32	$50.30	$45.63	$46.76	$52.82	$48.86
Total return[2]	6.30%	17.02%	12.97%	(1.81)%	14.89%	23.91%
Ratios to average net assets (annualized)
Gross expenses	0.88%	0.88%	0.88%	0.83%	0.83%	0.83%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	0.44%	0.47%	0.79%	1.79%	0.36%	0.41%
Supplemental data
Portfolio turnover rate	17%	43%	34%	42%	32%	26%
Net assets, end of period (000s omitted)	$29,685	$29,709	$17,222	$11,906	$29,335	$14,030

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Opportunity Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Opportunity Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on May 5, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through May 5, 2017.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2018, such fair value pricing was used in pricing certain foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Funds Management. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent

Notes to financial statements (unaudited)	Wells Fargo Opportunity Fund	19

pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

20	Wells Fargo Opportunity Fund	Notes to financial statements (unaudited)

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2018, the aggregate cost of all investments for federal income tax purposes was $1,298,058,936 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$528,921,566
Gross unrealized losses	(40,938,703)
Net unrealized gains	$487,982,863

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Opportunity Fund	21

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$198,875,820	$0	$0	$198,875,820
Consumer staple	46,263,477	0	0	46,263,477
Energy	135,635,924	0	0	135,635,924
Financials	310,844,551	0	0	310,844,551
Health care	313,753,286	0	0	313,753,286
Industrials	171,522,689	54,729,906	0	226,252,595
Information technology	412,974,523	0	0	412,974,523
Materials	94,670,564	0	0	94,670,564
Real estate	24,337,181	0	0	24,337,181

Short-term investments
Investment companies	7,981,298	0	0	7,981,298
Investments measured at net asset value*				14,452,580
Total assets	$1,716,859,313	$54,729,906	$0	$1,786,041,799

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $14,452,580 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.75% and declining to 0.63% as the average daily net assets of the Fund increase. For the six months ended March 31, 2018, the management fee was equivalent to an annual rate of 0.72% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class, Institutional Class	0.13

22	Wells Fargo Opportunity Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.21% for Class A shares, 1.96% for Class C shares, 1.00% for Administrator Class shares, and 0.75% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2018, Funds Distributor received $2,503 from the sale of Class A. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended March 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2018 were $306,068,672 and $370,868,491, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended March 31, 2018, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Opportunity Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Opportunity Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Opportunity Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

26	Wells Fargo Opportunity Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
C. David Messman** (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

**	David Messman was the Secretary and Chief Legal Officer until April 16, 2018.

List of abbreviations	Wells Fargo Opportunity Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind— including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

309999 05-18 SA232/SAR232 03-18

Semi-Annual Report

March 31, 2018

Wells Fargo Special Mid Cap Value Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2018, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Special Mid Cap Value Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

During the last quarter of 2017, investors enjoyed consistently rising equity values globally.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Special Mid Cap Value Fund for the six-month period that ended March 31, 2018. During the last quarter of 2017, investors enjoyed consistently rising equity values globally. During the final two months of the first quarter of 2018, market volatility returned and equity markets reversed their year-to-date gains.

For the period, U.S. stocks, as measured by the S&P 500 Index,1 gained 5.84% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 gained 3.76%. Emerging market stocks, as measured by the MSCI EM Index (Net),3 added 8.96%. In bond markets, the Bloomberg Barclays U.S. Aggregate Bond Index4 declined 1.08% and the Bloomberg Barclays Municipal Bond Index5 lost 0.37% while fixed-income investments outside the U.S. gained 5.31%, according to the Bloomberg Barclays Global Aggregate ex-USD Index.6 The ICE BofAML U.S. High Yield Index7 fell 0.51% during the period.

During the last three months of 2017, stocks advanced on synchronized global growth, which led to higher investor and consumer confidence. The first quarter of 2018 began with strong stock market gains in January. A strong January 2018 U.S. employment report and inflation concerns prompted equity volatility in February. Investor optimism for growth was supplanted with concerns over trade tensions, increased interest rates, and the prospect of new data privacy regulations.

Reactions to U.S. interest rate increases were uneven across the yield curve and globally.

The U.S. Federal Reserve (Fed) increased the federal funds rate twice during the six-month period for a combined 50 basis points (bps; 100 bps equals 1.00%). Internationally, central banks maintained low interest rates and accommodative monetary policies that supported business activity and stock values in foreign markets. A weaker U.S. dollar was generally supportive of business activity in regions around the globe. The Bank of Japan continued its accommodative monetary policies, and industrial production, retail sales, and fixed asset investment increased in China.

Globally, stocks moved higher during the last quarter of 2017. Low inflation and interest rates supported accelerating global economic growth and corporate earnings. Brief episodes of geopolitical tensions, often associated with North Korea’s advancing nuclear missile program, flaring conflicts in the Middle East, and uncertainty surrounding U.S. trade policies, did not discourage investing activity.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure large- and mid-cap equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 24 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates. You cannot invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S. dollar-denominated debt market. You cannot invest directly in an index.

[7]	The ICE BofAML U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2018. ICE Data Indices, LLC. All rights reserved.

Letter to shareholders (unaudited)	Wells Fargo Special Mid Cap Value Fund	3

Fed officials announced in October 2017 plans to begin unwinding its $4.5 trillion portfolio of bonds and other assets accumulated during rounds of quantitative easing conducted since the 2008–2009 recession. Still, restrained inflation kept long-term bond rates steady and the flattened yield curve persisted. The Fed raised the federal funds rate target to a range of 1.25% to 1.50% in December 2017 and began selling bonds held in its portfolio.

Positive economic and market news continued as 2017 closed and 2018 began.

In January 2018, fourth-quarter 2017 U.S. gross domestic product was reported to be growing at a reported 3.2% annual rate. The unemployment rate fell to a 17-year low of 4.1%. Tax reform passed and wage growth data improved, encouraging increased business and consumer spending.

Improving business and economic data globally continued to support stocks through January 2018. Political wrangling in the U.S. over budget resolutions could not dissuade investors from buying stocks as payrolls and factory orders increased. Long-term interest rates in the U.S. trended higher as the yield curve steepened—the 10-year Treasury rate moved from 2.46% to 2.84% and the 30-year rate moved from 2.81% to 3.08% during January 2018.

Investor sentiment shifted in February as inflation concerns emerged in the U.S. when readings from the Producer Price Index in January rose 2.5% year over year. During February, the U.S. market endured a loss from January’s high of nearly 12% before recovering much of that loss. The Fed raised the federal funds rate in March 2018. Bond yields rose across the yield curve.

During January 2018, purchasing managers’ indices in China, the eurozone, India, and Japan reported data for December that indicated continued growth. Despite positive economic signals and business fundamentals, international stock values fell during February and March 2018, swept up in the selling momentum in U.S. markets.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

During February, the U.S. market endured a loss from January’s high of nearly 12% before recovering much of that loss.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222.

4	Wells Fargo Special Mid Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James M. Tringas, CFA®

Bryant VanCronkhite, CFA®, CPA

Average annual total returns (%) as of March 31, 20181

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFPAX)	7-31-2007	(0.41)	9.99	9.72	5.68	11.30	10.37	1.18	1.18
Class C (WFPCX)	7-31-2007	3.89	10.47	9.55	4.89	10.47	9.55	1.93	1.93
Class R (WFHHX)	9-30-2015	–	–	–	5.43	11.02	10.12	1.43	1.43
Class R6 (WFPRX)	6-28-2013	–	–	–	6.14	11.78	10.83	0.75	0.75
Administrator Class (WFMDX)	4-8-2005	–	–	–	5.76	11.42	10.50	1.10	1.10
Institutional Class (WFMIX)	4-8-2005	–	–	–	6.02	11.70	10.79	0.85	0.85
Russell Midcap® Value Index[4]	–	–	–	–	6.50	11.11	9.81	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Special Mid Cap Value Fund	5

Ten largest holdings (%) as of March 31, 2018[5]
Molson Coors Brewing Company Class B	2.69
Jacobs Engineering Group Incorporated	2.65
Sealed Air Corporation	2.51
Kansas City Southern	2.50
Loews Corporation	2.35
Ameren Corporation	2.31
Fidelity National Information Services Incorporated	2.28
Brown & Brown Incorporated	2.19
American Electric Power Company Incorporated	2.12
Amdocs Limited	2.08

Sector distribution as of March 31, 2018[6]

[1]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, the returns for Class R6 shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through January 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 1.19% for Class A, 1.94% for Class C, 1.44% for Class R, 0.76% for Class R6, 1.11% for Administrator Class, and 0.85% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[4]	The Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price/book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Special Mid Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2017 to March 31, 2018.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2017	Ending account value 3-31-2018	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,010.81	$5.82	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.15	$5.84	1.16%
Class C
Actual	$1,000.00	$1,006.98	$9.56	1.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.41	$9.60	1.91%
Class R
Actual	$1,000.00	$1,009.47	$7.06	1.41%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.09	1.41%
Class R6
Actual	$1,000.00	$1,012.85	$3.66	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.29	$3.68	0.73%
Administrator Class
Actual	$1,000.00	$1,011.02	$5.41	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.44	1.08%
Institutional Class
Actual	$1,000.00	$1,012.55	$4.16	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.79	$4.18	0.83%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Special Mid Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 95.19%

Consumer Discretionary: 7.22%

Auto Components: 0.84%
Aptiv plc	860,200	$73,091,194

Hotels, Restaurants & Leisure: 1.08%
The Wendy’s Company	5,302,700	93,062,385

Household Durables: 2.25%
Mohawk Industries Incorporated †	511,500	118,780,530
Whirlpool Corporation	496,700	76,049,737

		194,830,267

Media: 1.34%
Interpublic Group of Companies Incorporated	5,052,900	116,368,287

Multiline Retail: 1.71%
Kohl’s Corporation	2,252,100	147,535,071

Consumer Staples: 4.33%

Beverages: 2.69%
Molson Coors Brewing Company Class B	3,085,710	232,446,534

Household Products: 1.64%
Spectrum Brands Holdings Incorporated «	1,373,100	142,390,470

Energy: 8.08%

Energy Equipment & Services: 3.64%
C&J Energy Services Incorporated †	3,091,168	79,813,958
National Oilwell Varco Incorporated	3,204,200	117,946,602
Patterson-UTI Energy Incorporated	6,688,000	117,106,880

		314,867,440

Oil, Gas & Consumable Fuels: 4.44%
Anadarko Petroleum Corporation	2,350,600	141,999,746
Cimarex Energy Company	1,280,400	119,717,400
Hess Corporation	2,429,500	122,981,290

		384,698,436

Financials: 19.41%

Banks: 5.81%
Fifth Third Bancorp	4,005,800	127,184,150
PacWest Bancorp	3,052,807	151,205,531
Regions Financial Corporation	7,950,500	147,720,290
Zions Bancorporation	1,464,900	77,244,177

		503,354,148

Capital Markets: 1.83%
Northern Trust Corporation	1,536,000	158,407,680

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Special Mid Cap Value Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name	Shares	Value

Consumer Finance: 1.23%
Ally Financial Incorporated	3,926,761	$106,611,561

Insurance: 10.54%
Arch Capital Group Limited †	1,567,536	134,165,406
Brown & Brown Incorporated	7,455,839	189,676,544
FNF Group	3,351,414	134,123,588
Loews Corporation	4,083,400	203,067,482
The Allstate Corporation	1,355,800	128,529,840
Willis Towers Watson plc	804,300	122,406,417

		911,969,277

Health Care: 7.58%

Health Care Equipment & Supplies: 3.44%
Steris plc	967,000	90,279,120
Varian Medical Systems Incorporated †	652,200	79,992,330
Zimmer Biomet Holdings Incorporated	1,164,800	127,009,792

		297,281,242

Health Care Providers & Services: 2.89%
AmerisourceBergen Corporation	696,500	60,045,265
Humana Incorporated	442,300	118,903,509
Universal Health Services Incorporated Class B	597,800	70,785,498

		249,734,272

Life Sciences Tools & Services: 1.25%
Charles River Laboratories International Incorporated †	1,016,800	108,533,232

Industrials: 15.90%

Aerospace & Defense: 3.28%
Arconic Incorporated	4,628,100	106,631,424
Harris Corporation	1,100,500	177,488,640

		284,120,064

Building Products: 1.03%
Owens Corning Incorporated	1,105,100	88,850,040

Commercial Services & Supplies: 3.41%
Republic Services Incorporated	2,695,875	178,547,801
Stericycle Incorporated †	1,996,600	116,860,998

		295,408,799

Construction & Engineering: 2.65%
Jacobs Engineering Group Incorporated	3,874,443	229,173,303

Electrical Equipment: 1.40%
Acuity Brands Incorporated «	872,000	121,373,680

Machinery: 0.81%
The Middleby Corporation †	563,700	69,780,423

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2018 (unaudited)	Wells Fargo Special Mid Cap Value Fund	9

Security name	Shares	Value

Road & Rail: 3.32%
Kansas City Southern	1,966,700	$216,041,995
Ryder System Incorporated	979,500	71,297,805

		287,339,800

Information Technology: 10.86%

Communications Equipment: 0.72%
ARRIS International plc †	2,357,400	62,636,118

IT Services: 6.98%
Amdocs Limited	2,702,300	180,297,456
DST Systems Incorporated	625,693	52,339,219
Euronet Worldwide Incorporated †	760,500	60,018,660
Fidelity National Information Services Incorporated	2,049,200	197,337,960
Leidos Holdings Incorporated	1,745,000	114,123,000

		604,116,295

Semiconductors & Semiconductor Equipment: 0.50%
Analog Devices Incorporated	474,000	43,195,620

Software: 0.97%
Check Point Software Technologies Limited †	844,000	83,842,960

Technology Hardware, Storage & Peripherals: 1.69%
NCR Corporation †	4,642,820	146,341,686

Materials: 8.74%

Chemicals: 3.34%
International Flavors & Fragrances Incorporated	992,300	135,855,793
PPG Industries Incorporated	1,373,600	153,293,760

		289,149,553

Containers & Packaging: 5.40%
International Paper Company	2,694,900	143,988,507
Packaging Corporation of America	942,300	106,197,210
Sealed Air Corporation	5,079,200	217,338,968

		467,524,685

Real Estate: 5.84%

Equity REITs: 3.84%
American Campus Communities Incorporated	3,107,985	120,030,381
Invitation Homes Incorporated	5,282,028	120,588,699
Mid-America Apartment Communities Incorporated	1,006,000	91,787,440

		332,406,520

Real Estate Management & Development: 2.00%
CBRE Group Incorporated Class A †	3,662,800	172,957,418

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Special Mid Cap Value Fund	Portfolio of investments—March 31, 2018 (unaudited)

Security name		Shares	Value

Utilities: 7.23%

Electric Utilities: 2.86%
American Electric Power Company Incorporated		2,680,560	$183,859,610
PG&E Corporation		1,455,400	63,935,722

			247,795,332

Multi-Utilities: 2.31%
Ameren Corporation		3,531,850	200,008,666

Water Utilities: 2.06%
American Water Works Company Incorporated		2,168,700	178,115,331

Total Common Stocks (Cost $7,226,070,703)			8,239,317,789

	Yield
Short-Term Investments: 6.54%

Investment Companies: 6.54%
Securities Lending Cash Investment LLC (l)(r)(u)	1.89%	80,737,839	80,745,913
Wells Fargo Government Money Market Fund Select Class (l)(u)	1.54	485,557,494	485,557,494

Total Short-Term Investments (Cost $566,303,407)			566,303,407

Total investments in securities (Cost $7,792,374,110)	101.73%	8,805,621,196
Other assets and liabilities, net	(1.73)	(149,817,896)

Total net assets	100.00%	$8,655,803,300

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets
Short-Term Investments
Investment companies
Securities Lending Cash Investment LLC	131,645,898	483,156,889	534,064,948	80,737,839	$0	$0	$125,909	$80,745,913
Wells Fargo Government Money Market Fund Select Class	450,420,430	1,136,293,242	1,101,156,178	485,557,494	0	0	2,651,218	485,557,494

					$0	$0	$2,777,127	$566,303,407	6.54%

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2018 (unaudited)	Wells Fargo Special Mid Cap Value Fund	11

Assets
Investments in unaffiliated securities (including $79,065,171 of securities loaned), at value (cost $7,226,070,703)	$8,239,317,789
Investments in affiliated securities, at value (cost $566,303,407)	566,303,407
Cash	2,379,618
Receivable for investments sold	24,023,760
Receivable for Fund shares sold	20,115,783
Receivable for dividends	8,067,854
Receivable for securities lending income	28,476
Prepaid expenses and other assets	72,755

Total assets	8,860,309,442

Liabilities
Payable for investments purchased	102,855,124
Payable upon receipt of securities loaned	80,737,379
Payable for Fund shares redeemed	13,230,618
Management fee payable	5,075,092
Administration fees payable	963,914
Distribution fees payable	131,200
Accrued expenses and other liabilities	1,512,815

Total liabilities	204,506,142

Total net assets	$8,655,803,300

NET ASSETS CONSIST OF
Paid-in capital	$7,589,283,020
Undistributed net investment income	12,323,013
Accumulated net realized gains on investments	40,950,181
Net unrealized gains on investments	1,013,247,086

Total net assets	$8,655,803,300

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$1,093,934,439
Shares outstanding – Class A1	30,078,689
Net asset value per share – Class A	$36.37
Maximum offering price per share – Class A2	$38.59
Net assets – Class C	$189,337,446
Shares outstanding – Class C1	5,413,754
Net asset value per share – Class C	$34.97
Net assets – Class R	$21,264,351
Shares outstanding – Class R1	576,428
Net asset value per share – Class R	$36.89
Net assets – Class R6	$1,357,151,117
Shares outstanding – Class R6[1]	36,359,593
Net asset value per share – Class R6	$37.33
Net assets – Administrator Class	$1,217,382,830
Shares outstanding – Administrator Class[1]	32,925,510
Net asset value per share – Administrator Class	$36.97
Net assets – Institutional Class	$4,776,733,117
Shares outstanding – Institutional Class[1]	128,099,242
Net asset value per share – Institutional Class	$37.29

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Special Mid Cap Value Fund	Statement of operations—six months ended March 31, 2018 (unaudited)

Investment income
Dividends	$64,138,199
Income from affiliated securities	2,777,127

Total investment income	66,915,326

Expenses
Management fee	28,164,501
Administration fees
Class A	1,158,155
Class C	205,877
Class R	20,231
Class R6	169,173
Administrator Class	779,923
Institutional Class	3,110,432
Shareholder servicing fees
Class A	1,378,756
Class C	245,092
Class R	24,084
Administrator Class	1,499,852
Distribution fees
Class C	735,275
Class R	24,084
Custody and accounting fees	132,689
Professional fees	22,433
Registration fees	347,569
Shareholder report expenses	691,860
Trustees’ fees and expenses	10,030
Other fees and expenses	18,945

Total expenses	38,738,961

Net investment income	28,176,365

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	93,091,834
Net change in unrealized gains (losses) on investments	(32,455,648)

Net realized and unrealized gains (losses) on investments	59,636,186

Net increase in net assets resulting from operations	$87,812,551

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Special Mid Cap Value Fund	13

	Six months ended March 31, 2018 (unaudited)		Year ended September 30, 2017

Operations
Net investment income		$28,176,365		$69,856,974
Net realized gains on investments		93,091,834		263,905,671
Net change in unrealized gains (losses) on investments		(33,455,648)		507,582,662

Net increase in net assets resulting from operations		87,812,551		841,345,307

Distributions to shareholders from
Net investment income
Class A		(6,735,596)		(7,950,644)
Class C		(65,826)		(22,847)
Class R		(125,274)		(20,893)
Class R6		(11,006,444)		(4,366,000)
Administrator Class		(8,307,428)		(5,647,481)
Institutional Class		(46,211,764)		(24,469,171)
Net realized gains
Class A		(38,057,114)		(8,040,188)
Class C		(7,081,663)		(774,149)
Class R		(633,096)		(15,345)
Class R6		(35,131,963)		(2,351,311)
Administrator Class		(39,923,560)		(4,977,762)
Institutional Class		(163,298,206)		(14,258,083)

Total distributions to shareholders		(356,577,934)		(72,893,874)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	5,137,455	192,257,832	13,154,908	465,537,737
Class C	667,595	24,099,460	2,711,868	92,767,956
Class R	285,176	10,904,415	375,826	13,756,543
Class R6	14,956,167	575,644,053	15,662,932	576,145,190
Administrator Class	7,280,943	279,757,564	11,300,924	409,573,144
Institutional Class	24,744,514	951,927,129	73,476,646	2,698,093,386

		2,034,590,453		4,255,873,956

Reinvestment of distributions
Class A	1,134,296	42,153,674	430,399	15,319,605
Class C	190,448	6,787,622	21,636	747,041
Class R	20,056	757,010	1,001	36,238
Class R6	1,188,583	45,410,964	184,501	6,716,950
Administrator Class	1,273,292	48,143,405	293,544	10,613,440
Institutional Class	5,050,159	192,715,031	939,200	34,186,140

		335,967,706		67,619,414

Payment for shares redeemed
Class A	(4,752,325)	(178,217,986)	(26,185,672)	(938,590,776)
Class C	(771,547)	(27,700,280)	(1,041,925)	(35,763,015)
Class R	(109,727)	(4,190,015)	(48,532)	(1,793,289)
Class R6	(3,324,075)	(127,975,024)	(3,316,560)	(121,702,544)
Administrator Class	(5,976,478)	(227,380,446)	(6,021,913)	(218,649,630)
Institutional Class	(21,135,512)	(816,527,656)	(23,386,735)	(854,924,224)

		(1,381,991,407)		(2,171,423,478)

Net increase in net assets resulting from capital share transactions		988,566,752		2,152,069,892

Total increase in net assets		719,801,369		2,920,521,325

Net assets
Beginning of period		7,936,001,931		5,015,480,606

End of period		$8,655,803,300		$7,936,001,931

Undistributed net investment income		$12,323,013		$56,598,980

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Special Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$37.49	$33.12	$29.91	$32.68	$30.36	$22.83
Net investment income	0.06	0.33	0.19	0.25	0.12 [1]	0.15 [1]
Net realized and unrealized gains (losses) on investments	0.37	4.42	4.23	0.07	4.47	7.60

Total from investment operations	0.43	4.75	4.42	0.32	4.59	7.75
Distributions to shareholders from
Net investment income	(0.23)	(0.19)	(0.08)	(0.18)	(0.09)	(0.22)
Net realized gains	(1.32)	(0.19)	(1.13)	(2.91)	(2.18)	0.00

Total distributions to shareholders	(1.55)	(0.38)	(1.21)	(3.09)	(2.27)	(0.22)
Net asset value, end of period	$36.37	$37.49	$33.12	$29.91	$32.68	$30.36
Total return[2]	1.08%	14.41%	15.34%	0.69%	15.70%	34.23%
Ratios to average net assets (annualized)
Gross expenses	1.16%	1.18%	1.19%	1.25%	1.28%	1.29%
Net expenses	1.16%	1.18%	1.19%	1.24%	1.25%	1.25%
Net investment income	0.42%	0.78%	0.82%	0.85%	0.38%	0.54%
Supplemental data
Portfolio turnover rate	21%	46%	30%	58%	58%	87%
Net assets, end of period (000s omitted)	$1,093,934	$1,070,690	$1,363,213	$509,386	$110,219	$38,119

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Special Mid Cap Value Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$36.03	$31.91	$29.00	$31.82	$29.73	$22.38
Net investment income (loss)	(0.06)	0.06	0.03	0.02 [1]	(0.04)	(0.07)[1]
Net realized and unrealized gains (losses) on investments	0.33	4.26	4.02	0.07	4.31	7.49

Total from investment operations	0.27	4.32	4.05	0.09	4.27	7.42
Distributions to shareholders from
Net investment income	(0.01)	(0.01)	(0.01)	0.00	0.00	(0.07)
Net realized gains	(1.32)	(0.19)	(1.13)	(2.91)	(2.18)	0.00

Total distributions to shareholders	(1.33)	(0.20)	(1.14)	(2.91)	(2.18)	(0.07)
Net asset value, end of period	$34.97	$36.03	$31.91	$29.00	$31.82	$29.73
Total return[2]	0.70%	13.56%	14.47%	(0.05)%	14.86%	33.23%
Ratios to average net assets (annualized)
Gross expenses	1.91%	1.92%	1.94%	2.00%	2.03%	2.04%
Net expenses	1.91%	1.92%	1.94%	1.99%	2.00%	2.00%
Net investment income (loss)	(0.33)%	0.14%	0.03%	0.08%	(0.38)%	(0.25)%
Supplemental data
Portfolio turnover rate	21%	46%	30%	58%	58%	87%
Net assets, end of period (000s omitted)	$189,337	$191,954	$116,022	$63,431	$29,217	$14,913

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Special Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
CLASS R		2017	2016	2015[1]
Net asset value, beginning of period	$38.08	$33.78	$30.70	$30.70
Net investment income	0.04	0.31	0.12 [2]	0.00
Net realized and unrealized gains (losses) on investments	0.34	4.44	4.32	0.00

Total from investment operations	0.38	4.75	4.44	0.00
Distributions to shareholders from
Net investment income	(0.25)	(0.26)	(0.23)	0.00
Net realized gains	(1.32)	(0.19)	(1.13)	0.00

Total distributions to shareholders	(1.57)	(0.45)	(1.36)	0.00
Net asset value, end of period	$36.89	$38.08	$33.78	$30.70
Total return[3]	0.95%	14.13%	15.05%	0.00%
Ratios to average net assets (annualized)
Gross expenses	1.41%	1.42%	1.44%	0.00%
Net expenses	1.41%	1.42%	1.44%	0.00%
Net investment income	0.20%	0.77%	0.37%	0.00%
Supplemental data
Portfolio turnover rate	21%	46%	30%	58%
Net assets, end of period (000s omitted)	$21,264	$14,505	$1,778	$25

[1]	The class commenced operations on September 30, 2015. Information represents activity for the one day of operation.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Special Mid Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
CLASS R6		2017	2016	2015	2014	2013[1]
Net asset value, beginning of period	$38.52	$34.03	$30.71	$33.39	$30.90	$28.69
Net investment income	0.15	0.50 [2]	0.38 [2]	0.41 [2]	0.41 [2]	0.06 [2]
Net realized and unrealized gains (losses) on investments	0.38	4.53	4.30	0.05	4.43	2.15

Total from investment operations	0.53	5.03	4.68	0.46	4.84	2.21
Distributions to shareholders from
Net investment income	(0.40)	(0.35)	(0.23)	(0.23)	(0.17)	0.00
Net realized gains	(1.32)	(0.19)	(1.13)	(2.91)	(2.18)	0.00

Total distributions to shareholders	(1.72)	(0.54)	(1.36)	(3.14)	(2.35)	0.00
Net asset value, end of period	$37.33	$38.52	$34.03	$30.71	$33.39	$30.90
Total return[3]	1.29%	14.88%	15.84%	1.14%	16.29%	7.70%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.74%	0.76%	0.79%	0.80%	0.81%
Net expenses	0.73%	0.74%	0.76%	0.79%	0.80%	0.81%
Net investment income	0.89%	1.37%	1.21%	1.26%	1.22%	0.73%
Supplemental data
Portfolio turnover rate	21%	46%	30%	58%	58%	87%
Net assets, end of period (000s omitted)	$1,357,151	$906,784	$374,557	$105,973	$4,013	$27

[1]	For the period from June 28, 2013 (commencement of class operations) to September 30, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Special Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$38.12	$33.67	$30.45	$33.14	$30.71	$23.09
Net investment income	0.09	0.34 [1]	0.26	0.31 [1]	0.15	0.20 [1]
Net realized and unrealized gains (losses) on investments	0.35	4.52	4.26	0.05	4.55	7.67

Total from investment operations	0.44	4.86	4.52	0.36	4.70	7.87
Distributions to shareholders from
Net investment income	(0.27)	(0.22)	(0.17)	(0.14)	(0.09)	(0.25)
Net realized gains	(1.32)	(0.19)	(1.13)	(2.91)	(2.18)	0.00

Total distributions to shareholders	(1.59)	(0.41)	(1.30)	(3.05)	(2.27)	(0.25)
Net asset value, end of period	$36.97	$38.12	$33.67	$30.45	$33.14	$30.71
Total return[2]	1.10%	14.50%	15.42%	0.84%	15.89%	34.41%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.09%	1.10%	1.12%	1.12%	1.13%
Net expenses	1.08%	1.09%	1.10%	1.11%	1.12%	1.13%
Net investment income	0.51%	0.95%	0.88%	0.95%	0.48%	0.71%
Supplemental data
Portfolio turnover rate	21%	46%	30%	58%	58%	87%
Net assets, end of period (000s omitted)	$1,217,383	$1,156,796	$834,134	$394,188	$187,968	$117,087

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Special Mid Cap Value Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2018 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$38.47	$34.00	$30.70	$33.38	$30.91	$23.15
Net investment income	0.13	0.41	0.35 [1]	0.41 [1]	0.24	0.20 [1]
Net realized and unrealized gains (losses) on investments	0.37	4.58	4.29	0.04	4.57	7.81

Total from investment operations	0.50	4.99	4.64	0.45	4.81	8.01
Distributions to shareholders from
Net investment income	(0.36)	(0.33)	(0.21)	(0.22)	(0.16)	(0.25)
Net realized gains	(1.32)	(0.19)	(1.13)	(2.91)	(2.18)	0.00

Total distributions to shareholders	(1.68)	(0.52)	(1.34)	(3.13)	(2.34)	(0.25)
Net asset value, end of period	$37.29	$38.47	$34.00	$30.70	$33.38	$30.91
Total return[2]	1.26%	14.76%	15.73%	1.10%	16.17%	34.90%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.84%	0.86%	0.85%	0.85%	0.85%
Net expenses	0.83%	0.84%	0.86%	0.85%	0.85%	0.85%
Net investment income	0.76%	1.24%	1.07%	1.23%	0.81%	0.72%
Supplemental data
Portfolio turnover rate	21%	46%	30%	58%	58%	87%
Net assets, end of period (000s omitted)	$4,776,733	$4,595,274	$2,325,777	$411,919	$174,989	$66,056

[1]	Calculated based upon average shares outstanding

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Special Mid Cap Value Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Special Mid Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Notes to financial statements (unaudited)	Wells Fargo Special Mid Cap Value Fund	21

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in income from affiliated securities on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2018, the aggregate cost of all investments for federal income tax purposes was $7,789,559,729 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$1,273,725,561
Gross unrealized losses	(257,664,094)
Net unrealized gains	$1,016,061,467

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

22	Wells Fargo Special Mid Cap Value Fund	Notes to financial statements (unaudited)
∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$624,887,204	$0	$0	$624,887,204
Consumer staples	374,837,004	0	0	374,837,004
Energy	699,565,876	0	0	699,565,876
Financials	1,680,342,666	0	0	1,680,342,666
Health care	655,548,746	0	0	655,548,746
Industrials	1,376,046,109	0	0	1,376,046,109
Information technology	940,132,679	0	0	940,132,679
Materials	756,674,238	0	0	756,674,238
Real estate	505,363,938	0	0	505,363,938
Utilities	625,919,329	0	0	625,919,329

Short-term investments
Investment companies	485,557,494	0	0	485,557,494
Investments measured at net asset value*				80,745,913
Total assets	$8,724,875,283	$0	$0	$8,805,621,196

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $80,745,913 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At March 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.75% and declining to 0.63% as the average daily net assets of the Fund increase. For the six months ended March 31, 2018, the management fee was equivalent to an annual rate of 0.67% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Special Mid Cap Value Fund	23

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C, Class R	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.19% for Class A shares, 1.94% for Class C shares, 1.44% for Class R shares, 0.76% for Class R6, 1.11% for Administrator Class shares, and 0.85% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to February 1, 2018, the Fund’s expenses were capped at 1.22% for Class A shares, 1.97% for Class C shares, 1.47% for Class R shares, 0.79% for Class R6 shares, 1.14% for Administrator Class shares, and 0.87% for Institutional Class shares.

Distribution fees

The Trust has adopted a distribution plan for Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended March 31, 2018, Funds Distributor received $66,088 from the sale of Class A shares and $883 in contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class A for the six months ended March 31, 2018.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $24,294,900 and $6,134,982 in interfund purchases and sales, respectively, during the six months ended March 31, 2018.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2018 were $2,335,104,832 and $1,668,191,504, respectively.

24	Wells Fargo Special Mid Cap Value Fund	Notes to financial statements (unaudited)

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

For the six months ended March 31, 2018, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Special Mid Cap Value Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Special Mid Cap Value Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 153 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman** (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and the Glimmerglass Festival. She is also an inactive Chartered Financial Analyst.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Special Mid Cap Value Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell*** (Born 1953)	Trustee, since 2006; Governance Committee Chairman, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny**** (Born 1951)	Trustee, since 1996; Chairman, since 2018; Vice Chairman, from 2017 to 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
James G. Polisson***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Trustee of the Evergreen Fund complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Pamela Wheelock***** (Born 1959)	Trustee, since 2018; Advisory Board Member, from 2017 to 2018	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Jane Freeman became Chair Liaison effective January 1, 2018.

***	Olivia Mitchell became Chairman of the Governance Committee effective January 1, 2018.

****	Timothy Penny became Chairman effective January 1, 2018.

*****	James Polisson and Pamela Wheelock each became a Trustee effective January 1, 2018.

28	Wells Fargo Special Mid Cap Value Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Alexander Kymn* (Born 1973)	Secretary, since 2018; Chief Legal Officer, since 2018	Senior Company Counsel of Wells Fargo Bank, N.A. since 2018 (previously Senior Counsel from 2007 to 2018). Vice President of Wells Fargo Funds Management, LLC from 2008 to 2014.
C. David Messman** (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 77 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 77 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Alexander Kymn became the Secretary and Chief Legal Officer effective April 17, 2018.

**	David Messman was the Secretary and Chief Legal Officer until April 16, 2018.

List of abbreviations	Wells Fargo Special Mid Cap Value Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
INR	— Indian rupee
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Agency
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind— including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2018 Wells Fargo Funds Management, LLC. All rights reserved.

310000 05-18 SA234/SAR234 03-18

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:

/s/ Andrew Owen

Andrew Owen
President

Date:	May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:

/s/ Andrew Owen

Andrew Owen
President

Date:	May 23, 2018

By:

/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	May 23, 2018

By:

/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	May 23, 2018